UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22023
Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917-7700
Date of fiscal year end: July 31
Date of reporting period: July 31, 2026

Item 1.	Reports to Stockholders.

Annual Shareholder Report July 31, 2026

Municipal Total Return Managed Accounts Portfolio
NMTRX

Annual Shareholder Report
This annual shareholder report contains important information about the Municipal Total Return Managed Accounts Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Municipal Total Return Managed Accounts Portfolio	$14	0.14%

*	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
The Municipal Total Return Managed Accounts Portfolio returned 7.25% at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund significantly outperformed the Bloomberg 7-Year Municipal Bond Index, which returned 2.43%.
Top contributors to relative performance

•	Longer-maturity and longer-duration positioning than the index.

•	Overweight in non-rated and BBB-rated bonds and underweight in AA-rated and AAA-rated bonds.

•	Underweight in state and local general obligation bonds

•	Overweights in hospital and special tax bonds.
Top detractors from relative performance

•	Underweight in industrial development/pollution control revenue bonds.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2016 through July 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Municipal Total Return Managed Accounts Portfolio at NAV	7.25%	0.23%	2.16%

Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%

Bloomberg 7 Year Municipal Bond Index	2.43%	0.72%	1.84%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual- funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of July 31, 2026)

Fund net assets	$1,571,474,977

Total number of portfolio holdings	659

Portfolio turnover (%)	32%

Total management fees paid for the year	$0

What did the Fund invest in? (as of July 31, 2026)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67073H103_AR_0726 5824581

3

Annual Shareholder Report July 31, 2026

Nuveen Impact Bond Completion Managed Accounts Portfolio
NCIRX
(Formerly known as Nuveen Core Impact Bond Managed Accounts Portfolio)

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Impact Bond Completion Managed Accounts Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Impact Bond Completion Managed Accounts Portfolio	$0	0.00%

*
Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights
The Nuveen Impact Bond Completion Managed Accounts Portfolio returned 3.78% at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 2.71%.
Top contributors to relative performance

•	Underweight to U.S. Treasury bonds and overweights to municipal bonds and corporate bonds.

•	Duration and yield curve positioning.

•	Security selection in commercial mortgage-backed securities (CMBS) and municipal bonds.
Top detractors from relative performance

•	Underweight to and security selection in mortgage-backed securities (MBS).

•	Overweight to government-related credit.

•	Security selection in asset-backed securities (ABS).

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (July 9, 2020 through July 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (7/9/20)

Nuveen Impact Bond Completion Managed Accounts Portfolio at NAV	3.78%	(0.72)%	(0.19)%

Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40)%	(0.31)%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of July 31, 2026)

Fund net assets	$30,344,028

Total number of portfolio holdings	171

Portfolio turnover (%)	30%

Total management fees paid for the year	$0

What did the Fund invest in? (as of July 31, 2026)

(1)	Includes 1.3% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
Investment policy change: Effective August 1, 2026, the Fund changed its non-fundamental investment policy adopted pursuant to Rule 35d-1 of the Investment Company Act of 1940 to invest at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in bonds to under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in impact bonds.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67073H400_AR_0726 5824590

3

Annual Shareholder Report July 31, 2026

Nuveen Emerging Markets Debt Managed Accounts Portfolio
NEMDX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Emerging Markets Debt Managed Accounts Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Emerging Markets Debt Managed Accounts Portfolio	$0	0.00%

*	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Emerging Markets Debt Managed Accounts Portfolio returned 6.39% at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund underperformed the JP Morgan EMBI Global Diversified Index, which returned 8.81%.

Top contributors to relative performance

•
Underweight to Asian debt, most notably a significant underweight to China.

•
Lack of exposure to Senegal and underweight to Uruguay.

•
Security selection in Chile and Kazakhstan.

Top detractors from relative performance

•
Underweight to below-investment-grade debt, including a lack of exposure to Venezuelan and Ukrainian debt.

•
Overweight to Chile and underweight to Ecuador.

•
Out-of-benchmark exposure to corporate debt.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2022 through July 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception (11/1/22)

Nuveen Emerging Markets Debt Managed Accounts Portfolio at NAV	6.39%	8.18%

JP Morgan EMBI Global Diversified Index	8.81%	11.03%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of July 31, 2026)

Fund net assets	$27,743,341

Total number of portfolio holdings	124

Portfolio turnover (%)	47%

Total management fees paid for the year	$0

What did the Fund invest in? (as of July 31, 2026)

(1)	Includes 6.2% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67073H509_AR_0726 5824595

3

Annual Shareholder Report July 31, 2026

Nuveen High Yield Managed Accounts Portfolio
NMYHX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen High Yield Managed Accounts Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/ prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen High Yield Managed Accounts Portfolio	$0	0.00%

*
Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen High Yield Managed Accounts Portfolio returned 6.46% at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund outperformed the ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index, which returned 5.42%.

Top contributors to relative performance

•
Security selection within the retail and technology industries.

•
Security selection within BB-rated bonds.

Top detractors from relative performance

•
Security selection within the leisure and gaming industries.

•
Asset allocation within the insurance industry.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2022 through July 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	Since Inception (11/1/22)

Nuveen High Yield Managed Accounts Portfolio at NAV	6.46%	8.74%

Bloomberg U.S. Aggregate Bond Index	2.71%	4.34%

ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index	5.42%	8.29%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutualfunds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of July 31, 2026)

Fund net assets	$19,397,203

Total number of portfolio holdings	296

Portfolio turnover (%)	42%

Total management fees paid for the year	$0

What did the Fund invest in? (as of July 31, 2026)

(1)	Includes 0.7% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67073H608_AR_0726 5824602

3

Annual Shareholder Report July 31, 2026

Nuveen Preferred Securities and Income Managed Accounts Portfolio
NISPX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Preferred Securities and Income Managed Accounts Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information at https://www.nuveen.com/en-us/ mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Preferred Securities and Income Managed Accounts Portfolio	$0	0.00%

*
Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Preferred Securities and Income Managed Accounts Portfolio returned 7.33% at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund outperformed the Preferred Securities and Income Managed Accounts Portfolio Blended Benchmark, which returned 5.84%. The Preferred Securities and Income Managed Accounts Portfolio Blended Benchmark consists of: 1) 60% ICE US Institutional Capital Securities Index, 2) 40% ICE USD Contingent Capital Index.

Top contributors to relative performance

•
The Fund benefited from owning claims on legacy Credit Suisse Additional Tier 1 (AT1) securities that were written down to zero in 2023 as part of the Swiss bank regulator’s arranged merger between UBS and Credit Suisse. The value of these claims rose significantly following a favorable Swiss court ruling that is being appealed.

•
Security selection in the energy and communications industries.

Top detractors from relative performance

•
Underweight to the contingent capital securities (CoCos) segment.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2022 through July 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	Since Inception (11/1/22)

Nuveen Preferred Securities and Income Managed Accounts Portfolio at NAV	7.33%	9.21%

Bloomberg U.S. Aggregate Bond Index	2.71%	4.34%

ICE US Institutional Capital Securities Index	5.44%	9.06%

Preferred Securities and Income Managed Accounts Portfolio Blended Benchmark	5.84%	8.72%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of July 31, 2026)

Fund net assets	$17,856,847

Total number of portfolio holdings	100

Portfolio turnover (%)	20%

Total management fees paid for the year	$0

What did the Fund invest in? (as of July 31, 2026)

(1)	Includes 89.4% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67073H707_AR_0726 5824613

3

Annual Shareholder Report July 31, 2026

Nuveen Securitized Credit Managed Accounts Portfolio
NNSDX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Securitized Credit Managed Accounts Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Securitized Credit Managed Accounts Portfolio	$0	0.00%

*	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
The Nuveen Securitized Credit Managed Accounts Portfolio returned 4.30% at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund performed in line with the Bloomberg U.S. Securitized Index, which returned 4.10%.
Top contributors to relative performance

•	Security selection within asset-backed securities (ABS), including a higher allocation to esoteric ABS and commercial-focused issues versus consumer-focused issues.

•
Allocation to and selection within mortgage-backed securities (MBS), including an out‑of‑benchmark allocation to mortgage credit risk transfer (CRT) securities issued by government-sponsored enterprises and selection within agency MBS.

•
Security selection within commercial mortgage-backed securities (CMBS), including a higher allocation to floating-rate single-asset, single-borrower (SASB) securities and seasoned CMBS issues that were less sensitive to interest-rate moves.

Top detractors from relative performance

•	Overweight allocation to ABS.

•	Overweight allocation to CMBS.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2022 through July 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	Since Inception (11/1/22)

Nuveen Securitized Credit Managed Accounts Portfolio at NAV	4.30%	6.43%

Bloomberg U.S. Aggregate Bond Index	2.71%	4.34%

Bloomberg U.S. Securitized Index	4.10%	4.72%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of July 31, 2026)

Fund net assets	$57,365,164

Total number of portfolio holdings	217

Portfolio turnover (%)	26%

Total management fees paid for the year	$0

What did the Fund invest in? (as of July 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
Portfolio manager update(s): Effective March 13, 2026, Chris Jeltrup was added as a portfolio manager of the Fund and Peter Lewis was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67073H806_AR_0726 5824617

3

Annual Shareholder Report July 31, 2026

Nuveen Ultra Short Municipal Managed Accounts Portfolio
NUSMX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Ultra Short Municipal Managed Accounts Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Ultra Short Municipal Managed Accounts Portfolio	$0	0.00%

*	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Ultra Short Municipal Managed Accounts Portfolio returned 2.41% at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund performed in line with the SIFMA Municipal Swap Index, which returned 2.46%.

Primary performance drivers impacting relative yield

•
Shorter-duration positioning, specifically with more daily than weekly puttable securities.

•
Overweight to positions in the AAA-rated and AA-rated categories.

•
Overweight to positions with enhancement features that added another level of security to the bond’s underlying credit quality.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (February 29, 2024 through July 31, 2026) Initial Investment of $10,000

$12,000
$10,000
$10,745
$10,673
$10,665
2/29/24
7/24
7/25
7/26
Nuveen Ultra Short Municipal Managed Accounts Portfolio (NAV)
S&P Municipal Bond Index
SIFMA - Municipal Swap Index

Average Annual Total Returns

	1‑Year	Since Inception (2/29/24)

Nuveen Ultra Short Municipal Managed Accounts Portfolio at NAV	2.41%	2.70%

S&P Municipal Bond Index	5.10%	2.73%

SIFMA - Municipal Swap Index	2.46%	3.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of July 31, 2026)

Fund net assets	$10,000,000

Total number of portfolio holdings	34

Portfolio turnover (%)	0%

Total management fees paid for the year	$0

What did the Fund invest in? (as of July 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67073H889_AR_0726 5824623

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson and Loren M. Starr, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Board for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Item 4.	Principal Accountant Fees and Services.

Nuveen Managed Accounts Portfolios Trust

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
July 31, 2026	$382,095	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

July 31, 2025	$382,476	$0	$28	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
July 31, 2026	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

July 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
July 31, 2026	$0	$0	$10,376,215	$10,376,215
July 31, 2025	$28	$0	$11,045,250	$11,045,278

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Nuveen Managed Accounts Portfolios Trust and Shareholders of Municipal Total Return
Managed Accounts Portfolio, Nuveen Impact Bond Completion Managed Accounts Portfolio, Nuveen Emerging
Markets Debt Managed Accounts Portfolio, Nuveen High Yield Managed Accounts Portfolio, Nuveen Preferred
Securities and Income Managed Accounts Portfolio, Nuveen Securitized Credit Managed Accounts Portfolio and
Nuveen Ultra Short Municipal Managed Accounts Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Municipal Total Return Managed Accounts Portfolio, Nuveen Impact Bond Completion Managed Accounts Portfolio,
Nuveen Emerging Markets Debt Managed Accounts Portfolio, Nuveen High Yield Managed Accounts Portfolio,
Nuveen Preferred Securities and Income Managed Accounts Portfolio, Nuveen Securitized Credit Managed Accounts
Portfolio and Nuveen Ultra Short Municipal Managed Accounts Portfolio (constituting Nuveen Managed Accounts
Portfolios Trust, hereafter collectively referred to as the "Funds") as of July 31, 2026, the related statements of operations for the year ended July 31, 2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2026 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
September 25, 2026

Report of Independent Registered Public Accounting Firm
(continued)

We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments July 31, 2026
Municipal Total Return
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 106.1%
1668020861 MUNICIPAL BONDS - 106.1% 1668020861
ALABAMA - 1.2%
$ 2,500,000 Alabama Community College System Board of Trustees,
Revenue Bonds, Coastal Alabama Community College Series
2025 - BAM Insured
5 .000% 10/01/50 $ 2,560,982
1,155,000 (a),(b) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025A, (AMT), (Mandatory Put 6/01/32)
5 .000 06/01/55 1,190,683
1,000,000 Florence Public Educational Building Authority, Alabama,
Revenue Bonds, University of North Alabama Athletic Facilities
1830 Foundation Series 2024
5 .250 11/01/49 1,043,464
4,000,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons II, LLC Student Housing and Parking
Project at Samford University Series 2024C
5 .500 10/01/54 4,039,484
50,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/34 54,464
250,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/35 270,147
525,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/38 556,432
400,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/39 421,021
1,000,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/40 1,072,096
250,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/41 267,119
200,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/42 213,017
75,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/45 79,095
1,590,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/49 1,641,993
1,455,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .500 10/01/53 1,512,397
1,415,000 Madison Water and Wastewater Board, Alabama, Water and
Sewer Revenue Bonds, Series 2023
5 .250 12/01/48 1,481,492
1,205,000 The Public Educational Building Authority of Jacksonville,
Alabama, Jacksonville State University Foundation, Higher
Educational Facilities Revenue Bonds, Jackson State University
Project Series 2023A - AGM Insured
5 .000 08/01/54 1,190,665
1,250,000 Walker County Board of Education, Alabama, Special School
Tax Warrants, Series 2025
5 .000 03/01/47 1,279,756
TOTAL ALABAMA 18,874,307
ALASKA - 0.3%
1,030,000 Alaska Municipal Bond Bank, General Obligation Bonds, Three
Series 2023, (AMT)
5 .250 12/01/38 1,093,838
1,145,000 Alaska Municipal Bond Bank, General Obligation Bonds, Three
Series 2023, (AMT)
5 .250 12/01/40 1,204,757
2,310,000 Anchorage, Alaska, Solid Waste Services Revenue Bonds,
Refunding Series 2022A
5 .500 11/01/41 2,514,632
TOTAL ALASKA 4,813,227
ARIZONA - 2.6%
320,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada Horizon,
Inspirada and St. Rose Campus Projects, Series 2018A
5 .000 07/15/28 320,147
1,625,000 (b) Arizona Industrial Development Authority, Development First
Lien Revenue Bonds, Montanero Project, Alternative Minimum
Tax Series 2025, (AMT)
6 .750 12/01/55 1,658,058
4,105,000 Arizona Industrial Development Authority, Student Housing
Revenue Bonds, CHF - Arizona, L.L.C. - University of Arizona
Project, Series 2026A - BAM Insured
5 .250 07/01/56 4,231,405

Portfolio of Investments July 31, 2026
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 1,010,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4 .750% 09/01/49 $ 992,926
1,605,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
6 .250 07/01/44 1,647,892
2,825,000 (c) Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2026D
5 .000 01/01/38 3,080,913
3,785,000 Phoenix Civic Improvement Corporation, Arizona, Wastewater
System Revenue Bonds, Junior Lien Series 2023
5 .250 07/01/47 4,022,921
5,025,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Great Hearts Academies Project, Series
2014A
5 .000 07/01/44 5,027,847
410,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6 .750 02/01/50 410,121
3,300,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2023A
5 .000 01/01/47 3,424,234
2,855,000 (d) Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2025, (UB)
5 .000 01/01/51 2,957,983
1,575,000 (b) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Desert Heights Charter
School Project, Refunding Series 2024
5 .875 06/01/44 1,546,293
1,255,000 (b) Yavapai County Industrial Development Authority,  Arizona,
Education Revenue Bonds, Arizona Agribusiness and Equine
Center Inc Project, Refunding Series 2015A
5 .000 09/01/34 1,255,047
10,235,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
5 .250 08/01/54 10,476,338
TOTAL ARIZONA 41,052,125
ARKANSAS - 0.3%
1,400,000 (b) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000 07/01/59 1,320,588
1,555,000 Fort Smith, Arkansas, Sales and Use Tax Revenue Bonds, Series
2025
5 .250 11/01/55 1,620,752
850,000 Hope, Arkansas, Sales and Use Tax Revenue Bonds, Series
2025 - BAM Insured
4 .500 06/01/46 836,249
1,000,000 Pulaski County, Arkansas, Hospital Revenue Bonds, Arkansas
Children's Hospital, Series 2023
5 .000 03/01/41 1,035,933
TOTAL ARKANSAS 4,813,522
CALIFORNIA - 2.3%
250,000 Burbank-Glendale-Pasadena Airport Authority, California,
Airport Revenue Bonds, Senior Series 2024B, (AMT)
5 .250 07/01/42 266,325
100,000 (b) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/38 100,006
3,000,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/47 2,965,506
6,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/38 6,085,262
325,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Improvement
Area A Hesperia Silverwood, Series 2024
5 .000 09/01/44 331,612
335,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Improvement
Area A Hesperia Silverwood, Series 2024
5 .000 09/01/49 333,658
4,000,000 (b) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5 .000 11/21/45 4,002,620
2,000,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
5 .875 06/01/39 1,972,256
305,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .375 06/01/59 285,968
1,000,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Envision Education, Series 2024A
5 .000 06/01/44 922,993

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,815,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5 .000% 08/01/35 $ 2,067,483
280,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/46 280,013
750,000 California Statewide Community Development Authority,
Health Revenue Bonds, Enloe Medical Center, Refunding
Series 2022A - AGM Insured
5 .125 08/15/47 757,943
1,250,000 El Rancho Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Series
2023D - BAM Insured
5 .750 08/01/48 1,371,178
1,500,000 Irvine, California, Special Tax Bonds, Community Facilities
District 2013-3 Great Park, Improvement Area 4, Series 2016
4 .000 09/01/41 1,400,752
1,200,000 Rancho Mirage, California, Special Tax Bonds, Community
Facilities District 5 Section 31, Improvement Area 1 Series
2024A
5 .000 09/01/44 1,214,755
1,000,000 Sacramento County, California, Airport System Revenue Bonds,
Senior Series 2025A, (AMT)
5 .000 07/01/38 1,065,845
1,900,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2025B, (AMT)
5 .250 07/01/41 2,052,295
1,780,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2025B, (AMT)
5 .250 07/01/42 1,915,194
1,500,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2025B, (AMT)
5 .250 07/01/43 1,607,442
3,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT)
5 .500 05/01/38 3,292,618
1,550,000 University of California, General Revenue Bonds, Series
2025CD
5 .250 05/15/40 1,794,487
TOTAL CALIFORNIA 36,086,211
COLORADO - 8.6%
4,000,000 Adams 12 Five Star Schools, Adams County, Colorado, General
Obligation Bonds, Series 2025
5 .250 12/15/44 4,364,828
1,170,000 Adams and Arapahoe Counties Joint School District 28J,
Aurora, Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/46 1,285,538
1,000,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4 .250 12/01/41 928,895
500,000 (b) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 508,892
2,500,000 (b) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 2,512,404
1,630,000 Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding Convertible
to Unlimited Tax Series 2023A - BAM Insured
5 .000 12/01/48 1,659,296
2,250,000 Aurora Crossroads Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Series 2025A-3
6 .125 12/01/55 2,293,488
500,000 Bromley Park Metropolitan District No. 2, In the City of
Brighton, Adams and Weld Counties, Colorado, Senior General
Obligation Limited Tax Refunding Bonds, Series 2023 - BAM
Insured
5 .500 12/01/43 537,088
250,000 Buckhorn Valley Metropolitan District 2, Gypsum, Eagle
County, Colorado, General Obligation Limited Tax Refunding
Series 2025
5 .000 12/01/37 264,814
500,000 Buckhorn Valley Metropolitan District 2, Gypsum, Eagle
County, Colorado, General Obligation Limited Tax Refunding
Series 2025
5 .000 12/01/50 510,111
575,000 Buckhorn Valley Metropolitan District 2, Gypsum, Eagle
County, Colorado, General Obligation Limited Tax Refunding
Series 2025
5 .000 12/01/55 577,088
500,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Refunding Series 2024B - BAM Insured
6 .500 12/15/54 491,267

Portfolio of Investments July 31, 2026
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 692,000 CCP Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Refunding Series 2024
5 .000% 12/01/53 $ 673,619
2,450,000 Centennial Water and Sanitation District, Douglas County,
Colorado, Water and Wastewater Revenue Bonds, Series 2024
5 .250 12/01/53 2,559,991
1,000,000 (b) Centerra South Metro District 1, Loveland, Colorado, Special
Revenue Bonds, Improvement Senior Series 2026A
6 .250 12/01/55 1,005,672
1,890,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5 .500 12/01/54 2,009,510
1,000,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/44 1,078,518
1,500,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/45 1,611,261
500,000 (b) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
5 .000 07/01/36 500,068
350,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Littleton Preparatory Charter School,
Series 2013
5 .000 12/01/33 350,089
845,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Littleton Preparatory Charter School,
Series 2013
5 .000 12/01/42 811,394
1,555,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series
2016A
5 .000 11/15/41 1,556,132
4,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 4,063,940
1,155,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/36 1,239,188
5,800,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/52 5,942,426
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2025A
5 .000 09/01/35 1,082,137
870,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Craig Hospital Project, Immediate Delivery Series 2022A
5 .000 12/01/52 872,749
1,220,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Craig Hospital Project, Series 2025A
5 .250 12/01/50 1,252,507
4,050,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A
4 .000 05/15/52 3,546,683
4,000,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A
5 .250 11/15/48 4,236,732
480,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024A - BAM Insured
5 .000 12/01/44 499,075
3,190,000 (e) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Special Revenue
Capital Appreciation Turbo, Refunding & Improvement Series
2026
0 .000 12/01/33 1,911,060
725,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
4 .875 12/01/34 708,801
550,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
5 .200 12/01/39 524,403
1,725,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/34 1,939,599
805,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/35 900,699
700,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5 .500 11/15/40 759,520
3,000,000 (b) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 2,961,892
300,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5 .550 12/01/47 304,311

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 (b) Granary Metropolitan District 9, Weld County, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .450% 12/01/44 $ 506,212
500,000 Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds, Series
2022A and Limited Tax General Obligation Subordinate Bonds,
Series 2022B(3)
6 .250 12/01/52 462,440
1,065,000 (b) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 1,083,889
675,000 Hunters Overlook Metropolitan District 5, Severance, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024
5 .000 12/01/49 684,037
1,000,000 Jefferson Center Metropolitan District 2, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Refunding Series
2026A
5 .750 12/01/46 997,661
3,000,000 Jefferson Center Metropolitan District 2, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Refunding Series
2026A
6 .000 12/01/56 2,993,737
2,000,000 Lakes at Centerra Metropolitan District 2, Loveland, Colorado,
Limited Tax General Obligation Bonds, Refunding Series
2024A - AGM Insured
5 .000 12/01/49 2,013,655
2,550,000 (b) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .125 11/01/42 2,699,968
500,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
6 .250 12/01/37 517,404
4,000,000 Mesa County Valley School District 51, Grand Junction,
Colorado, General Obligation Bonds, Series 2025
5 .250 12/01/49 4,225,516
500,000 (b) Mineral Business Improvement District, Arapahoe County,
Colorado, General Obligation and Special Revenue Bonds,
Limited Tax Series 2024A
5 .750 12/01/54 491,451
750,000 (b) Orchard Park Place South Metropolitan District, Adams County,
Colorado, General Obligation Bonds, Limited Tax Series 2024
6 .000 12/01/54 740,476
1,330,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series
2022A-1
7 .500 12/01/52 1,343,435
2,300,000 (d) Platte River Power Authority, Colorado, Power Revenue Bonds,
Series 2026LL, (UB)
5 .000 06/01/49 2,390,528
2,000,000 (d) Platte River Power Authority, Colorado, Power Revenue Bonds,
Series 2026LL, (UB)
5 .000 06/01/51 2,065,024
3,250,000 (d) Platte River Power Authority, Colorado, Power Revenue Bonds,
Series 2026LL, (UB)
5 .000 06/01/56 3,327,284
1,035,000 (b) Plaza Metropolitan District 1, Lakewood, Colorado, Tax
Increment Revenue Bonds, Refunding Series 2013
5 .000 12/01/40 1,035,312
500,000 Prairie Point Community Authority Board, Aurora, Arapahoe
County, Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2026
5 .750 12/01/45 506,286
4,000,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding
& Improvement Series 2017
5 .000 12/01/42 4,021,618
1,400,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023
- AGM Insured
5 .000 12/01/38 1,471,236
690,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023
- AGM Insured
5 .000 12/01/43 716,187
1,450,000 (b) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6 .125 12/01/54 1,453,940
1,000,000 (e) Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 649,810

Portfolio of Investments July 31, 2026
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,145,839 (b) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875% 12/01/44 $ 1,133,009
1,345,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7 .750 12/01/45 1,378,339
835,000 (b) Sojourn at Idlewild Metropolitan District, Grand County,
Colorado, Limited Tax General Obligation Bonds, Winter Park
Series 2025A
6 .125 12/01/55 854,010
2,950,000 South Aurora Regional Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Refunding Improvement
Series 2025
6 .750 12/01/55 3,009,232
3,000,000 (b) Southern Ute Indian Tribe of the Southern Ute Indian
Reservation, Colorado, General Obligation Bonds, Series
2025A
5 .000 04/01/35 3,180,560
500,000 (b),(f) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0 .000 09/20/54 374,608
2,060,000 State of Colorado, Rural Colorado, Certificates of Participation,
Series 2022
6 .000 12/15/39 2,325,850
7,870,000 State of Colorado, Rural Colorado, Certificates of Participation,
Series 2022
6 .000 12/15/40 8,868,715
1,000,000 STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding First Lien Series 2025A-1
5 .250 12/01/45 1,044,896
1,000,000 STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding First Lien Series 2025A-1
5 .000 12/01/55 1,000,168
600,000 (b) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding Second Lien Series 2025A-2
6 .250 12/01/55 606,373
900,000 Thompson Crossing Metropolitan District 4, Johnstown,
Larimer County, Colorado, General Obligation Bonds, Limited
Tax Convertible to Unlimited Tax, Refunding & Improvement
Series 2019
5 .000 12/01/39 902,717
5,250,000 Vale, Colorado, Certificates of Participation, Series 2025 5 .500 12/01/64 5,544,687
500,000 (f) Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Convertible Capital Appreciation Improvement Series
2024A
0 .000 12/01/54 391,922
1,000,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/41 939,196
1,250,000 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Refunding & Improvement Series 2020
5 .000 12/01/40 1,243,449
1,000,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 1,002,931
2,870,000 (b),(f) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 1,924,105
1,000,000 (b) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .750 12/01/44 1,005,407
750,000 Wildwing Metropolitan District 5, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding and
Improvement Series 2024 - AGM Insured
4 .500 12/01/53 693,110
TOTAL COLORADO 134,656,075

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT - 0.2%
$ 1,000,000 Aquarion Water Authority, Connecticut, Water System Revenue
Bonds, Subordinate Series 2026D - BAM Insured
5 .250% 08/01/40 $ 1,097,415
750,000 Aquarion Water Authority, Connecticut, Water System Revenue
Bonds, Subordinate Series 2026D - BAM Insured
5 .250 08/01/41 820,548
775,000 University of Connecticut, General Obligation Bonds, Series
2023A
5 .000 08/15/41 827,188
TOTAL CONNECTICUT 2,745,151
DELAWARE - 0.7%
375,000 (b) Bridgeville, Delaware, Special Obligation Bonds, Heritage
Shores Special Development District, Series 2024
5 .250 07/01/44 375,880
6,500,000 (d) Delaware Health Facilities Authority, Delaware, Revenue Bonds,
Christiana Care Health System, Series 2026, (UB)
5 .250 10/01/51 6,785,581
2,500,000 Delaware Health Facilities Authority, Revenue Bonds, Beebe
Medical Center Project, Series 2018 - BAM Insured
5 .000 06/01/48 2,501,494
705,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024A
4 .625 07/01/49 683,476
750,000 Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover LLC
Delaware State University Project, Series 2018A
5 .000 07/01/31 755,050
TOTAL DELAWARE 11,101,481
DISTRICT OF COLUMBIA - 1.3%
4,400,000 (d) District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Subordinate Lien Refunding Green Series
2025B, (UB)
5 .250 10/01/50 4,649,512
4,645,000 (d) District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Subordinate Lien Refunding Green Series
2025B, (UB)
5 .250 10/01/54 4,871,870
10,000,000 (c),(d) District of Columbia, Income Tax Secured Revenue Bonds,
Series 2026A, (UB)
5 .250 06/01/51 10,569,510
TOTAL DISTRICT OF COLUMBIA 20,090,892
FLORIDA - 9.7%
1,000,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2022
Project Series 2022
5 .000 05/01/42 1,004,773
4,890,000 Canaveral Port Authority, Florida, Port Improvement Revenue
Refunding Bonds, Series 2018B
5 .000 06/01/48 4,922,652
2,095,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2019
5 .000 07/01/54 1,902,290
2,010,000 (b) Capital Trust Authority, Florida, Charter School Revenue Bonds,
Mason Classical Academy Project Series 2024A
5 .000 06/01/39 1,976,117
1,525,000 (b) Capital Trust Authority, Florida, Charter School Revenue Bonds,
Mason Classical Academy Project Series 2024A
5 .000 06/01/44 1,460,242
1,270,000 (b) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .750 08/15/49 1,232,013
500,000 (b) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2025, (AMT)
6 .125 10/01/55 511,606
2,235,000 Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series 2023
5 .500 06/01/30 2,327,985
2,490,000 Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series 2023
5 .500 06/01/32 2,605,515
435,000 Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series 2023
5 .000 06/01/43 406,561
500,000 Corkscrew Crossing Community Development District, Florida,
Special Assessment Bonds, Series 2023
4 .300 05/01/33 504,424
1,000,000 Corkscrew Crossing Community Development District, Florida,
Special Assessment Bonds, Series 2023
5 .100 05/01/43 1,011,837
2,375,000 Escambia County Health Facilities Authority Health Care
Facilities Revenue Bonds, Florida, Series 2020A (Baptist Health
Care Corporation Obligated Group)
5 .000 08/15/32 2,462,013
2,950,000 Escambia County Health Facilities Authority, Florida, Health
Care Facilities Revenue Bonds, Baptist Health Care Corporation
Obligated, Series 2020A
5 .000 08/15/33 3,043,543

Portfolio of Investments July 31, 2026
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 925,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Cornerstone Charter Schools Project,
Series 2022
5 .000% 10/01/32 $ 932,732
175,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5 .150 07/01/27 176,345
385,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5 .750 07/01/47 384,408
1,210,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Saint Andrews School of Boca Raton
Inc Project Series 2024A
5 .250 06/01/44 1,222,758
1,215,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Saint Andrews School of Boca Raton
Inc Project Series 2024A
5 .250 06/01/54 1,185,392
700,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Refunding Bonds, Central Charter School,
Series 2022
5 .250 08/15/37 669,213
500,000 (b) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .000 06/01/44 494,588
5,460,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5 .250 11/01/35 5,755,103
445,000 Hammock Oaks Community Development District, Lady Lake,
Florida, Special Assessment Revenue Bonds, Area 2, Series
2024
6 .150 05/01/54 447,746
300,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series
2024
5 .600 05/01/44 307,991
1,870,000 Julington Creek Plantation Community Development District,
Florida, Special Assessment Revenue Bonds, Series 2023 -
AGM Insured
5 .500 05/01/43 1,981,574
1,665,000 Lakeland, Florida, Energy System Revenue Bonds, Refunding
Series 2023
5 .000 10/01/42 1,764,761
10,000,000 Lakeland, Florida, Energy System Revenue Bonds, Series 2021 5 .000 10/01/48 10,481,267
1,100,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Calusa Project, Series 2025
5 .700 05/01/45 1,156,914
1,000,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Calusa Project, Series 2025
5 .900 05/01/55 1,032,368
1,080,000 (b) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Lorraine Lakes Project, Series
2020
3 .625 05/01/40 946,710
725,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Palm Grove Project, Series 2024
5 .500 05/01/55 729,076
255,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5 .250 06/15/27 255,109
940,000 (b) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2024A
6 .000 06/15/38 942,587
1,000,000 (b) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2024A
6 .250 06/15/42 1,006,678
1,585,000 Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Shell Point/Alliance
Obligated Group, Shell Point Project, Refunding Series 2024C
5 .000 11/15/54 1,560,477
1,065,000 Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Shell Point/Alliance
Obligated Group, Shell Point Project, Series 2024A
5 .250 11/15/54 1,074,837
960,000 (b) Magnolia Island Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, series 2025
5 .750 05/01/55 941,551

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida Project,
Series 2021B
4 .000% 11/15/51 $ 845,414
1,250,000 (a),(b) Miami-Dade County Industrial Development Authority, Florida,
Student Housing Revenue Bonds, PRG - Casa Properties LLC
Project, Senior Series 2026A-1, (Mandatory Put 7/01/36)
5 .375 07/01/65 1,288,756
2,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2017B, (AMT)
5 .000 10/01/40 2,015,434
670,000 (b) Miromar Lakes Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2025
5 .000 05/01/35 707,211
1,430,000 Monroe County, Florida, Airport Revenue Bonds, Key West
International Airport, Series 2022, (AMT)
5 .000 10/01/39 1,460,931
1,575,000 Monroe County, Florida, Airport Revenue Bonds, Key West
International Airport, Series 2022, (AMT)
5 .000 10/01/41 1,598,780
8,000,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc. Series
2025A
5 .000 10/01/47 8,110,972
5,000,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc. Series
2025A
5 .250 10/01/56 5,116,888
3,000,000 Orange County, Florida, Tourist Development Tax Revenue
Bonds, Series 2026A
4 .000 10/01/45 2,783,199
620,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/34 651,103
750,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/36 779,522
5,310,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/47 5,227,903
2,175,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/52 2,069,390
1,600,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2025
5 .250 11/01/39 1,682,765
1,685,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2025
5 .250 11/01/40 1,758,593
5,000,000 (b) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties II LLC - Palm Beach Atlantic University
Housing Project, Senior Series 2025A
5 .750 10/01/55 5,141,587
185,000 (b) Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 3, Series 2024
5 .800 05/01/54 185,015
1,000,000 Pasco County, Florida, Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center and Research Institute Capital
Improvement Series 2023A - AGM Insured
5 .500 09/01/41 1,076,488
860,000 Pensacola, Florida, Airport Revenue Bonds, Series 2025, (AMT) 5 .500 10/01/55 887,942
1,000,000 Poitras East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2023
4 .200 05/01/33 1,007,565
5,000,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2018
5 .000 07/01/38 5,102,064
4,440,000 Sarasota County, Florida, Utility System Revenue Bonds, Series
2023
5 .000 10/01/48 4,577,170
2,250,000 Sarasota County, Florida, Utility System Revenue Bonds, Series
2025
5 .000 10/01/47 2,345,648
6,500,000 Sarasota County, Florida, Utility System Revenue Bonds, Series
2025
5 .250 10/01/55 6,796,926
2,000,000 St. Johns County School Board, Florida, Certificates of
Participation, Series 2024A - AGM Insured
5 .500 07/01/49 2,112,084
1,350,000 Sumter County School Board, Florida, Certificates of
Participation, Series 2024 - AGM Insured
5 .250 01/01/49 1,425,903
8,000,000 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer
Center Project, Series 2020B
4 .000 07/01/45 7,242,910
2,780,000 (b) Village Community Development District 14, Leesburg, Florida,
Special Assessment Bonds, Series 2022
4 .750 05/01/32 2,841,951

Portfolio of Investments July 31, 2026
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 6,535,000 (b) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023
5 .250% 05/01/54 $ 6,489,891
2,750,000 Village Community Development District 16, Wildwood,
Florida, Special Assessment Revenue Bonds, Series 2025
4 .500 05/01/40 2,687,406
6,500,000 Village Community Development District 16, Wildwood,
Florida, Special Assessment Revenue Bonds, Series 2025
5 .125 05/01/56 6,348,021
TOTAL FLORIDA 153,187,188
GEORGIA - 2.5%
750,000 (b) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-1
5 .000 04/01/34 761,245
12,260,000 (b) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 12,444,444
3,875,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds,
Subordinate Lien Green Series 2026
5 .000 11/01/49 4,055,300
5,000,000 (d) Atlanta, Georgia, Water and Wastewater Revenue Bonds,
Subordinate Lien Green Series 2026, (UB)
5 .250 11/01/56 5,290,279
3,000,000 (d) Cartersville, Georgia, Water and Sewer Revenue, Series 2026,
(UB)
5 .000 06/01/50 3,128,217
1,500,000 (d) Cartersville, Georgia, Water and Sewer Revenue, Series 2026,
(UB)
5 .000 06/01/51 1,559,607
3,500,000 (d) Cartersville, Georgia, Water and Sewer Revenue, Series 2026,
(UB)
5 .000 06/01/56 3,608,262
1,000,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5 .750 04/01/53 1,059,139
5,000,000 Fulton County Development Authority, Georgia, Revenue
Bonds, Piedmont Healthcare, Inc. Project, Series 2019A
4 .000 07/01/49 4,405,214
2,310,000 (b) Geo. L. Smith II Georgia World Congress Center Authority,
Georgia, Convention Center Hotel Revenue Bonds,  Second
Tier Series 2021B
5 .000 01/01/36 2,320,982
250,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel First Tier Revenue Bonds, Series 2025A
5 .250 06/01/61 242,431
500,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel Third Tier Revenue Bonds (HMT Pledge), Series
2025C
5 .000 06/01/58 501,583
TOTAL GEORGIA 39,376,703
GUAM - 1.3%
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/28 510,844
1,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/31 1,052,898
1,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/32 1,059,386
1,365,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/33 1,452,972
1,105,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2025A
5 .250 07/01/40 1,169,513
9,500,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2025A
5 .250 07/01/50 9,658,871
1,535,000 Guam Power Authority, Revenue Bonds, Refunding Series
2017A
5 .000 10/01/37 1,545,771
4,050,000 Guam Power Authority, Revenue Bonds, Refunding Series
2022A
5 .000 10/01/42 4,145,053
TOTAL GUAM 20,595,308
HAWAII - 0.4%
750,000 (b) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/34 755,753
4,750,000 Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Green Senior Series 2025B
5 .250 07/01/48 5,059,462
TOTAL HAWAII 5,815,215

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO - 0.2%
$ 3,100,000 (b) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Assessment Area Two, Series 2025
6 .250% 09/01/54 $ 3,156,294
750,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 761,589
TOTAL IDAHO 3,917,883
ILLINOIS - 2.6%
479,800 Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Bonds, Pullman Park/Chicago
Redevelopement Project, Series 2013A
7 .125 03/15/33 479,885
1,125,000 DuPage County High School District 87, Glenbard Township,
Illinois, General Obligation Bonds, Series 2025
5 .250 01/01/46 1,179,473
3,060,000 Galesburg, Knox County, Illinois, Revenue Bonds, Knox College
Project, Series 2025A
5 .500 10/01/45 2,894,154
3,500,000 Galesburg, Knox County, Illinois, Revenue Bonds, Knox College
Project, Series 2025A
6 .000 10/01/45 3,504,549
635,000 (b) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
4 .300 08/01/28 638,515
1,275,000 (b) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
4 .500 08/01/33 1,300,239
1,000,000 (b) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
5 .250 08/01/38 1,045,935
2,815,000 (a),(b) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPoint Joliet Terminal Railroad Project,
Series 2017, (AMT), (Mandatory Put 7/02/35)
4 .800 12/01/43 2,859,779
2,255,000 (a),(b) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/50 2,204,687
965,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2022G
6 .250 10/01/52 1,027,366
4,000,000 Illinois State, General Obligation Bonds, April Series 2026C 5 .250 04/01/43 4,261,268
1,500,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/45 1,563,614
5,000,000 Illinois State, General Obligation Bonds, October Series 2024C
- BAM Insured
4 .000 10/01/40 4,756,651
1,000,000 Joliet, Illinois, Waterworks and Sewer Revenue Bonds, Senior
Lien Series 2025 - BAM Insured
5 .250 01/01/50 1,033,520
1,100,000 Lake County Consolidated High School District 120 Mundelein,
Illinois, General Obligation Bonds, School Series 2022A
5 .500 12/01/40 1,185,779
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5 .000 06/15/50 9,926,748
1,000,000 Sangamon County School District 186 Springfield, Illinois,
General Obligation Bonds, Alternate Revenue Source Series
2023 - AGM Insured
5 .500 06/01/48 1,049,990
TOTAL ILLINOIS 40,912,152
INDIANA - 3.6%
1,000,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Series 2023
5 .500 07/15/41 1,082,418
1,625,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Series 2023
5 .500 01/15/43 1,747,665
3,500,000 Brownsburg 1999 School Building Corporation, Indiana, First
Mortgage Bonds, Series 2023
5 .500 07/15/40 3,725,227
1,000,000 (b) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .875 06/01/55 887,121
4,000,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, DePauw University Project, Series 2022A
5 .000 07/01/40 4,081,935
520,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Seven Oaks Classical School Project, Series 2021A
5 .000 06/01/51 440,341
5,260,000 Indiana Finance Authority, Health Facilities Revenue Bonds,
Hendricks Regional Health, Series 2024
5 .250 03/01/54 5,313,714
1,700,000 Indiana Finance Authority, Hospital Revenue Bonds, Reid
Health Series 2022 - AGM Insured
5 .000 01/01/52 1,701,375

Portfolio of Investments July 31, 2026
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 1,635,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .000% 03/01/32 $ 1,710,111
1,805,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .000 03/01/34 1,895,037
2,485,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .500 03/01/44 2,565,015
3,845,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .750 03/01/54 3,915,626
1,500,000 (d) Indiana Finance Authority, State Revolving Fund Program
Bonds, Green Series 2026A, (UB)
5 .000 02/01/46 1,590,966
5,000,000 (d) Indiana Finance Authority, State Revolving Fund Program
Bonds, Green Series 2026A, (UB)
5 .000 02/01/51 5,189,650
785,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024A-1
4 .650 07/01/49 761,701
500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .250 01/01/42 522,416
500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .250 01/01/43 520,821
1,030,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .250 01/01/48 1,050,757
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Local Income Tax Revenue Bonds, Indianapolis Public
Transportation Corporation Project, Green Series 2025A
5 .000 07/15/42 1,050,913
5,850,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Ad Valorem Property Tax Funded Project
Series 2023D
6 .000 02/01/48 6,391,253
3,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 3,086,170
1,280,000 Lake Ridge Multi-School Building Corporation, Lake County,
Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series
2022
5 .500 07/15/40 1,376,419
1,150,000 Mount Vernon of Hancock County Multi-School Building
Corporation, Indiana, First Mortgage Bonds, Series 2022
5 .500 01/15/42 1,224,693
1,565,000 (a) Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2025A,
(Mandatory Put 6/01/29)
3 .700 06/01/47 1,580,045
1,325,000 Tippecanoe County NSE08 School Building Corporation,
Indiana, Ad Valorem Property Tax First Mortgage Bonds, Series
2023B
6 .000 01/15/43 1,478,047
1,250,000 (a) Whiting, Indiana, Environmental Facilities Revenue Bonds, BP
Products North America Inc. Project, Refunding Series 2019A,
(AMT), (Mandatory Put 6/10/33)
4 .000 12/01/44 1,248,800
TOTAL INDIANA 56,138,236
IOWA - 0.2%
1,200,000 Iowa Finance Authority, Healthcare Revenue Bonds, Pella
Regional Health Center, Series 2025
5 .250 12/01/50 1,169,761
2,030,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2025A
4 .550 07/01/45 2,003,827
TOTAL IOWA 3,173,588
KANSAS - 0.6%
2,000,000 (d) University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, University of Kansas Health System, Series
2026A, (UB)
5 .250 03/01/46 2,127,097
3,000,000 (d) University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, University of Kansas Health System, Series
2026A, (UB)
5 .500 03/01/51 3,198,867
4,000,000 (d) University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, University of Kansas Health System, Series
2026A, (UB)
5 .500 03/01/54 4,244,340
TOTAL KANSAS 9,570,304

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY - 0.2%
$ 795,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000% 01/01/45 $ 795,189
1,690,000 University of Kentucky, Lease Purchase Obligations Bonds,
University of Kentucky Parking Structure 7 & Johnson Center
Expansion, Series 2025A
5 .250 04/01/50 1,752,064
TOTAL KENTUCKY 2,547,253
LOUISIANA - 3.2%
3,000,000 Ernest N. Morial-New Orleans Exhibition Hall Authority,
Louisiana, Special Tax Bonds, Series 2025
5 .500 07/15/50 3,112,037
2,500,000 Ernest N. Morial-New Orleans Exhibition Hall Authority,
Louisiana, Special Tax Bonds, Series 2025
5 .500 07/15/54 2,581,942
2,690,000 Lafayette Parish School Board, Louisiana, Sales Tax Revenue
Bonds, Series 2025
5 .750 04/01/50 2,907,282
3,515,000 Lafayette Parish School Board, Louisiana, Sales Tax Revenue
Bonds, Series 2025
5 .750 04/01/55 3,787,429
3,255,000 Lafayette, Louisiana, Utilities Revenue Bonds, Electric Projects
Series 2024
5 .000 11/01/49 3,352,450
500,000 Lake Charles Harbor and Terminal District, Louisiana, Revenue
Bonds, Refunding Series 2024B, (AMT)
5 .000 01/01/36 526,552
180,000 (b) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .000 06/01/31 170,734
1,000,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
South Quad L3C - Louisiana State University South Quad Phase
IV Project, Series 2025
5 .250 07/01/55 1,024,936
3,250,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025A
5 .500 05/15/55 3,399,081
2,000,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/59 2,026,659
12,500,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .750 09/01/64 12,869,831
500,000 (b) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 250,000
1,000,000 Port New Orleans Board of Commissioners, Louisiana, Revenue
Bonds, Port Facilities, AMT Series 2025B, (AMT)
5 .500 04/01/54 1,031,178
4,900,000 Saint John the Baptist Parish School District 1, Louisiana,
General Obligation Bonds, Series 2023
5 .250 03/01/37 5,264,057
7,000,000 Saint John the Baptist Parish School District 1, Louisiana,
General Obligation Bonds, Series 2023
5 .250 03/01/43 7,401,441
TOTAL LOUISIANA 49,705,609
MAINE - 0.0%
700,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2023A - AGM Insured
5 .000 07/01/42 733,962
TOTAL MAINE 733,962
MARYLAND - 0.6%
500,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Social Series 2026B
4 .700 09/01/46 498,415
2,000,000 Maryland Economic Development Corporation, Student
Housing Revenue Bonds, Morgan State University, Harper-
Tubman Project, Series 2025A
5 .750 07/01/64 2,140,192
1,385,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Lifebridge Health Issue Series 2023
5 .250 07/01/54 1,427,484
5,365,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Meritus Medical Center Inc Series 2025
5 .000 07/01/55 5,383,659
TOTAL MARYLAND 9,449,750

Portfolio of Investments July 31, 2026
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS - 2.2%
$ 10,000,000 (d) Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2026A, (UB)
5 .000% 07/01/56 $ 10,295,573
10,000,000 (d) Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Green 27 Series 2026, (UB)
5 .000 02/01/56 10,395,146
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Baystate Medical Center Issue, Series 2014N
5 .000 07/01/44 500,175
6,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Lifespan Corporation dba Brown University Health, Series
2025A
5 .250 08/15/42 6,322,668
7,980,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series
2021G
5 .000 07/01/50 7,691,378
TOTAL MASSACHUSETTS 35,204,940
MICHIGAN - 3.3%
1,200,000 Board of Control of Saginaw Valley State University, Michigan,
General Revenue Bonds, Series 2026A - BAM Insured
5 .250 07/01/56 1,231,348
2,000,000 Ferndale Public School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2025
5 .250 05/01/50 2,087,026
5,000,000 Flat Rock Community School District, Wayne County, Michigan,
General Obligation Bonds, Refunding School Building and Site
Series 2023
5 .250 05/01/52 5,178,520
1,750,000 Four Lakes Special Assessment District, Gladwin and Midland
Counties, Michigan, Special Assessment Bond, General
Obligation Limited Tax series 2025
5 .250 06/01/50 1,798,224
1,700,000 Four Lakes Special Assessment District, Gladwin and Midland
Counties, Michigan, Special Assessment Bond, General
Obligation Limited Tax series 2025
5 .000 06/01/55 1,711,642
1,200,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation
Series 2021, (AMT)
5 .000 01/01/41 1,245,782
3,905,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation
Series 2024, (AMT)
5 .000 01/01/42 4,087,337
1,830,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5 .500 07/01/50 1,953,574
3,975,000 (g) Michigan Finance Authority, Hospital Revenue Bonds, Sparrow
Obligated Group, Refunding Series 2022A, (Pre-refunded
11/15/32)
5 .000 11/15/35 4,392,494
1,100,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/44 1,151,624
1,000,000 Michigan Mathematics & Science Initiative, Michigan, Public
School Academy Revenue Bonds, Series 2021
4 .000 01/01/51 774,832
11,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
5 .000 12/31/43 11,062,798
150,000 (b) Michigan Strategic Fund, Limited Obligation Tax Capture
Revenue Bonds, Bedrock Detroit Transformational Brownfield
Plan Project, Series 2026
4 .250 10/01/36 148,928
850,000 Northern Michigan University, General Revenue Bonds, Series
2025A
5 .250 06/01/45 905,579
1,000,000 Northwest Regional Airport Authority, Grand Traverse and
Leelanau Counties, Michigan, Airport Revenue Bonds, General
Obligation Bonds, Cherry Capital Airport, Limited Tax Series
2026, (AMT)
5 .250 01/01/51 1,030,308
1,125,000 Northwest Regional Airport Authority, Grand Traverse and
Leelanau Counties, Michigan, Airport Revenue Bonds, General
Obligation Bonds, Cherry Capital Airport, Limited Tax Series
2026, (AMT)
5 .250 01/01/56 1,151,427
6,525,000 (d) Okemos Public School District, Ingham County, Michigan,
General Obligation Bonds, School Building & Site Series 2026-
III, (UB)
5 .000 11/01/55 6,680,492
5,000,000 (d) Troy School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Refunding Series
2026, (UB)
5 .000 05/01/55 5,123,084

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 715,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2025A
5 .500% 12/01/50 $ 761,225
TOTAL MICHIGAN 52,476,244
MINNESOTA - 1.8%
2,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4 .250 02/15/48 1,765,783
11,415,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .250 02/15/58 11,448,995
4,580,000 Forest Lake, Minnesota Charter School Lease Revenue Bonds,
North Lakes Academy, Refunding Series 2021A
5 .000 07/01/41 4,167,391
910,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2022M
5 .100 07/01/42 949,487
8,965,000 (d) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025A, (UB)
4 .375 11/15/53 8,480,967
750,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2023
5 .500 12/01/38 767,683
TOTAL MINNESOTA 27,580,306
MISSISSIPPI - 0.3%
2,725,000 (a),(b) Mississippi Business Finance Corporation, Solid Waste
Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series
2025A, (AMT), (Mandatory Put 8/02/27)
4 .375 02/01/48 2,729,635
100,000 Mississippi Development Bank, Special Obligation Bonds,
Lamar County School District Series 2025
5 .250 06/01/44 105,977
1,145,000 Mississippi Development Bank, Special Obligation Bonds,
Lamar County School District Series 2025
5 .000 06/01/50 1,154,895
TOTAL MISSISSIPPI 3,990,507
MISSOURI - 1.8%
3,425,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare
System, Series 2017
5 .000 10/01/42 3,201,833
1,900,000 Jefferson City School District, Missouri, General Obligation
Bonds, Series 2025
5 .500 03/01/45 2,038,181
1,455,000 (b) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5 .000 06/01/54 1,408,575
2,435,000 (b) Lee's Summit, Missouri, Special Obligation Tax Increment
and Special District Improvement Bonds, Summit Fair Project,
Refunding Series 2017
4 .875 11/01/37 2,328,636
4,000,000 Missouri Development Finance Board, Revenue Bonds, Zoo
Projects, Series 2022
5 .500 05/01/42 4,278,042
1,850,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Marshall Energy Center Project, Series
2025
5 .000 01/01/46 1,909,976
10,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2024A - AGM Insured
5 .250 07/01/54 10,319,415
245,000 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A
6 .500 01/23/28 85,750
510,000 (b) Taney County Industrial Development Authority, Missouri, Sales
Tax Revenue Improvement Bonds, Big Cedar Infrastructure
Project Series 2023
6 .000 10/01/49 508,957
2,000,000 Universal City Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special District Markets at
Olive Project Series 2023A
4 .875 06/15/36 2,031,577
TOTAL MISSOURI 28,110,942

Portfolio of Investments July 31, 2026
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MONTANA - 0.5%
$ 2,250,000 Montana Facility Finance Authority, Montana, Health Facilities
Revenue Bonds, Bozeman Deaconess Health Services
Obligated Group, Series 2026A
5 .250% 06/01/50 $ 2,331,635
2,500,000 Montana Facility Finance Authority, Montana, Health Facilities
Revenue Bonds, Bozeman Deaconess Health Services
Obligated Group, Series 2026A
5 .250 06/01/53 2,567,282
1,025,000 Montana Facility Finance Authority, Revenue Bonds, Benefis
Health System Obligated Group, Series 2025A
5 .500 02/15/50 1,069,292
1,625,000 Montana Facility Finance Authority, Revenue Bonds, Benefis
Health System Obligated Group, Series 2025A
5 .500 02/15/55 1,676,192
TOTAL MONTANA 7,644,401
NEBRASKA - 1.4%
2,000,000 Douglas County Nebraska, Sanitary and Improvement, District
Number 608, General Obligation Bonds, North Streams, Series
2022
6 .000 12/15/37 1,948,389
1,750,000 Douglas County Sanitary and Improvement District 608 North
Streams, Nebraska, General Obligation Bonds, Series 2022
5 .750 12/15/37 1,669,751
1,045,000 Douglas County Sanitary and Improvement District 608 North
Streams, Nebraska, General Obligation Bonds, Series 2023
7 .000 10/15/38 1,054,756
2,500,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2023G
5 .150 09/01/43 2,593,502
3,000,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024A
4 .500 09/01/44 2,952,701
5,000,000 Nebraska Public Power District, General Revenue Bonds, Series
2026A
5 .250 01/01/55 5,212,844
3,000,000 Omaha Airport Authority, Nebraska, Airport Facilities Revenue
Bonds, Series 2024, (AMT)
5 .250 12/15/49 3,090,021
1,350,000 Omaha Airport Authority, Nebraska, Airport Facilities Revenue
Bonds, Series 2024, (AMT)
5 .250 12/15/54 1,380,167
1,335,000 Omaha Airport Authority, Nebraska, Airport Facilities Revenue
Bonds, Series 2026A, (AMT)
5 .500 12/15/51 1,412,265
1,000,000 Omaha Airport Authority, Nebraska, Airport Facilities Revenue
Bonds, Series 2026B
5 .000 12/15/51 1,026,442
TOTAL NEBRASKA 22,340,838
NEVADA - 1.7%
3,000,000 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe
Regional Healthcare Project, Series 2017A
5 .000 09/01/42 3,004,149
12,335,000 Clark County Water Reclamation District, Nevada, General
Obligation Water Bonds, Limited Tax Series 2023
5 .000 07/01/47 12,814,473
745,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-22 Rainbow Canyon Phase II, Series
2023
5 .000 03/01/38 762,018
590,000 Las Vegas Special Improvement District 613, Nevada, Local
Improvement Bonds, Sunstone Phases III and IV Series 2024
5 .500 12/01/53 594,956
325,000 Las Vegas Special Improvement District 819, Nevada, Local
Improvement Bonds, Summerlin Village 30A Series 2025
5 .250 06/01/45 334,279
990,000 Las Vegas, Nevada, Local Improvement Revenue Bonds,
Special Improvement District 818 Summerlin Village 27, Series
2024
5 .000 12/01/39 1,024,995
925,000 Las Vegas, Nevada, Local Improvement Revenue Bonds,
Special Improvement District 818 Summerlin Village 27, Series
2024
5 .000 12/01/44 940,980
2,570,000 Reno-Tahoe Airport Authority, Nevada, Airport Revenue Bonds,
Series 2024B
5 .000 07/01/49 2,617,072
4,450,000 Tahoe-Douglas Visitors Authority, Nevada, Stateline Revenue
Bonds, Series 2020
5 .000 07/01/51 4,325,340
TOTAL NEVADA 26,418,262

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE - 1.3%
$ 15,000,000 National Finance Authority, New Hampshire, Revenue Bonds,
Winston-Salem Sustainable Energy Partners Series 2025A
5 .500% 06/01/50 $ 15,590,992
368,000 (b),(e) National Finance Authority, New Hampshire, Special Revenue
Bonds, Wildflower Project, Denton County, Texas, Capital
Appreciation Series 2025
0 .000 12/15/33 235,207
4,055,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2017
5 .000 10/01/42 4,089,437
TOTAL NEW HAMPSHIRE 19,915,636
NEW JERSEY - 2.4%
100,000 Jersey City Municipal Utilities Authority, Hudson County, New
Jersey, Sewer Revenue Bonds, Series 2025E - BAM Insured
5 .750 10/15/48 110,440
5,300,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A
5 .000 11/01/37 5,642,464
3,500,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/37 3,530,881
2,235,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/47 2,236,310
1,000,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Refunding
Series 2026A
5 .250 07/01/38 1,134,804
2,000,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018B, (AMT)
3 .800 10/01/32 1,940,377
7,000,000 (e) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2008A
0 .000 12/15/37 4,375,577
7,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024A
5 .250 06/15/39 7,677,724
3,735,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2025A
5 .250 01/01/50 3,968,148
4,325,000 South Jersey Port Corporation, New Jersey, Marine Terminal
Revenue Bonds, Subordinate Series 2017B, (AMT)
5 .000 01/01/42 4,345,629
3,000,000 South Jersey Port Corporation, New Jersey, Marine Terminal
Revenue Bonds, Subordinate Series 2017B, (AMT)
5 .000 01/01/48 2,959,326
TOTAL NEW JERSEY 37,921,680
NEW MEXICO - 0.1%
1,940,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2023D
5 .150 09/01/43 2,021,999
TOTAL NEW MEXICO 2,021,999
NEW YORK - 6.0%
1,095,000 Albany Capital Resource Corporation, New York, Revenue
Bonds, Albany Medical Center Hospital Series 2025A
5 .250 05/01/43 1,180,800
935,000 Albany Capital Resource Corporation, New York, Revenue
Bonds, Albany Medical Center Hospital Series 2025A
5 .250 05/01/44 1,002,864
370,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Global Community Charter School Project, Series
2022A
4 .000 06/15/32 349,321
1,000,000 Build NYC Resource Corporation, New York, Airport Facilities
Revenue Bonds. TrIPs Obligated Group, Senior Series 2025,
(AMT)
5 .500 07/01/44 1,052,157
1,000,000 Build NYC Resource Corporation, New York, Airport Facilities
Revenue Bonds. TrIPs Obligated Group, Senior Series 2025,
(AMT)
5 .500 07/01/45 1,047,407
1,020,000 Build NYC Resource Corporation, New York, Airport Facilities
Revenue Bonds. TrIPs Obligated Group, Senior Series 2025,
(AMT)
5 .500 07/01/50 1,046,129
6,610,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2024A
5 .250 03/15/49 6,921,769
4,500,000 (c),(d) Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2026B - BAM Insured, (UB)
5 .000 09/01/51 4,651,515

Portfolio of Investments July 31, 2026
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,011,369 Nassau County Tobacco Settlement Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Refunding Series
2006A-2
5 .250% 06/01/27 $ 1,005,684
4,500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023D-1
5 .500 11/01/45 4,848,588
4,035,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024A-1
5 .000 05/01/44 4,212,057
4,250,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 4,255,854
500,000 (g) New York State Environmental Facilities Corporation, State
Clean Water and Drinking Water Revolving Funds Revenue
Bonds, Pooled Loan Issue, Series 2005B, (ETM)
5 .500 10/15/27 515,311
5,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 4,920,390
1,785,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .250 06/30/43 1,838,611
2,600,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - BAM
Insured, (AMT)
5 .500 06/30/54 2,670,435
10,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6 .000 06/30/50 10,587,579
1,980,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5 .500 06/30/44 2,061,480
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/34 5,303,201
1,660,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/42 1,698,912
13,500,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5 .000 10/01/40 13,763,398
4,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019, (AMT)
5 .000 11/01/44 4,088,538
11,505,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A
5 .500 05/15/63 11,962,763
1,360,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023 - AGM Insured
5 .750 11/01/48 1,450,209
1,250,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023
6 .250 11/01/52 1,293,522
915,000 Yonkers Industrial Development Agency, New York, School
Facility Revenue Bonds, New Community School Project Series
2022
5 .250 05/01/51 948,145
TOTAL NEW YORK 94,676,639
NORTH CAROLINA - 2.6%
4,310,000 Charlotte, North Carolina, General Obligation Bonds,
Refunding Series 2025B
5 .000 07/01/38 4,787,337
1,500,000 (d) Durham, North Carolina, Utility System Revenue Bonds,
Refunding Series 2026, (UB)
5 .000 08/01/48 1,580,918
1,000,000 (d) Durham, North Carolina, Utility System Revenue Bonds,
Refunding Series 2026, (UB)
5 .000 08/01/49 1,049,810
6,500,000 (d) Durham, North Carolina, Utility System Revenue Bonds,
Refunding Series 2026, (UB)
5 .000 08/01/55 6,758,448

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA (continued)
$ 1,300,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2022A - AGM Insured,
(AMT)
5 .250% 07/01/39 $ 1,372,707
430,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2023 - AGM Insured,
(AMT)
5 .250 07/01/41 453,826
1,090,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2023 - AGM Insured,
(AMT)
5 .250 07/01/42 1,146,771
620,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2023 - AGM Insured,
(AMT)
5 .250 07/01/43 650,168
1,130,000 Nash Health Care Systems, North Carolina, Health Care
Facilities Revenue Bonds, Series 2025
5 .500 02/01/43 1,215,282
995,000 Nash Health Care Systems, North Carolina, Health Care
Facilities Revenue Bonds, Series 2025
5 .500 02/01/44 1,065,042
1,300,000 Nash Health Care Systems, North Carolina, Health Care
Facilities Revenue Bonds, Series 2025
5 .000 02/01/45 1,335,472
790,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, United Methodist Retirement
Homes Project, Series 2024A
5 .125 10/01/54 790,405
1,000,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, United Methodist Retirement
Homes, Series 2025A
5 .000 10/01/50 1,002,580
1,095,000 North Carolina Medical Care Commission, Retirement Facility
First Mortgage Revenue Bonds, Everyage, Series 2024B
5 .000 09/01/49 1,101,280
25,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2019
5 .000 01/01/49 25,139
15,740,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2024A
5 .000 01/01/58 15,949,057
TOTAL NORTH CAROLINA 40,284,242
NORTH DAKOTA - 0.3%
5,000,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024C
4 .650 07/01/44 4,951,903
TOTAL NORTH DAKOTA 4,951,903
OHIO - 3.8%
2,000,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A,
(AMT)
5 .250 01/01/42 2,115,750
3,700,000 (b) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5 .000 12/01/53 3,638,905
4,000,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5 .250 11/15/48 3,984,410
1,000,000 Dayton, Ohio, Water System Revenue Bonds, Series 2022 5 .500 12/01/42 1,057,500
2,500,000 Franklin County, Ohio, Hospital Revenue Bonds, Nationwide
Children's Hospital Project, Refunding & Improvement Series
2025A
5 .250 11/01/55 2,605,463
10,000,000 (d) Franklin County, Ohio, Hospital Revenue Bonds, Nationwide
Children's Hospital Project, Refunding & Improvement Series
2025A, (UB)
5 .250 11/01/55 10,421,854
9,615,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2020
5 .000 09/15/50 9,102,462
4,000,000 (d) JobsOhio Beverage System, Ohio, Statewide Liquor Profits
Revenue Bonds, Refunding Senior Lien & New Money, Series
2025A, (UB)
5 .000 01/01/48 4,149,017
1,165,000 (d) JobsOhio Beverage System, Ohio, Statewide Liquor Profits
Revenue Bonds, Refunding Senior Lien & New Money, Series
2025A, (UB)
5 .000 01/01/50 1,200,459
1,055,000 (d) JobsOhio Beverage System, Ohio, Statewide Liquor Profits
Revenue Bonds, Refunding Senior Lien & New Money, Series
2025A, (UB)
5 .000 01/01/53 1,079,739

Portfolio of Investments July 31, 2026
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 400,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5 .250% 09/01/54 $ 392,491
145,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/27 145,260
2,000,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/44 1,955,685
1,150,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Generation Corporation
Project, Refunding Series 2009D
3 .375 08/01/29 1,128,649
1,100,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University
2025 Project, Series 2025
5 .500 10/01/50 1,071,604
2,250,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University
2025 Project, Series 2025
5 .500 10/01/57 2,161,051
250,000 (b) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 253,594
1,730,000 Ohio State, Hospital Revenue Bonds, Children's Hospital
Medical Center of Akron, Series 2024A
5 .250 08/15/48 1,818,841
1,900,000 Springboro Community City School District, Warren County,
Ohio, General Obligation Bonds, School Improvement Series
2026 - BAM Insured
5 .000 12/01/56 1,938,216
1,160,000 Springboro Community City School District, Warren County,
Ohio, General Obligation Bonds, School Improvement Series
2026 - BAM Insured
5 .250 12/01/61 1,197,471
1,700,000 Summit County Development Finance Authority, Ohio, Parking
System Revenue Bonds, University of Akron Parking Project
Series 2023
5 .500 12/01/43 1,813,993
1,000,000 Summit County Development Finance Authority, Ohio, Parking
System Revenue Bonds, University of Akron Parking Project
Series 2023
5 .625 12/01/48 1,049,374
5,000,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6 .375 12/01/37 5,284,529
TOTAL OHIO 59,566,317
OKLAHOMA - 1.5%
1,925,000 Clinton Public Works Authority,  Oklahoma, Educational
Facilities, Lease Revenue Bonds, Series 2022
5 .000 10/01/35 2,022,743
10,000,000 (d) Oklahoma City Water Utilities Trust, Oklahoma, Utility System
Revenue Bonds, Refunding & Improvement, Series 2024, (UB)
5 .250 07/01/64 10,416,908
750,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/37 767,570
10,000,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/35 11,188,876
TOTAL OKLAHOMA 24,396,097
OREGON - 1.3%
1,625,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/41 1,686,769
1,635,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/42 1,691,449
1,375,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/43 1,417,538
1,355,000 Deschutes and Jefferson Counties School District 2J Redmond,
Oregon, General Obligation Bonds, Series 2025
5 .000 06/15/44 1,449,465
915,000 Deschutes and Jefferson Counties School District 2J Redmond,
Oregon, General Obligation Bonds, Series 2025
5 .000 06/15/45 974,938
2,500,000 Medford Hospital Facilities Authority, Oregon, Hospital
Revenue Bonds, Asante Health System, Refunding Series
2020A
5 .000 08/15/45 2,540,763
525,000 (f) Oregon Coast Community College District, Lincoln County,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2024
5 .000 06/15/43 561,663

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON (continued)
$ 1,600,000 (b) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
6 .500% 12/15/44 $ 1,553,488
1,300,000 (b) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
6 .750 12/15/54 1,212,610
540,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2017G,
(AMT)
3 .450 01/01/33 514,017
4,475,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2025A
5 .050 07/01/50 4,541,442
2,000,000 Oregon State, General Obligation Bonds, Article XI-Q State
Projects, Refunding & New Money Series 2025A
5 .250 05/01/44 2,181,785
500,000 (b) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 500,072
TOTAL OREGON 20,825,999
PENNSYLVANIA - 3.7%
100,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5 .000 05/01/33 101,925
2,885,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Subordinate Series 2022
5 .250 05/01/42 2,967,931
5,355,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 5,363,427
4,600,000 Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Refunding
Forward Delivery Series 2022
5 .000 05/01/42 4,723,846
11,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 11,514
147,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 138,164
73,000 (f) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
6 .000 06/30/44 55,526
23,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 23,111
2,100,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Grand View Hospital, Series 2021
5 .000 07/01/40 2,132,824
6,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .000 06/30/33 6,374,801
4,500,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .250 06/30/35 4,799,365
7,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .250 06/30/53 7,060,852
10,000,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5 .000 06/30/42 9,882,781
3,695,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1
5 .250 11/01/38 3,933,968
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-143A
4 .800 04/01/35 1,038,951
2,500,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2026-153A
4 .550 10/01/43 2,446,078
1,215,000 South Western School District of York County, Pennsylvania,
General Obligation Bonds, Series 2023
5 .250 02/15/50 1,247,231
5,625,000 Westmoreland County Municipal Authority, Pennsylvania,
Municipal Service Revenue Bonds, Series 2025
5 .000 08/15/47 5,819,242
TOTAL PENNSYLVANIA 58,121,537

Portfolio of Investments July 31, 2026
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
RHODE ISLAND - 0.3%
$ 4,000,000 Rhode Island Infrastructure Bank, State Revolving Fund
Revenue Bonds, Master Trust Green Series 2025A
5 .250% 10/01/50 $ 4,232,992
TOTAL RHODE ISLAND 4,232,992
SOUTH CAROLINA - 1.7%
3,000,000 South Carolina Housing Finance and Development Authority,
Multifamily Housing Revenue Bonds, Edgewood Place
Apartments Series 2023A
4 .800 07/01/45 2,935,662
5,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/45 5,357,850
4,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/46 4,267,239
3,265,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/50 3,433,363
250,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital &
South of Broad Healthcare Project, Series 2024
5 .250 11/15/39 254,691
750,000 (b) South Carolina Jobs-Economic Development Authority,
Revenue Bonds, Wesley Commons Project, Series 2025A
5 .500 10/01/45 765,082
2,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Improvement Series 2025A
5 .000 12/01/55 2,033,913
7,380,000 South Carolina State Ports Authority, Revenue Bonds, Series
2019A
5 .000 07/01/44 7,531,026
TOTAL SOUTH CAROLINA 26,578,826
TENNESSEE - 0.3%
2,050,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-2
5 .000 08/01/49 2,061,908
665,000 Knox County Health, Educational, and Housing Facilities
Board, Revenue Bonds, Provident Group - UTK Properties
LLC - University of Tennessee Project, Student Housing Series
2024A-1 - BAM Insured
5 .000 07/01/44 688,775
1,300,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022A, (AMT)
5 .500 07/01/37 1,412,965
TOTAL TENNESSEE 4,163,648
TEXAS - 9.6%
685,000 (b) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2022A
6 .000 02/15/42 676,215
645,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education, Series 2016A
5 .000 12/01/51 613,445
3,000,000 Austin Independent School District, Travis County, Texas,
General Obligation Bonds, School Building Series 2024
5 .250 08/01/49 3,149,806
4,250,000 (d) Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding & Improvement Series 2026, (UB)
5 .000 11/15/48 4,413,775
4,105,000 (d) Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding & Improvement Series 2026, (UB)
5 .000 11/15/51 4,232,577
560,000 (b) Austin, Travis, Williamson and Hays Counties, Texas,
Special Assessment Revenue Bonds, Whisper Valley Public
Improvement District Improvement Area 3, Series 2024
5 .000 11/01/44 560,846
1,500,000 Carrollton-Farmers Branch Independent School District, Dallas
County, Texas, General Obligation Bonds, School Building
Series 2025
5 .250 02/15/55 1,563,164
550,000 (b) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
5 .250 09/15/42 550,101
5,000,000 (d) Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026,
(UB)
4 .500 02/15/51 4,874,942
1,500,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding & Improvement Series 2025A-1, (AMT)
5 .250 11/01/39 1,609,015

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 276,000 (g) Decatur Hospital Authority, Texas, Revenue Bonds, Wise
Regional Health System, Series 2021C, (Pre-refunded 9/01/31)
4 .000% 09/01/44 $ 283,709
750,000 (b) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Improvement Area 1
Project, Senior Lien Series 2024A
5 .250 12/31/44 760,924
1,350,000 Dripping Springs Independent School District, Hays County,
Texas, General Obligation Bonds, School Building Series 2025
5 .250 02/15/55 1,406,848
2,500,000 Fort Bend County, Texas, Toll Road Revenue Bonds, Senior Lien
Series 2025
5 .250 03/01/50 2,600,548
3,500,000 Fort Bend County, Texas, Toll Road Revenue Bonds, Senior Lien
Series 2025
5 .250 03/01/55 3,617,852
1,000,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise
Counties, Texas, Special Tax Revenue Bonds, Multipurpose
Arena Venue Project, Refunding Series 2025
5 .500 03/01/42 1,094,907
750,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise
Counties, Texas, Special Tax Revenue Bonds, Multipurpose
Arena Venue Project, Refunding Series 2025
5 .500 03/01/43 818,605
650,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5 .500 08/01/40 694,872
600,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5 .500 08/01/41 638,490
2,500,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, School Building Series 2024
4 .500 02/15/49 2,464,713
1,230,000 Hackberry, Texas, Combination Special Assessment and
Contract Revenue Road and Utility Bonds, Hidden Cove
Improvement District 2, Series 2017
4 .500 09/01/32 1,227,836
5,000,000 Harris County Hospital District, Texas, General Obligation
Bonds, Limited Tax Series 2025
5 .250 02/15/50 5,258,239
2,340,000 Highland Park Independent School District, Potter County,
Texas, General Obligation Bonds, School Building Series 2023
5 .250 02/15/42 2,515,947
5,000,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .250 07/01/41 5,270,937
2,475,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/35 2,688,332
8,000,000 (d) Houston, Texas, Combined Utility System Revenue Bonds,
Combined First Lien Refunding Series 2024A, (UB)
5 .250 11/15/49 8,413,235
2,690,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C
5 .250 09/01/51 2,804,701
6,000,000 Kerrville Public Utility Board Public Facility Corporation, Texas,
Power Supply Revenue Bonds, Series 2025A - BAM Insured
5 .250 04/15/46 6,367,288
250,000 (b) Lavon, Texas, Special Assessment Revenue Bonds, Lavon Trails
Public Improvement District Project, Series 2025
6 .000 09/15/54 256,352
2,145,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation
Project, Refunding & Improvement Series 2026
5 .250 05/15/56 2,212,967
1,500,000 Memorial City Redevelopment Authority, Texas, Tax Increment
Contract Revenue Bonds, Series 2025
5 .000 09/01/45 1,542,594
1,300,000 (b) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 1,300,817
150,000 (a) Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5 .000 12/01/64 154,867
750,000 (h) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/30 731,774
1,500,000 North East Regional Mobility Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2025A
5 .250 01/01/45 1,573,910
915,000 North East Regional Mobility Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2025A
5 .250 01/01/46 956,176

Portfolio of Investments July 31, 2026
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,880,000 North Texas Municipal Water District, Water System Revenue
Bonds, Refunding & Improvement Series 2025
5 .000% 09/01/55 $ 1,937,689
6,595,000 (d) Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2025, (UB)
5 .250 02/15/55 6,915,331
800,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .000 02/01/29 800,052
2,185,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022D
5 .500 11/15/47 2,304,121
3,850,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6 .625 11/15/37 3,884,352
5,000,000 (d) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025A, (UB)
5 .000 11/15/49 5,119,296
5,000,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2022B
5 .250 09/01/52 5,017,522
4,255,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2022B
6 .000 03/01/53 4,601,244
2,700,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .250 12/31/36 2,821,914
7,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 6,831,397
2,450,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/32 2,461,228
2,000,000 Texas State Technical College System, Financing System
Revenue Bonds, Improvement Series 2022A - AGM Insured
6 .000 08/01/54 2,147,399
6,500,000 Texas Transportation Finance Corporation, Toll Revenue Bonds,
SH 288 System TELA Toll Equity Loan Agreement Supported,
Refunding Subordinate Tier Series 2025A
5 .250 10/01/50 6,866,785
10,000,000 (d) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025, (UB)
4 .750 10/15/55 9,810,983
1,500,000 (d) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025, (UB)
4 .800 10/15/56 1,480,029
400,000 (b) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project
Special Assessment Revenue Bonds Series 2022
5 .250 09/15/42 409,096
2,125,000 Upper Trinity Regional Water District, Texas, Regional Treated
Water Supply System Revenue Bonds, Refunding Series 2025 -
BAM Insured
5 .500 08/01/50 2,240,497
5,000,000 Willis Independent School District, Montgomery County, Texas,
General Obligation Bonds, School Building Series 2025
4 .750 02/15/55 4,971,789
TOTAL TEXAS 150,522,050
UTAH - 4.3%
1,500,000 (b) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
4 .000 03/01/51 1,223,219
258,193 (b) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5 .625 12/01/53 261,657
750,000 (b) Deseret Public Infrastructure District 2, Tooele County, Utah,
Special Assessment Bonds, Deseret Assessment Area 1, Series
2026
6 .500 12/01/55 764,828
2,000,000 Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, Seg Redevelopment Project, First
Lien Series 2025A
5 .500 06/01/50 2,140,820
1,000,000 Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, Seg Redevelopment Project, First
Lien Series 2025A
5 .500 06/01/55 1,058,697

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 1,400,000 Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, SEG Redevelopment Project, Second
Lien Series 2025B
5 .250% 06/01/44 $ 1,508,217
250,000 Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, SEG Redevelopment Project, Second
Lien Series 2025B
5 .250 06/01/45 268,273
1,000,000 Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, SEG Redevelopment Project, Second
Lien Series 2025B
5 .500 06/01/50 1,070,410
508,000 (b) Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, SEG Redevelopment Project,
Subordinate Lien Series 2025C
5 .000 07/15/35 508,443
308,532 (b) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
5 .625 12/01/43 315,684
2,570,000 (b) GLH Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2025
6 .875 03/01/55 2,708,770
2,450,000 Herber Light and Power Company, Utah, Electric Revenue
Bonds, Series 2023 - BAM Insured
5 .000 12/15/47 2,503,475
2,060,000 (b) High Star Ranch Infrastructure Financing District, Utah, Special
Assessment Bonds, High Star Ranch Assessment Area, Series
2026
6 .250 12/01/55 2,076,433
1,275,000 (b) Jordanelle Ridge Public Infrastructure District 2, Utah, General
Obligation Bonds, Limited Tax Series 2023A
7 .750 03/01/54 1,351,650
4,490,000 Lehi Local Building Authority, Utah, Lease Revenue Bonds,
Series 2022
5 .250 06/15/47 4,688,224
4,060,000 Lehi Local Building Authority, Utah, Lease Revenue Bonds,
Series 2022
5 .500 06/15/49 4,268,533
450,000 Lehi, Utah, Franchise and Sales Tax Revenue Bonds, Broadband
Project, Series 2025 - BAM Insured
5 .250 02/01/49 465,929
1,750,000 Lehi, Utah, Franchise and Sales Tax Revenue Bonds, Broadband
Project, Series 2025 - BAM Insured
5 .250 02/01/55 1,799,538
1,955,000 (b) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited
Tax and Tax Allocation Revenue Bonds, Series 2021
4 .500 06/01/51 1,603,004
1,250,000 (b) MIDA Mountain Village Public Infrastructure District, Utah, Tax
Allocation Revenue Bonds, Series 2025-1
5 .500 06/01/50 1,264,608
3,000,000 Military Installation Development Authority, Utah, Tax
Allocation Revenue Bonds Series 2021A-2
4 .000 06/01/52 2,465,888
1,320,000 (b),(f) Nordic Village Public Infrastructure District 1, Ogden Valley
City, Weber County, Utah, Tax Increment Revenue Bonds,
Convertible Capital Appreciation Series 2026A
6 .750 07/01/44 1,088,107
4,800,000 (b) Nordic Village Public Infrastructure District 1, Weber County,
Utah, Limited Tax General Obligation and Special Revenue
Bonds, Series 2025
6 .500 03/01/55 4,928,190
750,000 (b) Northwest Quadrant Public Infrastructure District, Utah, Limited
Tax General Obligation Bonds, Series 2025A
6 .125 03/01/56 754,303
1,375,000 Ogden City Municipal Building Authority, Utah, Lease Revenue
Bonds, Series 2023A
5 .000 01/15/48 1,393,332
1,222,143 Peaks Public Infrastructure District, Morgan County, Utah,
Special Assessment Revenue Bonds, Series 2024
5 .250 12/01/53 1,162,164
1,000,000 Resort Core Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2026A-1
5 .375 03/01/46 994,198
1,000,000 Resort Core Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2026A-1
5 .625 03/01/51 1,002,006
1,000,000 (b) Ridges Estates Infrastructure Financing District, Utah, Special
Assessment Bonds, Alpine Hollow Assessment Area, Series
2025
6 .250 12/01/53 1,027,377
1,715,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/43 1,798,449
1,925,000 (b) Sawmill Infrastructure Financing District, Utah, Special
Assessment Bonds, Sawmill Assessment Area, Series 2025
6 .000 12/01/54 1,985,193
850,000 (b) Soleil Hills Public Infrastructure District No. 1, Utah, Limited Tax
General Obligation and Special Revenue Bonds, Series 2025A
5 .875 03/01/55 850,025

Portfolio of Investments July 31, 2026
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 400,000 Utah City West Public Infrastructure District No.1, Special
Assessment Bonds, Utah City West Assessment Aera No.1,
Series 2026
5 .000% 12/01/41 $ 401,895
1,190,000 Utah Telecommunication Open Infrastructure Agency, Utah,
Revenue Bonds, Refunding Sales Tax and Telecommunication
Series 2022
5 .500 06/01/40 1,290,749
2,000,000 Utah Transit Authority, Sales Tax Revenue Bonds, Series 2018 4 .000 12/15/41 1,931,517
1,000,000 (b) Ventana Resort Village Public Infrastructure District, Utah,
General Obligation Bonds, Limited Tax Series 2024
5 .500 03/01/54 985,033
2,220,000 (b) Verk Industrial Regional Public Infrastructure District, Utah, Tax
Differential Revenue Bonds, Series 2025
6 .625 09/01/47 2,345,055
8,820,000 Wasatch County School District Local Building Authority, Utah,
Lease Revenue Bonds, Board of Education Series 2022
5 .500 06/01/47 9,363,192
TOTAL UTAH 67,617,085
VIRGIN ISLANDS - 0.7%
4,000,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmana's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5 .000 02/01/38 3,867,918
3,700,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmana's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5 .750 02/01/45 3,688,253
3,500,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmana's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000 12/01/55 3,475,017
TOTAL VIRGIN ISLANDS 11,031,188
VIRGINIA - 3.3%
13,200,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5 .000 07/01/46 13,120,098
415,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .750 12/01/53 449,872
350,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .875 12/01/58 380,201
3,500,000 (b) Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series 2018
5 .000 09/01/45 3,501,460
1,400,000 (b) Powhatan County Economic Development Authority, Virginia,
Grant Revenue Bonds, Chesterfield Hotel Project, Senior Series
2025A
6 .125 09/01/60 1,400,944
2,200,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023A
6 .500 09/01/43 2,407,639
310,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4 .500 07/01/45 304,068
5,210,000 Virginia Public School Authority, School Financing Bonds, 1997
Resolution, Refunding Series 2016A
2 .000 08/01/27 5,132,872
1,000,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Mary Washington Healthcare, Refunding
Series 2025A-1
5 .000 06/15/43 1,046,033
13,440,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/49 13,452,464
500,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 01/01/38 515,234
300,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 06/30/38 309,783
5,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/47 5,024,365

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 1,300,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000% 01/01/32 $ 1,300,239
4,000,000 Virginia Small Business Financing Authority, Virginia,
Residential Care Facility Revenue Bonds, Lifespire, Refunding
Series 2024A
5 .500 12/01/54 4,097,997
TOTAL VIRGINIA 52,443,269
WASHINGTON - 3.5%
1,000,000 Camas, Washington, Water and Sewer Revenue Bonds,
Refunding Series 2025
5 .250 12/01/55 1,037,653
2,500,000 Grant County Public Hospital District 2, Washington, General
Obligation Bonds, Quincy Valley Medical Center, Series 2023
5 .000 12/01/38 2,526,986
5,000,000 Jefferson County Public Hospital District 2, Washington,
Hospital Revenue Bonds, Refunding Series 2023A
6 .875 12/01/53 5,116,548
5,500,000 (d) King County Public Hospital District 2, Washington, General
Obligation Bonds, Evergreen Healthcare, Limited Tax Series
2026, (UB)
5 .500 12/01/54 5,776,274
1,930,000 King County Public Hospital District 2, Washington, General
Obligation Bonds, EvergreenHealth, Limited Tax Series 2024
5 .000 12/01/42 2,015,638
2,765,000 King County Public Hospital District 2, Washington, General
Obligation Bonds, EvergreenHealth, Limited Tax Series 2024
5 .250 12/01/45 2,900,963
3,335,000 (d) King County Public Hospital District 2, Washington, General
Obligation Bonds, EvergreenHealth, Limited Tax Taxable
Refunding Series 2026, (UB)
5 .500 12/01/50 3,534,411
4,000,000 Kitsap County School District 100C Bremerton, Washington,
General Obligation Bonds, Series 2024
5 .250 12/01/47 4,205,792
2,000,000 Port Everett, Washington, Revenue Bonds, Refunding Series
2026A
5 .000 12/01/51 2,046,917
920,000 Port Everett, Washington, Revenue Bonds, Refunding Series
2026A
5 .250 12/01/55 957,498
1,000,000 Port Vancouver, Washington, General Obligation Bonds,
Limited Tax Series 2025, (AMT)
5 .125 12/01/55 1,010,008
700,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Regional Health, Series 2024
5 .500 12/01/41 732,844
550,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Regional Health, Series 2024
5 .500 12/01/43 572,324
3,855,000 Washington Health Care Facilities Authority, Revenue Bonds,
Central Washington Health Services Association, Refunding
Series 2015
5 .000 07/01/39 3,855,562
5,000,000 (d) Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A, (UB)
5 .250 09/01/50 5,204,651
5,030,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5 .000 10/01/42 5,030,437
7,000,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5 .000 07/01/58 6,778,181
1,250,000 Whatcom County Public Utility District 1, Washington, General
Obligation Bonds, Limited Tax Series 2025A - BAM Insured,
(AMT)
5 .500 12/01/43 1,324,555
TOTAL WASHINGTON 54,627,242
WEST VIRGINIA - 0.9%
790,000 (a) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009A, (Mandatory Put
6/01/28)
3 .700 12/01/42 796,414
1,000,000 (a),(b) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 5/15/32)
4 .625 04/15/55 1,020,451
500,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5 .000 01/01/29 505,460
600,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5 .000 01/01/35 598,123

Portfolio of Investments July 31, 2026
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA (continued)
$ 2,250,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5 .000% 01/01/43 $ 2,135,271
3,780,000 West Virginia Hospital Finance Authority, Revenue Bonds,
West Virginia University Health System Obligated Group,
Improvement Series 2017A
5 .000 06/01/47 3,794,251
2,000,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System System Obligated Group,
Improvement Series 2025A
5 .250 06/01/44 2,098,867
1,755,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System System Obligated Group,
Improvement Series 2025A
5 .250 06/01/45 1,830,513
2,000,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System System Obligated Group,
Improvement Series 2025A
5 .500 06/01/50 2,094,831
TOTAL WEST VIRGINIA 14,874,181
WISCONSIN - 2.9%
1,750,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Mountain Island Charter School, North Carolina, Series
2017B
5 .000 07/01/47 1,631,769
10,000,000 Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Renown Regional Medical Center Project, Series 2025A
5 .500 06/01/55 10,344,430
1,500,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/42 1,518,233
2,000,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/52 1,931,462
6,475,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/62 6,131,793
1,000,000 Public Finance Authority of Wisconsin, Project Revenue Bonds,
CFP3 - Eastern Michigan University Student Housing Project,
Series 2022A-1 - BAM Insured
5 .250 07/01/36 1,081,039
8,315,000 (b) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 8,383,686
5,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 5,174,241
6,105,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022A
5 .500 12/01/52 6,406,696
1,935,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022B
5 .250 12/01/48 2,020,942
1,500,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C
5 .000 02/15/47 1,501,458
TOTAL WISCONSIN 46,125,749
TOTAL MUNICIPAL BONDS
(Cost $1,664,938,068) 1,668,020,861
TOTAL LONG-TERM INVESTMENTS
(Cost $1,664,938,068) 1,668,020,861
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.2%
2555000 MUNICIPAL BONDS - 0.2% 2555000
COLORADO - 0.1%
1,230,000 (i) Colorado Springs, Colorado, Utilities System Revenue Bonds,
Variable Rate Demand Subordinate Lien Improvement Series
2006B
2 .150 11/01/36 1,230,000
TOTAL COLORADO 1,230,000

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK - 0.1%
$ 1,325,000 (i) Battery Park City Authority, New York, Revenue Bonds,
Adjustable Rate Junior Series 2019D-2
2 .950% 11/01/38 $ 1,325,000
TOTAL NEW YORK 1,325,000
TOTAL MUNICIPAL BONDS
(Cost $2,555,000) 2,555,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,555,000) 2,555,000
TOTAL INVESTMENTS - 106.3%
(Cost $1,667,493,068) 1,670,575,861
FLOATING RATE OBLIGATIONS - (10.3)% (161,645,000)
OTHER ASSETS & LIABILITIES, NET -  4.0% 62,544,116
NET ASSETS - 100% $ 1,571,474,977
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse
Trust unless otherwise noted.
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $171,471,105 or 10.3% of Total Investments.
(c) When-issued or delayed delivery security.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(i) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments July 31, 2026
Impact Bond Completion
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.7%
873921 ASSET-BACKED SECURITIES - 2.9% 873921
AUTOMOBILE ABS - 0.4%
$ 121,049 (a) Tesla Auto Lease Trust 2024-B, Series 2024 B 4 .820% 10/20/27 $ 121,170
TOTAL AUTOMOBILE ABS 121,170
OTHER ABS - 2.4%
58,328 (a) GoodLeap Sustainable Home Solutions Trust 2021-3, Series
2021 3CS
2 .100 05/20/48 46,482
106,986 (a) GoodLeap Sustainable Home Solutions Trust 2021-4, Series
2021 4GS
2 .360 07/20/48 55,249
108,404 (a) Loanpal Solar Loan 2021-2 Ltd, Series 2021 2GS 2 .220 03/20/48 87,121
80,771 (a) Mosaic Solar Loan Trust 2020-2, Series 2020 2A 1 .440 08/20/46 68,009
103,321 (a) Mosaic Solar Loan Trust 2021-3, Series 2021 3A 1 .920 06/20/52 72,737
247,939 (a) Sabal Issuer 2026-1 LLC, Series 2026 1A 6 .000 05/02/61 240,683
178,315 (a) Vivint Solar Financing VII LLC, Series 2020 1A 2 .210 07/31/51 166,358
TOTAL OTHER ABS 736,639
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
16,389 (a) Vivint Solar Financing V LLC, Series 2018 1A 7 .370 04/30/48 16,112
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 16,112
TOTAL ASSET-BACKED SECURITIES
(Cost $1,019,828) 873,921
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
15748273 CORPORATE BONDS - 51.9% (b) 15748273
BANKS - 14.4%
500,000 (a) ABN AMRO Bank NV 2 .470 12/13/29 473,134
200,000 (c),(d) African Development Bank 5 .750 N/A 195,370
500,000 Asian Infrastructure Investment Bank/The, Reg S 4 .000 01/15/27 499,695
150,000 Asian Infrastructure Investment Bank/The 4 .500 01/16/30 150,600
140,000 Asian Infrastructure Investment Bank/The 4 .500 05/21/35 138,112
250,000 Credit Agricole Corporate & Investment Bank SA 4 .570 08/25/30 243,435
400,000 (a) ING Bank NV 4 .711 07/07/31 395,271
250,000 Inter-American Development Bank 3 .802 11/12/30 240,668
500,000 (e) Inter-American Development Bank (SOFR Compounded Index
+ 0.170%)
3 .820 09/16/26 500,020
100,000 (f) International Bank for Reconstruction & Development 1 .123 03/31/32 99,026
250,000 International Bank for Reconstruction & Development 2 .410 11/02/40 244,688
175,000 (a) International Development Association 4 .500 02/12/35 172,333
225,000 (a) International Development Association 4 .000 06/11/30 221,708
500,000 International Finance Facility for Immunisation Co, Reg S 4 .000 04/29/31 488,387
300,000 M&T Bank Corp 4 .833 01/16/29 300,267
TOTAL BANKS 4,362,714
CAPITAL GOODS - 3.0%
200,000 Conservation Fund A Nonprofit Corp/The 3 .474 12/15/29 188,924
250,000 Johnson Controls International plc / Tyco Fire & Security
Finance SCA
1 .750 09/15/30 220,651
500,000 Xylem Inc/NY 5 .450 06/01/36 500,137
TOTAL CAPITAL GOODS 909,712
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
200,000 (a) Amazon Conservation DAC 6 .034 01/16/42 197,040
250,000 Rockefeller Foundation/The 2 .492 10/01/50 144,033
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 341,073
CONSUMER SERVICES - 1.3%
250,000 Bush Foundation 2 .754 10/01/50 146,490
100,000 Massachusetts Higher Education Assistance Corp 2 .673 07/01/31 89,650
200,000 Starbucks Corp 4 .450 08/15/49 158,551
TOTAL CONSUMER SERVICES 394,691

See Notes to Financial Statements
PRINCIPAL DESCRIPTION VALUE MATURITY VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.3%
$ 225,000 (a) Alimentation Couche-Tard Inc 3 .625% 05/13/51 $ 152,878
250,000 Sysco Corp 2 .400 02/15/30 228,793
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 381,671
ENERGY - 0.8%
250,000 Arab Energy Fund /The, Reg S 5 .428 05/02/29 253,405
TOTAL ENERGY 253,405
FINANCIAL SERVICES - 7.0%
500,000 CIF Capital Markets Mechanism PLC, Reg S 4 .750 01/22/28 501,801
300,000 (a),(f) Citigroup Global Markets Holdings Inc/United States 0 .000 01/03/30 300,000
100,000 European Investment Bank 3 .750 02/14/33 95,472
250,000 HA Sustainable Infrastructure Capital Inc 6 .375 07/01/34 250,851
100,000 (d) HA Sustainable Infrastructure Capital Inc 7 .125 11/15/56 100,765
125,000 (a) HAT Holdings I LLC / HAT Holdings II LLC 3 .750 09/15/30 115,977
100,000 Kreditanstalt fuer Wiederaufbau 4 .375 02/28/34 98,513
50,000 NHP Foundation/The 6 .000 12/01/33 50,655
263,000 (a) Starwood Property Trust Inc 6 .500 10/15/30 266,623
100,000 (a) Starwood Property Trust Inc 5 .875 08/15/29 100,168
246,972 (a) WLB Asset VI Pte Ltd 7 .250 12/21/27 250,985
TOTAL FINANCIAL SERVICES 2,131,810
FOOD, BEVERAGE & TOBACCO - 1.0%
500,000 PepsiCo Inc 2 .875 10/15/49 313,116
TOTAL FOOD, BEVERAGE & TOBACCO 313,116
HEALTH CARE EQUIPMENT & SERVICES - 1.1%
250,000 Kaiser Foundation Hospitals 2 .810 06/01/41 179,136
250,000 (g) Seattle Children's Hospital 2 .719 10/01/50 146,954
TOTAL HEALTH CARE EQUIPMENT & SERVICES 326,090
INSURANCE - 0.8%
250,000 (a) USAA Capital Corp 2 .125 05/01/30 226,753
TOTAL INSURANCE 226,753
MATERIALS - 2.0%
350,000 Air Products and Chemicals Inc 4 .800 03/03/33 346,990
250,000 (a) United States Steel Corp 5 .700 08/01/36 244,886
TOTAL MATERIALS 591,876
MEDIA & ENTERTAINMENT - 1.6%
500,000 Comcast Corp 4 .650 02/15/33 477,935
TOTAL MEDIA & ENTERTAINMENT 477,935
MULTI-NATIONAL - 0.8%
250,000 Council Of Europe Development Bank 4 .625 06/11/27 250,213
TOTAL MULTI-NATIONAL 250,213
TELECOMMUNICATION SERVICES - 2.0%
250,000 (a) QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC 5 .700 04/15/36 228,604
250,000 Verizon Communications Inc 1 .500 09/18/30 218,157
250,000 Verizon Communications Inc 2 .850 09/03/41 170,528
TOTAL TELECOMMUNICATION SERVICES 617,289
UTILITIES - 13.7%
200,000 (a) Abu Dhabi National Energy Co PJSC 5 .125 08/03/31 199,322
250,000 (a) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6 .375 02/15/32 246,507
250,000 (a) Chpe LLC 5 .100 06/30/33 245,733
250,000 (a) Chpe LLC 5 .875 06/29/46 240,976
250,000 (a) ContourGlobal Power Holdings SA 6 .750 02/28/30 253,897
200,000 Duke Energy Progress LLC 4 .000 04/01/52 145,364
250,000 (a) Hanwha Q Cells Americas Holdings Corp 4 .375 05/21/29 247,558
250,000 MidAmerican Energy Co 3 .150 04/15/50 159,245
250,000 Northern States Power Co/MN 2 .900 03/01/50 156,782
250,000 Pacific Gas and Electric Co 6 .700 04/01/53 251,650
250,000 PG&E Recovery Funding LLC 5 .231 06/01/42 242,542
100,000 Public Service Co of Oklahoma 2 .200 08/15/31 87,014
100,000 Public Service Electric and Gas Co 5 .125 03/15/53 87,825
400,000 (a) RWE Finance US LLC 5 .875 04/16/34 404,783
158,762 (a) Solar Star Funding LLC 5 .375 06/30/35 155,377

Portfolio of Investments July 31, 2026
(continued)
Impact Bond Completion

See Notes to Financial Statements
PRINCIPAL DESCRIPTION VALUE MATURITY VALUE
UTILITIES (continued)
$ 200,000 Southern California Edison Co 3 .650% 06/01/51 $ 131,596
200,000 Southwestern Electric Power Co 3 .250 11/01/51 124,992
150,000 Southwestern Public Service Co 3 .150 05/01/50 94,191
177,526 (a) Sweihan PV Power Co PJSC2022 1 3 .625 01/31/49 143,343
454,961 (a) Topaz Solar Farms LLC 5 .750 09/30/39 450,694
100,000 (a),(c),(d) Vistra Corp 7 .000 N/A 100,534
TOTAL UTILITIES 4,169,925
TOTAL CORPORATE BONDS
(Cost $16,662,178) 15,748,273
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
2745344 EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS - 9.0% 2745344
CANADA - 3.1%
500,000 Export Development Canada 4 .750 06/05/34 503,300
250,000 (a) OMERS Finance Trust 3 .500 04/19/32 234,537
250,000 (a) OMERS Finance Trust 4 .000 04/19/52 188,224
TOTAL CANADA 926,061
FRANCE - 2.0%
400,000 Agence Francaise de Developpement EPIC, Reg S 4 .000 09/21/27 398,056
225,000 (a) Caisse d'Amortissement de la Dette Sociale 4 .250 08/21/29 223,017
TOTAL FRANCE 621,073
KOREA, REPUBLIC OF - 0.8%
250,000 (a),(e) Korea Electric Power Corp 4 .282 07/21/29 250,000
TOTAL KOREA, REPUBLIC OF 250,000
NETHERLANDS - 2.4%
500,000 (a) Nederlandse Waterschapsbank NV 4 .000 06/01/28 496,808
250,000 (a) Nederlandse Waterschapsbank NV 4 .500 01/16/30 250,190
TOTAL NETHERLANDS 746,998
SWEDEN - 0.7%
200,000 (a) Kommuninvest I Sverige AB 4 .625 09/29/28 201,212
TOTAL SWEDEN 201,212
TOTAL EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS
(Cost $2,757,115) 2,745,344
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
5182859 MORTGAGE-BACKED SECURITIES - 17.1% 5182859
COMMERCIAL MBS - 8.2%
125,000 (a),(e) BFLD Trust 2020-EYP, Series 2020 EYP, (TSFR1M + 2.214%) 5 .891 10/15/35 4,579
250,000 (a),(e) BX Commercial Mortgage Trust 2026-AHP, Series 2026 AHP,
(TSFR1M + 1.250%)
4 .926 06/15/43 250,104
200,000 (a),(e) Century Plaza Towers 2019-CPT, Series 2019 CPT 2 .997 11/13/39 169,893
250,000 Freddie Mac Multiclass Certificates, Series 2020 P003 1 .956 09/25/46 195,184
116,322 Freddie Mac Multifamily Structured Pass Through Certificates,
Series 2020 Q014
1 .555 01/25/36 94,774
235,000 (a) Hudson Yards 2019-30HY Mortgage Trust, Series 2019 30HY 3 .228 07/10/39 222,488
225,000 (a),(e) Hudson Yards 2019-30HY Mortgage Trust, Series 2019 30HY 3 .443 07/10/39 204,357
250,000 (a),(e) Manhattan West 2026-2MW Mortgage Trust, Series 2026 2MW 5 .321 06/10/48 247,179
212,214 (a),(e) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 1.579%)
5 .915 07/15/36 207,055
250,000 (a),(e) NYC Commercial Mortgage Trust, Series 2025 11X, (TSFR1M +
1.743%)
5 .419 10/15/40 251,166
150,000 (a),(e) NYC Commercial Mortgage Trust 2025-300P, Series 2025 300P 4 .879 07/13/42 147,531
250,000 (a),(e) SLG Office Trust 2026-OMA, Series 2026 OMA 4 .965 04/15/41 247,445
250,000 (a),(e) STWD 2021-LIH Mortgage Trust, Series 2021 LIH, (TSFR1M +
0.972%)
4 .649 11/15/36 249,724
TOTAL COMMERCIAL MBS 2,491,479
FGLMC COLLATERAL - 0.0%
5,395 Freddie Mac Gold Pool, FG G08760 3 .000 04/01/47 4,725
TOTAL FGLMC COLLATERAL 4,725

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GNMA2 COLLATERAL - 8.5%
$ 14,010 Ginnie Mae II Pool, G2 BY0325 2 .500% 10/20/50 $ 11,676
379 Ginnie Mae II Pool, G2 BY0330 3 .000 10/20/50 329
865 Ginnie Mae II Pool, G2 BY0331 3 .000 10/20/50 751
2,046 Ginnie Mae II Pool, G2 BY0338 3 .500 08/20/50 1,818
1,759 Ginnie Mae II Pool, G2 BY0339 3 .500 08/20/50 1,568
1,509 Ginnie Mae II Pool, G2 BY0340 3 .500 08/20/50 1,336
3,059 Ginnie Mae II Pool, G2 BX3679 3 .000 08/20/50 2,663
4,233 Ginnie Mae II Pool, G2 BX3680 3 .000 08/20/50 3,682
1,980 Ginnie Mae II Pool, G2 BX3681 3 .000 08/20/50 1,722
93,336 Ginnie Mae II Pool, G2 MA7768, Series 2021 1 3 .000 12/20/51 81,084
401,173 Ginnie Mae II Pool, G2 MA7989 3 .500 04/20/52 356,827
49,189 Ginnie Mae II Pool, G2 MA8043 3 .000 05/20/52 42,731
41,732 Ginnie Mae II Pool, G2 MA8149 3 .500 07/20/52 37,360
42,061 Ginnie Mae II Pool, G2 MA8201 4 .500 08/20/52 39,777
359,725 Ginnie Mae II Pool, G2 MA8267, Series 2022 A 4 .000 09/20/52 330,308
20,371 Ginnie Mae II Pool, G2 MA8269 5 .000 09/20/52 19,853
275,850 Ginnie Mae II Pool, G2 MA8347 4 .500 10/20/52 261,494
84,119 Ginnie Mae II Pool, G2 MA8428 5 .000 11/20/52 82,111
49,313 Ginnie Mae II Pool, G2 MA8487 3 .500 12/20/52 43,782
46,625 Ginnie Mae II Pool, G2 MA8488 4 .000 12/20/52 42,840
329,065 Ginnie Mae II Pool, G2 MA8489 4 .500 12/20/52 310,940
3,721 Ginnie Mae II Pool, G2 MA8646 4 .500 02/20/53 3,519
511,899 Ginnie Mae II Pool, G2 MA8647 5 .000 02/20/53 499,181
2,886 Ginnie Mae II Pool, G2 MA8648 5 .500 02/20/53 2,885
21,235 Ginnie Mae II Pool, G2 MA9101 3 .000 08/20/53 18,564
35,264 Ginnie Mae II Pool, G2 MA9488 5 .500 02/20/54 35,242
312,868 Ginnie Mae II Pool, G2 MA9906 5 .500 09/20/54 311,719
37,354 Ginnie Mae II Pool, G2 MA9907 6 .000 09/20/54 38,026
TOTAL GNMA2 COLLATERAL 2,583,788
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
7,370 Fannie Mae Pool, FN MA4579 3 .000 04/01/52 6,317
18,364 Fannie Mae Pool, FN MA4733 4 .500 09/01/52 17,363
3,371 Fannie Mae Pool, FN MA5165 5 .500 10/01/53 3,348
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 27,028
UMBS COLLATERAL - 0.3%
1,923 Fannie Mae Pool, FN BT0267 3 .000 09/01/51 1,681
1,836 Fannie Mae Pool, FN BU8837 5 .000 05/01/52 1,785
3,178 Fannie Mae Pool, FN CA6414 3 .000 07/01/50 2,774
3,638 Fannie Mae Pool, FN CB2795 3 ..000 02/01/52 3,117
7,913 Fannie Mae Pool, FN FS0522 2 .500 02/01/52 6,567
1,395 Fannie Mae Pool, FN FS1535 3 .000 04/01/52 1,205
4,715 Fannie Mae Pool, FN MA4709 5 .000 07/01/52 4,591
38,865 Fannie Mae Pool, FN MA4732 4 .000 09/01/52 35,598
687 Fannie Mae Pool, FN MA4761 5 .000 09/01/52 669
17,029 Fannie Mae Pool, FN MA4785 5 .000 10/01/52 16,585
759 Fannie Mae Pool, FN MA4805, Series 2022 1 4 .500 11/01/52 717
TOTAL UMBS COLLATERAL 75,289
WL COLLATERAL CMO - 0.0%
552 (e) Banc of America Mortgage 2004-K Trust, Series 2004 K 5 .426 12/25/34 550
TOTAL WL COLLATERAL CMO 550
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $5,436,707) 5,182,859
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
4456343 MUNICIPAL BONDS - 14.7% 4456343
ALASKA - 0.5%
150,000 Port Lions, Alaska, Revenue Bonds, Kodiak Area Native
Association Project, Taxable Series 2022
7 .500 10/01/52 152,958
TOTAL ALASKA 152,958

Portfolio of Investments July 31, 2026
(continued)
Impact Bond Completion

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA - 5.3%
$ 250,000 California Health Facilities Financing Authority, California,
Senior Revenue Bonds, No Place Like Home Program, Taxable
Social Series 2022
3 .690% 06/01/31 $ 239,022
200,000 City And County Of San Francisco, California, Taxable General
Obligation Bonds (Social Bonds-Affordable Housing, 2019)
Series 2021A
2 .684 06/15/40 146,123
250,000 Oakland, California, General Obligation Bonds, Taxable Social
Measure U Series 2025B-2
5 .792 07/15/45 242,092
250,000 San Francisco City & County Public Utilities Commission
Wastewater Revenue, California,
4 .655 10/01/27 250,946
250,000 San Francisco City and County, California, Affordable Housing
Social Bonds, General Obligation Tax Bonds, Series 2025D
5 .770 06/15/45 247,144
250,000 San Jose Financing Authority, California, Lease Revenue Bonds,
Convention Center Refunding Project, Taxable, Series 2022A
4 .662 05/01/37 237,359
240,000 San Luis Obispo County Financing Authority, California,
Revenue Bonds, Nacimiento Water Project, Series 2007B
5 .571 09/01/40 242,807
TOTAL CALIFORNIA 1,605,493
ILLINOIS - 1.0%
250,000 (a),(e) Illinois Finance Authority, (Mandatory Put 8/07/26) 3 .850 04/01/56 250,000
50,000 Village of Deerfield, Illinois, General Obligation Bonds, Series
2011
4 .000 12/01/28 49,738
TOTAL ILLINOIS 299,738
IOWA - 0.8%
250,000 (a) Iowa Finance Authority 7 .000 11/01/27 250,612
TOTAL IOWA 250,612
MICHIGAN - 0.2%
100,000 University of Michigan, General Revenue Bonds, Taxable Green
Series 2022B
3 .504 04/01/52 70,244
TOTAL MICHIGAN 70,244
NEW HAMPSHIRE - 2.4%
500,000 National Finance Authority, New Hampshire, Revenue Bonds,
Abilene Christian University Taxable Series 2024B
5 .775 11/01/54 461,955
250,000 National Finance Authority, New Hampshire, Revenue Bonds,
Winston-Salem Sustainable Energy Partners Taxable Series
2025B
5 .876 12/01/35 255,654
TOTAL NEW HAMPSHIRE 717,609
NEW YORK - 2.1%
250,000 New York City Housing Development Corp 5 .881 08/01/45 246,743
250,000 New York City, New York, General Obligation Bonds, Taxable
Fiscal 2025 Series D-1
5 .094 10/01/49 222,095
150,000 United Nations Development Corporation, New York, Revenue
Bonds, Taxable Series 2025A
6 .536 08/01/55 154,580
TOTAL NEW YORK 623,418
PENNSYLVANIA - 1.6%
250,000 Philadelphia Redevelopment Authority, Pennsylvania, City
Service Agreement Revenue Bonds, City of Philadelphia
Neighborhood Preservation Initiative, Taxable Social Series
2024A
5 .226 09/01/40 243,343
250,000 Redevelopment Authority of the City of
Philadelphia,Pennsylvania.
4 .132 11/01/30 244,663
TOTAL PENNSYLVANIA 488,006
WISCONSIN - 0.8%
250,000 Public Finance Authority, Wisconsin, Revenue Bonds, Bluehub
Loan Fund Issue, Series 2024A
5 .292 07/01/29 248,265
TOTAL WISCONSIN 248,265
TOTAL MUNICIPAL BONDS
(Cost $4,522,773) 4,456,343

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
659427 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.1% 659427
$ 250,000 United States Treasury Note/Bond 4 .750% 02/15/56 $ 231,016
310,000 United States Treasury Note/Bond 5 .000 05/15/46 299,876
132,000 United States Treasury Note/Bond 4 .375 05/15/36 128,535
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $671,187) 659,427
TOTAL LONG-TERM INVESTMENTS
(Cost $31,069,788) 29,666,167
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
154,224 (h) State Street Navigator Securities Lending Government Money
Market Portfolio
3.680 (i) 154,224
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $154,224) 154,224
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.5%
749256 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.5% 749256
235,000 Fannie Mae Discount Notes 0 .000 08/03/26 234,929
100,000 Fannie Mae Discount Notes 0 .000 09/15/26 99,534
415,000 Tennessee Valley Authority Discount Notes 0 .000 08/05/26 414,793
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $749,324) 749,256
TOTAL SHORT-TERM INVESTMENTS
(Cost $749,324) 749,256
TOTAL INVESTMENTS - 100.7%
(Cost $31,973,336) 30,569,647
OTHER ASSETS & LIABILITIES, NET -  (0.7)% (225,619)
NET ASSETS - 100% $ 30,344,028
ABS Asset-Backed Security
CMO Collateralized Mortgage Obligation
MBS Mortgage-Backed Security
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
WL Whole Loan
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $11,455,126 or 37.5% of Total Investments.
(b) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(c) Perpetual security. Maturity date is not applicable.
(d) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
1.3% of Total Investments.
(e) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $146,954.
(h) Investments made with cash collateral received from securities on loan.
(i) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments July 31, 2026
Emerging Markets Debt
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.2%
11106807 CORPORATE BONDS - 40.1% (a)
BRAZIL - 1.6%
$ 250,000 Embraer Netherlands Finance BV 5 .400% 01/09/38 $ 237,750
200,000 (b) Rede D'or Finance Sarl 6 .550 04/28/36 191,512
TOTAL BRAZIL 429,262
CHILE - 6.9%
200,000 (b) Antofagasta PLC 5 .625 05/13/32 202,609
200,000 (b),(c) Banco de Credito e Inversiones SA 7 .500 N/A 208,590
200,000 (b),(c) Banco del Estado de Chile 7 .950 N/A 209,391
200,000 (b) Celulosa Arauco y Constitucion SA 6 .180 05/05/32 196,045
200,000 (b) Cia Cervecerias Unidas SA 3 .350 01/19/32 179,671
200,000 (b) Corp Nacional del Cobre de Chile 5 .625 10/18/43 185,202
200,000 (b) Corp Nacional del Cobre de Chile 3 .000 09/30/29 187,344
200,000 (b) Corp Nacional del Cobre de Chile 3 .700 01/30/50 132,500
200,000 (b) Empresa Nacional del Petroleo 6 .150 05/10/33 204,681
200,000 (b) Sociedad Quimica y Minera de Chile SA 6 .500 11/07/33 209,461
TOTAL CHILE 1,915,494
CHINA - 1.4%
200,000 (b) Lenovo Group Ltd 3 .421 11/02/30 187,649
225,000 (b) Prosus NV 4 .193 01/19/32 211,114
TOTAL CHINA 398,763
COLOMBIA - 0.7%
200,000 (b),(c),(d) Grupo Nutresa SA 7 .875 N/A 197,380
TOTAL COLOMBIA 197,380
INDIA - 2.2%
200,000 (b) ICICI Bank Ltd/IFSC 5 .459 07/30/31 200,934
250,000 (b) Indian Railway Finance Corp Ltd 3 .249 02/13/30 233,898
200,000 (b) UltraTech Cement Ltd 2 .800 02/16/31 180,185
TOTAL INDIA 615,017
INDONESIA - 3.6%
200,000 (b) Freeport Indonesia PT 4 .763 04/14/27 199,065
200,000 (b) Indonesia Asahan Aluminium PT / Mineral Industri Indonesia
Persero PT
5 .450 05/15/30 199,367
200,000 (b) Pertamina Persero PT 6 .500 05/27/41 200,513
200,000 (b) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5 .450 05/21/28 200,543
200,000 (b) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5 .450 02/03/36 187,039
TOTAL INDONESIA 986,527
ISRAEL - 2.2%
200,000 (b) Bank Hapoalim BM, Reg S 5 .252 01/14/33 196,546
225,000 Bank Leumi Le-Israel BM, Reg S 5 .740 09/09/36 221,835
200,000 (b) Israel Electric Corp Ltd, Reg S 3 .750 02/22/32 182,310
TOTAL ISRAEL 600,691
KAZAKHSTAN - 1.0%
300,000 (b) KazMunayGas National Co JSC 5 .750 04/19/47 270,904
TOTAL KAZAKHSTAN 270,904
MALAYSIA - 1.5%
240,000 (b) Petronas Capital Ltd 5 .340 04/03/35 240,025
200,000 (b) Petronas Capital Ltd 2 .480 01/28/32 176,044
TOTAL MALAYSIA 416,069
MEXICO - 7.7%
225,000 (b) Banco Nacional de Mexico SA 6 .697 08/07/36 221,625
200,000 (b) BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero
BBVA Mexico/TX
8 .450 06/29/38 214,124
100,000 Cemex SAB de CV 5 .750 06/05/36 97,660
194,290 (b) CFE Fibra E 5 .875 09/23/40 186,275
200,000 (b) Comision Federal de Electricidad 6 .045 01/28/34 192,912
200,000 (b) COX Asset Mexico SA de CV 7 .125 01/08/32 198,997
200,000 (b) Grupo Aeromexico SAB de CV 8 .625 11/15/31 201,500
200,000 Grupo Televisa SAB 6 .625 01/15/40 174,000

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEXICO (continued)
$ 300,000 (b) Mexico City Airport Trust 5 .500% 10/31/46 $ 252,362
200,000 Petroleos MexicanosA1 6 .625 06/15/35 189,680
200,000 Petroleos Mexicanos 5 .950 01/28/31 195,903
TOTAL MEXICO 2,125,038
MOROCCO - 0.7%
200,000 (b) OCP SA 6 .700 03/01/36 203,166
TOTAL MOROCCO 203,166
PERU - 1.2%
150,000 (b),(e) Banco Internacional del Peru SAA Interbank 4 .800 07/15/31 145,875
200,000 (b) Niagara Energy SAC 5 .746 10/03/34 198,068
TOTAL PERU 343,943
SAUDI ARABIA - 2.9%
250,000 (b) Saudi Arabian Oil Co 2 .250 11/24/30 221,439
200,000 (d) Saudi Awwal Bank, Reg S 5 .947 09/04/35 197,421
200,000 (d) SNB Funding Ltd, Reg S 6 .000 06/24/35 199,706
200,000 (b) STC Sukuk Co II Ltd 4 .489 01/15/31 194,470
TOTAL SAUDI ARABIA 813,036
SOUTH AFRICA - 0.7%
200,000 Sasol Financing USA LLC 5 .500 03/18/31 186,897
TOTAL SOUTH AFRICA 186,897
THAILAND - 1.6%
200,000 (b) Bangkok Bank PCL/Hong Kong 5 .650 07/05/34 201,848
250,000 (b) PTTEP Treasury Center Co Ltd 2 .993 01/15/30 234,404
TOTAL THAILAND 436,252
TURKEY - 1.5%
225,000 (b) Turk Telekomunikasyon AS 6 .950 10/07/32 221,315
200,000 (b) Ulker Biskuvi Sanayi AS 7 .875 07/08/31 202,684
TOTAL TURKEY 423,999
UNITED ARAB EMIRATES - 2.7%
250,000 (b) Abu Dhabi Crude Oil Pipeline LLC 4 .600 11/02/47 213,811
200,000 (b) DAE Funding LLC 4 .950 01/15/33 189,294
131,974 (b) Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 116,523
240,000 (b) MDGH GMTN RSC Ltd 4 .375 11/22/33 224,741
TOTAL UNITED ARAB EMIRATES 744,369
TOTAL CORPORATE BONDS
(Cost $11,010,685) 11,106,807
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
15568072 SOVEREIGN DEBT - 56.1%
ANGOLA - 1.1%
300,000 (b) Angolan Government International Bond 8 .750 04/14/32 306,191
TOTAL ANGOLA 306,191
ARGENTINA - 1.7%
625,000 Argentine Republic Government International Bond 2 .500 07/09/41 461,875
TOTAL ARGENTINA 461,875
AZERBAIJAN - 0.7%
200,000 (b) Republic of Azerbaijan International Bond 3 .500 09/01/32 184,890
TOTAL AZERBAIJAN 184,890
BAHRAIN - 0.7%
225,000 (b),(f) Bahrain Government International Bond 5 .625 05/18/34 197,359
TOTAL BAHRAIN 197,359
BENIN - 0.8%
200,000 (b) Benin Government International Bond 8 .375 01/23/41 212,050
TOTAL BENIN 212,050
BERMUDA - 1.0%
300,000 (b) Bermuda Government International Bond 2 .375 08/20/30 268,500
TOTAL BERMUDA 268,500

Portfolio of Investments July 31, 2026
(continued)
Emerging Markets Debt

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BRAZIL - 1.4%
$ 200,000 Brazilian Government International Bond 7 .125% 05/13/54 $ 191,400
200,000 Brazilian Government International Bond 6 .250 05/22/36 193,700
TOTAL BRAZIL 385,100
CHILE - 2.7%
375,000 Chile Government International Bond 3 .100 05/07/41 273,375
550,000 Chile Government International Bond 2 .550 07/27/33 461,450
TOTAL CHILE 734,825
COLOMBIA - 1.6%
200,000 Colombia Government International Bond 7 .375 09/18/37 207,500
200,000 Colombia Government International Bond 8 .000 04/20/33 215,800
TOTAL COLOMBIA 423,300
DOMINICAN REPUBLIC - 0.6%
150,000 (b) Dominican Republic International Bond 7 .450 04/30/44 156,975
TOTAL DOMINICAN REPUBLIC 156,975
ECUADOR - 1.4%
200,000 (b) Ecuador Government International Bond 9 .250 01/29/39 199,000
200,000 (b) Ecuador Government International Bond 8 .750 01/29/34 198,100
TOTAL ECUADOR 397,100
EGYPT - 0.9%
250,000 (b) Egypt Government International Bond 7 .053 01/15/32 245,737
TOTAL EGYPT 245,737
EL SALVADOR - 0.7%
200,000 (b) El Salvador Government International Bond 7 .650 06/15/35 206,000
TOTAL EL SALVADOR 206,000
GHANA - 1.0%
300,000 (b) Ghana Government International Bond 5 .000 07/03/35 274,666
TOTAL GHANA 274,666
HUNGARY - 4.0%
200,000 (b) Hungary Government International Bond 5 .250 06/16/29 201,120
200,000 (b) Hungary Government International Bond 6 .250 09/22/32 208,622
200,000 (b) Hungary Government International Bond 5 .500 03/26/36 196,220
250,000 (b) Hungary Government International Bond 6 .000 09/26/35 254,463
250,000 (b) Hungary Government International Bond 6 .750 09/23/55 258,151
TOTAL HUNGARY 1,118,576
INDIA - 0.7%
200,000 (b) Export-Import Bank of India 3 .250 01/15/30 188,312
TOTAL INDIA 188,312
INDONESIA - 0.7%
200,000 Indonesia Government International Bond 4 .650 09/20/32 193,485
TOTAL INDONESIA 193,485
KAZAKHSTAN - 1.4%
200,000 (b) Baiterek National Investment Holding JSC 5 .200 05/06/33 196,633
200,000 (b) Kazakhstan Government International Bond 4 .412 10/28/30 195,318
TOTAL KAZAKHSTAN 391,951
MEXICO - 3.8%
250,000 (b) Eagle Funding Luxco Sarl 5 .500 08/17/30 249,563
250,000 Mexico Government International Bond 4 .280 08/14/41 189,375
250,000 Mexico Government International Bond 3 .500 02/12/34 208,875
200,000 Mexico Government International Bond 6 .338 05/04/53 178,200
250,000 Mexico Government International Bond 6 .400 05/07/54 224,250
TOTAL MEXICO 1,050,263
NIGERIA - 2.6%
200,000 (b) Nigeria Government International Bond 8 .631 01/13/36 217,265
500,000 (b) Nigeria Government International Bond 7 .375 09/28/33 511,693
TOTAL NIGERIA 728,958
OMAN - 2.7%
400,000 (b) Oman Government International Bond 6 .500 03/08/47 406,375
350,000 (b) Oman Sovereign Sukuk Co 4 .525 04/17/33 338,445
TOTAL OMAN 744,820

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PANAMA - 2.2%
$ 500,000 Panama Government International Bond 2 .252% 09/29/32 $ 411,750
200,000 Panama Government International Bond 6 .400 02/14/35 206,400
TOTAL PANAMA 618,150
PARAGUAY - 1.4%
200,000 (b) Paraguay Government International Bond 5 .850 08/21/33 202,600
200,000 (b) Paraguay Government International Bond 6 .650 03/04/55 204,372
TOTAL PARAGUAY 406,972
PERU - 2.5%
225,000 Peruvian Government International Bond 2 .783 01/23/31 205,313
225,000 Peruvian Government International Bond 5 .375 02/08/35 221,513
300,000 Peruvian Government International Bond 5 .875 08/08/54 283,350
TOTAL PERU 710,176
POLAND - 4.2%
400,000 (b) Bank Gospodarstwa Krajowego 5 .375 05/22/33 400,716
140,000 Republic of Poland Government International Bond 5 .500 04/04/53 125,788
75,000 Republic of Poland Government International Bond 5 .125 09/18/34 73,992
75,000 Republic of Poland Government International Bond 5 .500 03/18/54 67,048
200,000 Republic of Poland Government International Bond 4 .875 02/12/30 200,946
200,000 Republic of Poland Government International Bond 5 .375 04/14/36 197,094
125,000 Republic of Poland Government International Bond 6 .125 04/14/56 120,162
TOTAL POLAND 1,185,746
ROMANIA - 3.5%
270,000 (b),(e) Romanian Government International Bond 4 .000 02/14/51 175,370
120,000 (b) Romanian Government International Bond 3 .625 03/27/32 106,759
50,000 (b) Romanian Government International Bond 7 .125 01/17/33 52,486
102,000 (b) Romanian Government International Bond 5 .875 01/30/29 102,645
250,000 (b) Romanian Government International Bond 6 .375 01/30/34 250,112
300,000 (b) Romanian Government International Bond 5 .750 03/24/35 286,390
TOTAL ROMANIA 973,762
SAUDI ARABIA - 4.1%
250,000 (b) Saudi Government International Bond 4 .500 10/26/46 196,778
300,000 (b) Saudi Government International Bond 3 .625 03/04/28 294,578
200,000 (b) Saudi Government International Bond 5 .250 01/16/50 172,566
325,000 (b) Saudi Government International Bond 2 .250 02/02/33 271,619
200,000 (b) Saudi Government International Bond 5 .750 01/16/54 183,279
TOTAL SAUDI ARABIA 1,118,820
SOUTH AFRICA - 2.8%
325,000 (b) Republic of South Africa Government International Bond 7 .100 11/19/36 340,567
425,000 (b) Republic of South Africa Government International Bond 7 .950 11/19/54 441,404
TOTAL SOUTH AFRICA 781,971
TURKEY - 1.4%
200,000 Turkiye Government International Bond 7 .625 05/15/34 204,875
200,000 Turkiye Government International Bond 7 .125 07/17/32 200,632
TOTAL TURKEY 405,507
URUGUAY - 1.0%
300,000 Uruguay Government International Bond 5 .100 06/18/50 264,750
TOTAL URUGUAY 264,750

Portfolio of Investments July 31, 2026
(continued)
Emerging Markets Debt

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UZBEKISTAN - 0.8%
$ 250,000 (b) Republic of Uzbekistan International Bond 3 .700% 11/25/30 $ 231,285
TOTAL UZBEKISTAN 231,285
TOTAL SOVEREIGN DEBT
(Cost $15,441,369) 15,568,072
TOTAL LONG-TERM INVESTMENTS
(Cost $26,452,054) 26,674,879
SHARES DESCRIPTION Coupon VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.9%
251,042 State Street Navigator Securities Lending
Government Money Market Portfolio
3.680 (g) 251,042
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $251,042) 251,042
TOTAL INVESTMENTS (Cost $26,703,096) - 97.1% 26,925,921
OTHER ASSETS & LIABILITIES, NET -  2.9% 817,420
NET ASSETS - 100% $ 27,743,341
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
(a) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $19,191,129 or 71.3% of Total Investments.
(c) Perpetual security. Maturity date is not applicable.
(d) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
2.2% of Total Investments.
(e) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $241,358.
(f) When-issued or delayed delivery security.
(g) The rate shown is the one-day yield as of the end of the reporting period.
Summary of investments by industry group
(% of net assets)
Sovereign Debt 56 .1%
Energy 8 .2
Banks 8 .0
Materials 7 .1
Utilities 4 .2
Financial Services 2 .3
Food, Beverage & Tobacco 2 .1
Transportation 1 .6
Capital Goods 1 .6
Telecommunication Services 1 .5
Consumer Discretionary Distribution & Retail 0 .8
Other 2.7
Total 96.2%

Portfolio of Investments July 31, 2026
High Yield
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.4%
17,311 COMMON STOCKS - 0.1% 17,311
TELECOMMUNICATION SERVICES - 0.1%
905 (a) Altice France Lux 3 $ 17,311
TOTAL TELECOMMUNICATION SERVICES 17,311
TOTAL COMMON STOCKS
(Cost $15,439) 17,311
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
18692341 CORPORATE BONDS - 96.4% (b) 18692341
AUTOMOBILES & COMPONENTS - 3.1%
$ 40,000 (c) Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6 .125% 04/15/31 39,645
125,000 Goodyear Tire & Rubber Co/The 5 .000 07/15/29 119,755
20,000 Goodyear Tire & Rubber Co/The 8 .875 07/15/32 20,527
200,000 (c) IHO Verwaltungs GmbH 8 .000 11/15/32 210,011
150,000 ZF North America Capital Inc 6 .750 04/23/30 148,856
70,000 (c) ZF North America Capital Inc 7 .500 03/24/31 70,488
TOTAL AUTOMOBILES & COMPONENTS 609,282
CAPITAL GOODS - 7.0%
40,000 (c) ADI Escrow Issuer LLC 7 .125 07/15/34 40,778
70,000 (c) AECOM 6 .000 08/01/33 69,601
200,000 (c) Albion Financing 1 SARL / Aggreko Holdings Inc 7 .000 05/21/30 203,735
100,000 (c) Alta Equipment Group Inc 9 .000 06/01/29 95,393
60,000 (c),(d) Camelot Return Merger Sub Inc 8 .750 08/01/28 30,847
80,000 (c) Columbus McKinnon Corp/NY 7 .125 01/31/33 80,600
25,000 (c) Gates Corp/DE 6 .875 07/01/29 25,503
75,000 (c) Herc Holdings Inc 7 .000 06/15/30 77,345
50,000 (c) Herc Holdings Inc 5 .750 03/15/31 49,504
65,000 (c) Herc Holdings Inc 6 .000 03/15/34 63,728
75,000 (c) Lsf12 Helix Parent LLC 7 .125 02/01/33 73,428
90,000 (c) Masterbrand Inc 7 .000 07/15/32 90,051
15,000 (c) QXO Building Products Inc 6 .500 07/15/31 15,061
25,000 (c) QXO Building Products Inc 6 .875 07/15/34 25,037
40,000 (c) Standard Building Solutions Inc 6 .250 08/01/33 39,563
20,000 (c) Synergy Infrastructure Holdings LLC 7 .000 07/15/34 20,176
20,000 (c) TransDigm Inc 6 .875 12/15/30 20,501
100,000 (c) TransDigm Inc 6 .375 03/01/29 101,203
100,000 (c) TransDigm Inc 6 .375 05/31/33 99,975
35,000 (c) TransDigm Inc 6 .125 07/31/34 34,607
100,000 (c) Trinity Industries Inc 7 .750 07/15/28 102,056
TOTAL CAPITAL GOODS 1,358,692
COMMERCIAL & PROFESSIONAL SERVICES - 1.7%
95,000 (c) AMN Healthcare Inc 6 .500 01/15/31 95,003
35,000 (c) CACI International Inc 6 .375 06/15/33 35,271
10,000 (c) Garda World Security Corp 8 .250 08/01/32 10,141
30,000 (c) Garda World Security Corp 6 .500 01/15/31 30,330
30,000 (c) GFL Environmental Holdings US Inc 5 .500 02/01/34 27,752
70,000 (c) Neptune Bidco US Inc 9 .290 04/15/29 71,319
50,000 (c) RR Donnelley & Sons Co 9 .500 08/01/29 51,822
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 321,638
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.5%
95,000 (c) Bath & Body Works Inc 6 .625 10/01/30 96,536
50,000 (c) Gee Automotive Holdings LLC 7 .250 03/01/31 50,378
70,000 Kohl's Corp 5 .125 05/01/31 62,737
50,000 (c) LCM Investments Holdings II LLC 4 .875 05/01/29 48,772
10,000 (c) Macy's Retail Holdings LLC 6 .125 03/15/32 10,030
50,000 (c),(d) Michaels Cos Inc/The 11 .000 03/15/34 48,945
90,000 (c) Michaels Cos Inc/The 8 .500 03/15/33 89,156
45,000 (c) Park River Holdings Inc 8 .000 03/15/31 44,794
40,000 (c) PetSmart Inc / PetSmart Finance Corp 7 .500 09/15/32 40,416
90,000 (c) QXO Building Products Inc 6 .750 04/30/32 91,914

Portfolio of Investments July 31, 2026
(continued)
High Yield

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
$ 100,000 (c) Staples Inc 10 .750% 09/01/29 $ 95,685
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 679,363
CONSUMER DURABLES & APPAREL - 1.7%
125,000 (c) CD&R Smokey Buyer Inc / Radio Systems Corp 9 .500 10/15/29 61,341
80,000 Newell Brands Inc 6 .625 09/15/29 80,962
130,000 (c) S&S Holdings LLC 8 .375 10/01/31 125,534
65,000 (c) Wolverine World Wide Inc 4 .000 08/15/29 61,271
TOTAL CONSUMER DURABLES & APPAREL 329,108
CONSUMER SERVICES - 5.0%
40,000 (c) Caesars Entertainment Inc 6 .000 10/15/32 35,083
50,000 (c) Carnival Corp Ltd 5 .875 06/15/31 50,040
80,000 (c) Churchill Downs Inc 5 .750 04/01/30 79,763
95,000 (c) Cinemark USA Inc 7 .000 08/01/32 97,389
115,000 (c) Fertitta Entertainment LLC / Fertitta Entertainment Finance Co
Inc
4 .625 01/15/29 111,817
45,000 (c) Hilton Domestic Operating Co Inc 5 .500 09/15/31 44,586
40,000 (c) Life Time Inc 6 .000 11/15/31 40,341
50,000 (c) Light & Wonder International Inc 6 .250 10/01/33 49,125
60,000 (c) Marriott Ownership Resorts Inc 6 .500 10/01/33 59,006
10,000 (c) Merlin Entertainments Group US Holdings Inc 7 .375 02/15/31 7,833
50,000 MGM Resorts International 6 .125 09/15/29 50,308
150,000 (c) Motion Finco Sarl 8 .375 02/15/32 117,578
20,000 (c) NCL Corp Ltd 5 .875 01/15/31 19,114
30,000 (c) NCL Corp Ltd 6 .250 09/15/33 28,516
15,000 (c) Pioneer Opco LLC 7 .000 05/15/33 15,145
70,000 (c) SIX FLAGS ENTERTAINMENT 6 .625 05/01/32 70,476
40,000 (c),(d) Six Flags Entertainment Corp/Canada's Wonderland Co/
Millennium Operations LLC
8 .625 01/15/32 40,456
50,000 (c) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6 .250 03/15/33 49,562
TOTAL CONSUMER SERVICES 966,138
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%
50,000 (c) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .250 03/15/33 48,428
40,000 (c) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5 .750 03/31/34 37,190
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 85,618
ENERGY - 13.9%
75,000 (c) Antero Midstream Partners LP / Antero Midstream Finance
Corp
5 .750 10/15/33 73,665
50,000 (c) Archrock Partners LP / Archrock Partners Finance Corp 6 .625 09/01/32 50,716
30,000 (c) Archrock Services LP / Archrock Partners Finance Corp 6 .000 02/01/34 29,360
50,000 (c) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6 .625 10/15/32 50,266
50,000 (c) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6 .625 07/15/33 50,219
60,000 (c) Borr IHC Ltd / Borr Finance LLC 8 .750 01/15/32 58,707
45,000 (c) Bristow Group Inc 6 .750 02/01/33 45,052
80,000 (c) Buckeye Partners LP 6 .750 02/01/30 81,961
60,000 (c) California Resources Corp 7 .000 01/15/34 58,766
30,000 (c) Chord Energy Corp 6 .000 10/01/30 30,100
100,000 (c) Chord Energy Corp 6 .750 03/15/33 101,852
60,000 (c) CNX Resources Corp 7 .250 03/01/32 61,703
40,000 (c) CNX Resources Corp 5 .875 03/01/34 38,754
35,000 (c) CVR Energy Inc 7 .500 02/15/31 35,457
50,000 (c) Delek Logistics Partners LP / Delek Logistics Finance Corp 7 .375 06/30/33 51,132
60,000 (c) Delek Logistics Partners LP / Delek Logistics Finance Corp 6 .875 06/01/34 60,289
50,000 (c) Harvest Midstream I LP 7 .500 05/15/32 51,264
20,000 (c) Harvest Midstream I LP 6 .750 05/15/34 20,080
165,000 (c) Hilcorp Energy I LP / Hilcorp Finance Co 5 .750 02/01/29 164,677
10,000 (c) Hilcorp Energy I LP / Hilcorp Finance Co 8 .375 11/01/33 10,492
70,000 (c) ITT Holdings LLC 6 .500 08/01/29 69,213
100,000 (c) Kinetik Holdings LP 6 .625 12/15/28 101,655
15,000 (c) Kodiak Gas Services LLC 6 .500 10/01/33 14,981

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 25,000 (c) Kodiak Gas Services LLC 6 .750% 10/01/35 $ 25,190
25,000 (c) Kodiak Gas Services LLC 5 .875 04/01/31 24,719
20,000 (c),(e) Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas
Finance Corp
6 .625 08/15/34 20,007
40,000 (c) Matador Resources Co 6 .250 04/15/33 39,359
10,000 (c) Matador Resources Co 6 .000 04/15/34 9,672
59,000 (c) Noble Finance II LLC 8 .000 04/15/30 60,993
120,000 (c) PBF Holding Co LLC / PBF Finance Corp 7 .875 09/15/30 124,538
20,000 (c) PBF Holding Co LLC / PBF Finance Corp 9 .875 03/15/30 21,428
50,000 (c) Rockies Express Pipeline LLC 6 .750 03/15/33 50,835
65,000 (c) SM Energy Co 8 .750 07/01/31 67,961
25,000 (c) SM Energy Co 6 .625 04/15/34 24,846
35,000 (c) Solaris Energy Infrastructure LLC 6 .375 05/15/31 34,381
65,000 (f) South Bow Canadian Infrastructure Holdings Ltd 7 .625 03/01/55 67,602
50,000 (c) Sunoco LP 5 .625 03/15/31 49,350
50,000 (c) Sunoco LP 5 .875 03/15/34 48,938
50,000 (c) Sunoco LP 6 .250 07/01/33 50,114
15,385 (c) Transocean Aquila Ltd 8 .000 09/30/28 15,711
30,000 (c) Transocean International Ltd 7 .875 10/15/32 31,247
31,500 (c) Transocean International Ltd 8 .750 02/15/30 32,718
130,000 (c) USA Compression Partners LP / USA Compression Finance
Corp
7 .125 03/15/29 132,801
20,000 (c) USA Compression Partners LP / USA Compression Finance
Corp
6 .250 10/01/33 19,682
30,000 (c) Venture Global LNG Inc 6 .375 12/15/34 29,218
50,000 (c) Venture Global LNG Inc 9 .875 02/01/32 53,234
160,000 (c) Venture Global LNG Inc 7 .000 01/15/30 162,545
50,000 (c),(f),(g) Venture Global LNG Inc 9 .000 N/A 49,799
40,000 (c) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 41,274
50,000 (c) Venture Global Plaquemines LNG LLC 6 .125 12/15/30 50,792
40,000 (c) Weatherford International Ltd 6 .750 10/15/33 40,491
TOTAL ENERGY 2,689,806
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.6%
45,000 (c) Iron Mountain Inc 6 .250 01/15/35 44,434
55,000 (c) Millrose Properties Inc 6 .375 08/01/30 55,407
40,000 (c) Millrose Properties Inc 6 .250 09/15/32 39,966
50,000 (d) MPT Operating Partnership LP / MPT Finance Corp 5 .000 10/15/27 48,516
50,000 MPT Operating Partnership LP / MPT Finance Corp 3 .500 03/15/31 34,129
35,000 (c) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 35,571
45,000 (c) RHP Hotel Properties LP / RHP Finance Corp 5 .750 03/15/34 44,067
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 302,090
FINANCIAL SERVICES - 10.1%
55,000 (c) Azorra Finance Ltd 7 .250 01/15/31 56,646
100,000 (c) Azorra Finance Ltd 6 .250 02/15/34 98,078
50,000 Block Inc 6 .500 05/15/32 50,515
160,000 (c),(d) Burford Capital Global Finance LLC 7 .500 07/15/33 134,909
56,614 (c) Compass Group Diversified Holdings LLC 5 .250 04/15/29 53,910
25,733 (c),(d) Compass Group Diversified Holdings LLC 5 .000 01/15/32 23,613
90,000 (c) Encore Capital Group Inc 8 .500 05/15/30 95,288
100,000 (c) Encore Capital Group Inc 6 .625 06/01/32 100,137
50,000 (c) FirstCash Inc 6 .875 03/01/32 50,718
70,000 (c) Freedom Mortgage Holdings LLC 8 .375 04/01/32 70,308
50,000 (c) Freedom Mortgage Holdings LLC 7 .875 04/01/33 48,221
75,000 (c) Freedom Mortgage Holdings LLC 6 .875 05/01/31 72,299
18,000 (f) HA Sustainable Infrastructure Capital Inc 7 .125 11/15/56 18,138
70,000 (c) Hunt Cos Inc 5 .250 04/15/29 68,136
165,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5 .250 05/15/27 163,945
20,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9 .750 01/15/29 19,917
60,000 (c) Icahn Enterprises LP / Icahn Enterprises Finance Corp 10 .000 11/15/29 60,099
100,000 (c) Jane Street Group / JSG Finance Inc 6 .125 11/01/32 99,500
65,000 OneMain Finance Corp 6 .625 05/15/29 65,795
80,000 OneMain Finance Corp 6 .750 09/15/33 78,711

Portfolio of Investments July 31, 2026
(continued)
High Yield

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
$ 35,000 (c) Osaic Holdings Inc 6 .750% 08/01/32 $ 35,125
100,000 (c) PennyMac Financial Services Inc 7 .125 11/15/30 99,688
60,000 (c) PennyMac Financial Services Inc 7 .875 12/15/29 61,604
55,000 (c) Rocket Cos Inc 6 .375 08/01/33 55,327
125,000 (c) Starwood Property Trust Inc 6 .000 04/15/30 125,321
10,000 (c) Starwood Property Trust Inc 6 .125 06/01/31 9,976
60,000 (c) UWM Holdings LLC 6 .625 02/01/30 55,659
100,000 (c),(d) VistaJet Malta Finance PLC / Vista Management Holding Inc 6 .375 02/01/30 94,359
TOTAL FINANCIAL SERVICES 1,965,942
FOOD, BEVERAGE & TOBACCO - 2.1%
70,000 (c) Chobani LLC / Chobani Finance Corp Inc 6 .375 04/15/34 70,179
100,000 (c) Post Holdings Inc 6 .375 03/01/33 98,481
75,000 (c) Post Holdings Inc 6 .500 03/15/36 73,154
130,000 (c) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 130,481
40,000 (c) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 40,148
TOTAL FOOD, BEVERAGE & TOBACCO 412,443
HEALTH CARE EQUIPMENT & SERVICES - 5.1%
40,000 (c) AthenaHealth Group Inc 7 .500 02/15/32 41,009
20,000 (c) CHS/Community Health Systems Inc 5 .250 05/15/30 18,468
72,000 (c) CHS/Community Health Systems Inc 10 .875 01/15/32 75,945
50,000 (c) CHS/Community Health Systems Inc 9 .750 01/15/34 50,653
60,000 (c) DaVita Inc 6 .875 09/01/32 61,660
30,000 (c) Global Medical Response Inc 7 .375 10/01/32 30,529
100,000 (c) LifePoint Health Inc 8 .375 02/15/32 100,679
135,000 (c) LifePoint Health Inc 7 .000 05/01/34 126,096
60,000 (c) Molina Healthcare Inc 6 .500 02/15/31 60,552
95,000 (c) National Mentor Holdings Inc 10 .500 12/15/30 100,192
150,000 (c) Prime Healthcare Services Inc 9 .375 09/01/29 156,399
70,000 (c) Radiology Partners Inc 8 .500 07/15/32 73,561
35,000 (c) Surgery Center Holdings Inc 7 .250 04/15/32 35,109
65,000 (c) Team Health Holdings Inc 8 .375 06/30/28 64,964
TOTAL HEALTH CARE EQUIPMENT & SERVICES 995,816
INSURANCE - 4.7%
35,000 (c) Acrisure LLC / Acrisure Finance Inc 6 .750 07/01/32 32,158
85,000 (c) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .750 04/15/28 85,383
200,000 (c) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .500 10/01/31 199,831
90,000 (c) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7 .875 11/01/29 91,159
200,000 (c) Ardonagh Finco Ltd 7 .750 02/15/31 203,067
65,000 (c) Asurion LLC/ Asurion Co-Issuer Inc 8 .000 12/31/32 65,756
70,000 (c) Asurion LLC/ Asurion Co-Issuer Inc 8 .375 02/01/34 63,777
125,000 (c) CRC Insurance Group LLC 7 .125 06/01/31 124,765
50,000 (c) Ryan Specialty LLC 5 .875 08/01/32 49,312
TOTAL INSURANCE 915,208
MATERIALS - 6.9%
200,000 (c) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
6 .250 01/30/31 201,348
100,000 (c) Arsenal AIC Parent LLC 8 .000 10/01/30 103,893
130,000 (c) Avient Corp 7 .125 08/01/30 131,927
20,000 (c) Avient Corp 6 .250 11/01/31 20,147
200,000 (c) Bond US Bidco 1 Inc/Bidco 2/Bidco 3/German Bidco 1 GmbH/
German Bidco 2
7 .125 06/15/33 201,236
100,000 (c) Clydesdale Acquisition Holdings Inc 8 .750 04/15/30 95,570
25,000 (c) Commercial Metals Co 6 .000 12/15/35 24,568
60,000 (c) Compass Minerals International Inc 8 .000 07/01/30 62,677
15,000 (c) FMC Corp 8 .125 06/01/31 15,510
20,000 (c) Mineral Resources Ltd 6 .250 05/01/34 19,493
25,000 (c) Mineral Resources Ltd 6 .000 05/01/32 24,541
10,000 (c) Mineral Resources Ltd 7 .000 04/01/31 10,291
82,000 (c) Mineral Resources Ltd 9 .250 10/01/28 84,340
45,000 (c) Olin Corp 6 .625 04/01/33 44,037

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS (continued)
$ 45,000 (c) Owens-Brockway Glass Container Inc 9 .500% 06/01/33 $ 44,272
85,000 (c) Qnity Electronics Inc 5 .750 08/15/32 84,395
25,000 (c) Qnity Electronics Inc 6 .250 08/15/33 25,116
15,000 (c) Solstice Advanced Materials Inc 5 .625 09/30/33 14,668
50,000 (c) Sword Purchaser LLC 8 .250 04/15/33 51,142
60,000 (c) WR Grace Holdings LLC 6 .625 08/15/32 57,121
15,000 (c) WR Grace Holdings LLC 7 .000 08/01/33 14,368
TOTAL MATERIALS 1,330,660
MEDIA & ENTERTAINMENT - 8.4%
185,000 (c) CCO Holdings LLC / CCO Holdings Capital Corp 4 .250 02/01/31 163,749
20,000 (c) CCO Holdings LLC / CCO Holdings Capital Corp 7 .000 02/01/33 19,167
125,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
4 .400 12/01/61 74,826
55,000 (c) Directv Financing LLC 8 .875 02/01/30 55,997
35,000 (c) Directv Financing LLC / Directv Financing Co-Obligor Inc 10 .000 02/15/31 36,573
175,000 (c) Directv Financing LLC / Directv Financing Co-Obligor Inc 9 .250 06/01/32 179,075
50,000 Discovery Global Holdings Inc 4 .279 03/15/32 44,428
75,000 Discovery Global Holdings Inc 5 .050 03/15/42 52,125
50,000 Discovery Global Holdings Inc 5 .141 03/15/52 31,779
65,000 (c) Gray Media Inc 4 .750 10/15/30 50,232
60,000 (c) Gray Media Inc 7 .250 08/15/33 59,344
75,000 (c) McGraw-Hill Education Inc 7 .375 09/01/31 75,948
40,000 (c) Neptune Bidco US Inc 10 .375 05/15/31 41,878
30,000 (c) Neptune Bidco US Inc 9 .500 02/15/33 30,560
55,000 (c) Nexstar Media Inc 7 .250 04/15/34 55,123
80,000 (c) Nexstar Media Inc 6 .500 09/15/33 79,590
40,000 (c) OAK-Eagle Acquireco Inc 7 .250 07/01/33 41,447
35,000 (c) OAK-Eagle Acquireco Inc 8 .750 07/01/34 36,872
50,000 Paramount Global 4 .950 01/15/31 45,820
55,000 (c) Scripps Escrow II Inc 3 .875 01/15/29 50,261
200,000 (c) Sunrise FinCo I BV 4 .875 07/15/31 187,508
40,000 (c) Univision Communications Inc 8 .875 04/15/33 38,729
45,000 (c) Univision Communications Inc 4 .500 05/01/29 42,613
70,000 (c) Univision Communications Inc 8 .500 07/31/31 69,845
80,000 (c) Ziff Davis Inc 4 .625 10/15/30 74,805
TOTAL MEDIA & ENTERTAINMENT 1,638,294
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.7%
90,000 (c) 1261229 BC Ltd 10 .000 04/15/32 92,002
125,000 (c) Bausch Health Cos Inc 4 .875 06/01/28 116,253
30,000 (c) BioMarin Pharmaceutical Inc 5 .500 01/31/34 29,267
20,000 (c) Emergent BioSolutions Inc 3 .875 08/15/28 18,351
25,000 (c) GENMAB A/S/GENMAB FINANCE LLC 7 .250 12/15/33 25,778
35,000 (c) Organon & Co / Organon Foreign Debt Co-Issuer BV 7 .875 05/15/34 37,338
200,000 (c) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125 04/30/31 197,952
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 516,941
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
110,000 (c) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7 .000 04/15/30 110,833
11,000 (c) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 11,000
35,000 (c) Kennedy-Wilson Inc 7 .000 06/01/31 35,641
15,000 (c) Kennedy-Wilson Inc 7 .250 06/01/33 15,185
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 172,659
SOFTWARE & SERVICES - 2.5%
112,000 (c) Ahead DB Holdings LLC 6 .625 05/01/28 112,021
20,000 (c) CoreWeave Inc 9 .250 06/01/30 18,691
65,000 (c) CoreWeave Inc 9 .750 10/01/31 58,979
80,000 (c) Everforth Inc 4 .625 05/15/28 76,365
75,000 (c) Open Text Corp 3 .875 12/01/29 68,981
100,000 (c) Rackspace Finance LLC 3 .500 05/15/28 88,000
71,000 (c) Rocket Software Inc 9 .000 11/28/28 70,275
TOTAL SOFTWARE & SERVICES 493,312

Portfolio of Investments July 31, 2026
(continued)
High Yield

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
$ 100,000 (c) Ingram Micro Inc 4 .750% 05/15/29 $ 97,306
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 97,306
TELECOMMUNICATION SERVICES - 8.2%
152,439 (c) Altice France Lux 3 / Altice Holdings 1 9 .500 11/01/29 154,581
35,000 (c) APLD ComputeCo 2 LLC 6 .750 03/15/31 34,213
20,000 (c) APLD ComputeCo LLC 9 .250 12/15/30 21,255
30,000 (c) APLD ComputeCo LLC 7 .000 06/15/31 29,258
40,000 (c) Black Pearl Compute LLC 6 .125 02/15/31 39,933
100,000 (c) Cipher Compute LLC 7 .125 11/15/30 102,001
35,000 (c) Digicel International Finance Ltd / Difl US LLC 8 .625 08/01/32 36,142
55,000 (c) Edged Compute LLC 7 .500 04/30/31 52,134
100,000 (c) Galaxy Helios Data Centers II LLC 9 .875 08/01/31 100,272
200,000 (c) Iliad Holding SAS 8 .500 04/15/31 210,380
40,000 (c) Level 3 Financing Inc 7 .500 02/15/37 39,728
135,000 (c) Level 3 Financing Inc 8 .500 01/15/36 140,452
40,000 (c) Level 3 Financing Inc 7 .000 03/31/34 40,689
40,000 (c) Level 3 Financing Inc 6 .875 06/30/33 40,478
20,000 (c) Meridian Arc Holdco LLC 6 .250 04/30/31 19,217
20,000 (c) PR RNO Property Owner 1 LLC 6 .500 05/01/31 18,832
190,000 (c) Sable International Finance Ltd 7 .125 10/15/32 187,661
40,000 (c) SV RNO Property Owner 1 LLC 5 .875 03/01/31 37,144
40,000 (c) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
8 .625 06/15/32 40,850
50,000 (c) Uniti Services LLC 7 .500 10/15/33 51,094
90,000 (c) Windstream Services LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 93,693
72,032 (c) Zayo Group Holdings Inc, (cash 5.750%, PIK 0.500%) 9 .250 03/09/30 71,942
18,661 (c) Zayo Group Holdings Inc, (cash 7.125%, PIK 1.875%) 13 .750 09/09/30 18,288
TOTAL TELECOMMUNICATION SERVICES 1,580,237
TRANSPORTATION - 1.8%
100,000 (c) Alaska Airlines Inc 6 .500 06/01/31 99,354
25,000 (c) Carrix Inc 6 .125 08/01/33 24,885
50,000 (c),(d) Clue Opco LLC 9 .500 10/15/31 48,563
25,000 (c) GB AIT Buyer Inc 8 .750 04/30/34 24,812
60,000 (c) Stonepeak Nile Parent LLC 7 .250 03/15/32 61,845
25,000 United Airlines Holdings Inc 5 .375 03/01/31 24,672
55,000 (c) XPO Inc 7 .125 06/01/31 56,460
TOTAL TRANSPORTATION 340,591
UTILITIES - 4.6%
25,000 (c) Clearway Energy Operating LLC 5 .750 01/15/34 24,106
150,000 (c) ContourGlobal Power Holdings SA 6 .750 02/28/30 152,338
115,000 (c) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 112,209
50,000 (c) Ferrellgas LP / Ferrellgas Finance Corp 9 .250 01/15/31 52,589
20,000 (c) Long Ridge Energy LLC 8 .750 02/15/32 20,705
75,000 (c) NRG Energy Inc 6 .000 02/01/33 74,775
60,000 (c),(d) NRG Energy Inc 6 .250 11/01/34 59,842
50,000 (c) NRG Energy Inc 5 .750 01/15/34 48,695
45,000 (c) Talen Energy Supply LLC 6 .250 02/01/34 44,136
20,000 (c) Talen Energy Supply LLC 6 .500 02/01/36 19,751
50,000 (c) Talen Energy Supply LLC 6 .375 05/01/33 49,240
130,000 (c) TerraForm Power Operating LLC 5 .000 01/31/28 128,620
40,000 (c) VoltaGrid LLC 7 .375 11/01/30 40,199
20,000 (c),(d) XPLR Infrastructure Operating Partners LP 8 .375 01/15/31 21,257
40,000 (c) XPLR Infrastructure Operating Partners LP 8 .625 03/15/33 42,735
TOTAL UTILITIES 891,197
TOTAL CORPORATE BONDS
(Cost $18,716,201) 18,692,341

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
173,315 EXCHANGE-TRADED FUNDS - 0.9% 173,315
8,500 Invesco Senior Loan ETF $ 173,315
TOTAL EXCHANGE-TRADED FUNDS
(Cost $179,118) 173,315
TOTAL LONG-TERM INVESTMENTS
(Cost $18,910,758) 18,882,967
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.8%
550,453 (h) State Street Navigator Securities Lending Government Money
Market Portfolio
3.680%(i) 550,453
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $550,453) 550,453
TOTAL INVESTMENTS - 100.2%
(Cost $19,461,211) 19,433,420
OTHER ASSETS & LIABILITIES, NET -  (0.2)% (36,217)
NET ASSETS - 100% $ 19,397,203
ETF Exchange-Traded Fund
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $17,388,278 or 89.5% of Total Investments.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $526,814.
(e) When-issued or delayed delivery security.
(f) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
0.7% of Total Investments.
(g) Perpetual security. Maturity date is not applicable.
(h) Investments made with cash collateral received from securities on loan.
(i) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments July 31, 2026
Preferred Securities and Income
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.2%
17001254 CORPORATE BONDS - 95.2% (a) 17001254
AUTOMOBILES & COMPONENTS - 1.1%
$ 200,000 (b),(c) General Motors Financial Co Inc 5 .750 % N/A $ 198,416
TOTAL AUTOMOBILES & COMPONENTS 198,416
BANKS - 46.3%
200,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 9 .375 N/A 216,363
200,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 7 .750 N/A 209,138
200,000 (b),(d) Banco Santander SA 8 .000 N/A 213,031
200,000 (b),(d) Banco Santander SA 9 .625 N/A 232,783
500,000 (b),(c) Bank of America Corp 6 .625 N/A 510,397
200,000 (c) Bank of Montreal 7 .300 11/26/84 206,957
200,000 (c) Bank of Nova Scotia/The 6 .875 10/27/85 198,585
315,000 (b),(d) Barclays PLC 9 .625 N/A 347,030
200,000 (b),(d),(e) Barclays PLC 7 .625 N/A 206,724
300,000 (b),(d),(e),(f) BNP Paribas SA 7 .450 N/A 304,056
275,000 (b),(d),(e),(f) BNP Paribas SA 8 .000 N/A 291,757
235,000 (b),(d),(f) BNP Paribas SA 9 .250 N/A 245,066
200,000 (c) Canadian Imperial Bank of Commerce 6 .950 01/28/85 201,480
300,000 (b),(c) Citigroup Inc 7 .625 N/A 311,338
175,000 (b),(c) Citigroup Inc 7 .125 N/A 177,980
57,000 (b),(c) Citigroup Inc 6 .625 N/A 57,259
180,000 (b),(c) Citigroup Inc 6 .875 N/A 181,739
75,000 (b),(c),(g) Citizens Financial Group Inc (TSFR3M + 3.419%) 7 .169 N/A 74,690
200,000 (b),(d),(f) Credit Agricole SA 7 .125 N/A 203,118
100,000 (b),(c),(g) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 7 .898 N/A 100,134
50,000 (b),(c) First Citizens BancShares Inc/NC 7 .000 N/A 50,237
200,000 (b),(d) HSBC Holdings PLC 8 .000 N/A 206,524
200,000 (b),(d) HSBC Holdings PLC 6 .875 N/A 203,325
271,000 (b),(d) HSBC Holdings PLC 6 .950 N/A 277,068
66,000 (b),(c),(e) Huntington Bancshares Inc/OH 6 .250 N/A 65,772
400,000 (b),(d) ING Groep NV, Reg S 7 .500 N/A 410,669
345,000 (b),(c) JPMorgan Chase & Co 6 .500 N/A 350,293
200,000 (b),(d) Lloyds Banking Group PLC 8 .000 N/A 211,006
200,000 (b),(d) NatWest Group PLC 8 .125 N/A 217,641
200,000 (b),(d) NatWest Group PLC 7 .300 N/A 204,606
200,000 (b),(d),(f) Nordea Bank Abp 6 .750 N/A 199,387
225,000 (b),(c) PNC Financial Services Group Inc/The 6 .250 N/A 227,348
200,000 (c) Royal Bank of Canada 6 .750 08/24/85 202,712
220,000 (b),(d),(f) Societe Generale SA 9 .375 N/A 229,263
150,000 (b),(d),(f) Societe Generale SA 10 .000 N/A 162,740
200,000 (b),(d),(f) Standard Chartered PLC 7 .750 N/A 204,919
200,000 (c) Toronto-Dominion Bank/The 6 .350 10/31/85 199,953
60,000 (b),(c) Truist Financial Corp 5 .100 N/A 59,479
100,000 (b),(c) Wells Fargo & Co 6 .125 N/A 99,932
TOTAL BANKS 8,272,499
CAPITAL GOODS - 0.7%
119,000 (b),(c) Sumisho Air Lease Corp 6 .000 N/A 115,082
TOTAL CAPITAL GOODS 115,082
ENERGY - 7.0%
161,000 (c) Enbridge Inc 7 .625 01/15/83 173,379
190,000 (c) Enbridge Inc 8 .500 01/15/84 214,706
24,000 (b),(c) Energy Transfer LP 6 .625 N/A 24,081
101,000 (b),(c) Energy Transfer LP 7 .125 N/A 103,662
75,000 (c) Energy Transfer LP 8 .000 05/15/54 78,709
125,000 (c) Energy Transfer LP 6 .750 02/15/56 125,388
109,000 (c) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 115,022
145,000 (b),(c),(f) Sunoco LP 7 .875 N/A 148,625
180,000 (c) Transcanada Trust 5 .600 03/07/82 176,297
93,000 (b),(c),(f) Venture Global LNG Inc 9 .000 N/A 92,626
TOTAL ENERGY 1,252,495

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 15.5%
$ 137,000 (c) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950% 03/10/55 $ 140,157
94,000 (b),(c) Ally Financial Inc 7 .100 N/A 94,534
71,000 (b),(c) Charles Schwab Corp/The 6 .100 N/A 70,035
250,000 (b),(c),(f) Compeer Financial ACA 7 .875 N/A 253,750
60,000 (b),(c) Corebridge Financial Inc 6 .875 N/A 61,350
400,000 (h) Credit Suisse Group AG 7 .500 06/11/72 136,000
310,000 (h) Credit Suisse Group AG 7 .500 01/17/72 105,400
200,000 (b),(d) Deutsche Bank AG, Reg S 8 .130 N/A 210,650
125,000 (b),(c) Goldman Sachs Group Inc/The 7 .500 N/A 129,566
125,000 (b),(c) Goldman Sachs Group Inc/The 7 .500 N/A 129,295
333,000 (b),(c) Goldman Sachs Group Inc/The 6 .125 N/A 328,368
200,000 (b),(d) Nomura Holdings Inc 7 .000 N/A 203,013
85,000 (b),(c) State Street Corp 6 .700 N/A 86,894
200,000 (b),(d),(f) UBS Group AG 9 .250 N/A 228,658
400,000 (b),(d),(f) UBS Group AG 9 .250 N/A 428,335
150,000 (b),(c) Voya Financial Inc 7 .758 N/A 154,874
TOTAL FINANCIAL SERVICES 2,760,879
HEALTH CARE EQUIPMENT & SERVICES - 0.9%
52,000 (c) CVS Health Corp 6 .750 12/10/54 53,577
100,000 (c) CVS Health Corp 7 .000 03/10/55 102,965
TOTAL HEALTH CARE EQUIPMENT & SERVICES 156,542
INSURANCE - 11.4%
67,000 (c) American National Group Inc 7 .000 12/01/55 64,456
300,000 (c) Assurant Inc 7 .000 03/27/48 303,494
197,000 (c) Corebridge Financial Inc 6 .375 09/15/54 193,312
170,000 (c),(f) Enstar Group Ltd 7 .500 04/01/45 177,101
133,000 (c),(f) Enstar Group Ltd 6 .693 07/15/37 129,879
76,000 (c) Lincoln National Corp 6 .800 07/15/56 75,123
325,000 (c),(f) MetLife Inc 9 .250 04/08/38 375,046
66,000 (c) MetLife Inc 6 .350 03/15/55 66,951
130,000 (c) Prudential Financial Inc 6 .500 03/15/54 132,999
340,000 (b),(c),(e),(f) SBL Holdings Inc 6 .500 N/A 307,693
200,000 (b),(d) Standard Life PLC, Reg S 8 .500 N/A 211,624
TOTAL INSURANCE 2,037,678
MEDIA & ENTERTAINMENT - 1.7%
293,000 (b),(c),(f) Farm Credit Bank of Texas 7 .750 N/A 302,887
TOTAL MEDIA & ENTERTAINMENT 302,887
TELECOMMUNICATION SERVICES - 2.9%
158,000 (c) Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 159,257
110,000 (c) Rogers Communications Inc 7 .125 04/15/55 111,018
47,000 (c) TELUS Corp 7 .000 10/15/55 47,376
200,000 (c) Vodafone Group PLC 7 .000 04/04/79 205,400
TOTAL TELECOMMUNICATION SERVICES 523,051
UTILITIES - 7.7%
85,000 (c) AES Corp/The 7 .600 01/15/55 86,416
75,000 (c) AES Corp/The 6 .950 07/15/55 73,654
50,000 (c) CMS Energy Corp 6 .500 06/01/55 50,587
52,000 (c) Dominion Energy Inc 7 .000 06/01/54 54,254
49,000 (c) Duke Energy Corp 6 .450 09/01/54 50,184
10,000 (c) Emera US Finance LLC 6 .850 10/01/56 10,076
115,000 (c) Entergy Corp 7 .125 12/01/54 117,880
147,000 (c) EUSHI Finance Inc 7 .625 12/15/54 152,179
172,000 (c) NextEra Energy Capital Holdings Inc 6 .750 06/15/54 176,573
64,000 (c) PG&E Corp 7 .375 03/15/55 64,987
163,000 (c) Sempra 6 .550 04/01/55 163,027
55,000 (c) Sempra 6 .375 04/01/56 55,171
325,000 (b),(c),(f) Vistra Corp 7 .000 N/A 326,737
TOTAL UTILITIES 1,381,725
TOTAL CORPORATE BONDS
(Cost $16,952,361) 17,001,254

Portfolio of Investments July 31, 2026
(continued)
Preferred Securities and Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
537,679 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.0% 537,679
$ 540,000 (b) CoBank ACB 6 .450 % N/A $ 537,679
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $529,416) 537,679
TOTAL LONG-TERM INVESTMENTS
(Cost $17,481,777) 17,538,933
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 6.8%
1,207,287 (i) State Street Navigator Securities Lending Government Money
Market Portfolio
3.680 (j) 1,207,287
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,207,287) 1,207,287
TOTAL INVESTMENTS - 105.0%
(Cost $18,689,064) 18,746,220
OTHER ASSETS & LIABILITIES, NET -  (5.0)% (889,373)
NET ASSETS - 100% $ 17,856,847
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(b) Perpetual security. Maturity date is not applicable.
(c) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
55.9% of Total Investments.
(d) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 33.5% of Total Investments.
(e) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $1,167,120.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $4,611,643 or 24.6% of Total Investments.
(g) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.
(i) Investments made with cash collateral received from securities on loan.
(j) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments July 31, 2026
Securitized Credit
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.5%
8477840 ASSET-BACKED SECURITIES - 14.8% 8477840
AUTOMOBILE ABS - 1.4%
$ 100,000 (a) Avis Budget Rental Car Funding AESOP LLC, Series 2024 1A 5 .850% 06/20/30 $ 101,390
350,000 Carvana Auto Receivables Trust 2024-P4, Series 2024 P4 5 .000 02/10/31 350,603
250,000 (a) Hertz Vehicle Financing III LLC, Series 2025 6A 5 .140 05/25/32 241,976
83,333 (a) Hertz Vehicle Financing III LP, Series 2021 2A 2 .120 12/27/27 82,814
TOTAL AUTOMOBILE ABS 776,783
COMMERCIAL MBS - 0.6%
97,209 (a) Cars Net Lease Mortgage Notes, Series 2020 1A 3 .100 12/15/50 90,041
250,000 (a) Lmrk Issuer Co 2 LLC, Series 2025 1A 5 .520 09/15/55 246,829
TOTAL COMMERCIAL MBS 336,870
OTHER ABS - 12.5%
57,880 (a) Alterna Funding III LLC, Series 2024 1A 6 .260 05/16/39 57,928
63,101 (a) Alterna Funding III LLC, Series 2024 1A 7 .136 05/16/39 63,022
326,667 (a) CARS-DB7 LP, Series 2023 1A 5 .750 09/15/53 327,145
250,000 (a) Centersquare Issuer LLC, Series 2025 3A 5 .000 08/25/55 237,981
300,000 (a) Consolidated Communications LLC/Fidium Fiber Finance
Holdco LLC, Series 2025 4A
5 .522 12/20/55 299,774
250,000 (a) Domino's Pizza Master Issuer LLC, Series 2025 1A 5 .217 07/25/55 245,787
250,000 (a),(b) Elmwood CLO 14 Ltd, Series 2022 1A, (TSFR3M + 1.700%) 5 .429 10/20/38 250,904
248,755 (a) GBX Leasing 2022-1 LLC, Series 2026 1A 5 .130 02/20/56 240,667
45,023 (a) Hilton Grand Vacations Trust 2024-2, Series 2024 2A 5 .500 03/25/38 45,448
279,756 (a) Horizon Aircraft Finance IV Ltd, Series 2024 1 5 .375 09/15/49 274,978
100,000 (a) Hotwire Funding LLC, Series 2024 1A 5 .893 06/20/54 100,818
249,375 (a) Jersey Mike's Funding LLC, Series 2026 1A 4 .952 02/15/56 243,877
200,000 (a) Kinetic ABS Issuer LLC, Series 2026 1A 5 .219 02/25/56 195,934
250,000 (a) Lmdv Issuer Co LLC, Series 2025 1A 5 .310 12/15/55 248,285
184,960 (a) Lyra Music Assets Delaware LP, Series 2024 2A 5 .760 12/22/64 185,803
250,000 (a) MetroNet Infrastructure Issuer LLC, Series 2025 2A 5 .400 08/20/55 249,616
84,277 (a) MVW 2020-1 LLC, Series 2020 1A 1 .740 10/20/37 84,165
500,000 (a),(b) OHA Credit Funding 3 LTD, Series 2019 3A, (TSFR3M +
1.600%)
5 .275 01/20/38 501,238
250,000 (a),(b) OHA Credit Funding 3 LTD, Series 2019 3A 5 .564 01/20/38 249,413
250,000 (a) Onemain Financial Issuance Trust 2025-1, Series 2025 1A 5 .200 07/14/38 248,140
249,375 (a) Planet Fitness Master Issuer LLC, Series 2025 1A 5 .274 12/06/55 244,481
250,000 (a) RCKT Trust 2025-PL1, Series 2025 1A 5 .420 07/25/34 247,705
250,000 (a) Regional Management Issuance Trust 2024-2, Series 2024 2 5 .490 12/15/33 250,552
250,000 (a) Summit Issuer LLC, Series 2025 1A 5 .208 11/20/55 245,968
250,000 (a) Taco Bell Funding LLC, Series 2025 1A 4 .821 08/25/55 244,913
500,000 (a),(b),(c) TRESTLES CLO 2017-1 Ltd, Series 2017 1AR, (TSFR3M +
1.550%)
0 .000 07/25/39 500,267
243,976 (a) Trinity Rail Leasing 2025 LLC, Series 2025 1A 5 .090 10/19/55 239,620
350,000 (a) VB-S1 Issuer LLC - VBTEL, Series 2024 1A 5 .590 05/15/54 351,672
242,961 (a) Willis Engine Structured Trust IX, Series 2025 B 5 .159 12/15/50 239,401
250,000 (a) Zayo Issuer LLC, Series 2025 1A 5 .648 03/20/55 249,810
TOTAL OTHER ABS 7,165,312
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
200,000 (a) HI-FI Music IP Issuer LP, Series 2022 1A 3 .939 02/01/62 198,875
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 198,875
TOTAL ASSET-BACKED SECURITIES
(Cost $8,517,893) 8,477,840
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
252,122 CORPORATE BONDS - 0.4% 252,122
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
250,000 (a) SBA Tower Trust 6 .599 01/15/28 252,122
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 252,122
TOTAL CORPORATE BONDS
(Cost $250,616) 252,122

Portfolio of Investments July 31, 2026
(continued)
Securitized Credit

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
48368572 MORTGAGE-BACKED SECURITIES - 84.3% 48368572
AGENCY COLLAT CMO - 0.5%
$ 81,446 Fannie Mae REMICS, Series 2022 18 3 .500% 04/25/52 $ 61,418
28,138 Freddie Mac REMICS, Series 2020 5017 2 .000 09/25/50 18,854
42,453 Freddie Mac REMICS, Series 2018 4776 4 .000 03/15/48 39,411
35,346 Freddie Mac REMICS, Series 2018 4783 4 .000 04/15/48 32,802
103,040 Freddie Mac REMICS, Series 2025 5604 4 .500 12/25/55 85,499
109,132 Government National Mortgage Association, Series 2023 111 3 .000 02/20/52 72,525
TOTAL AGENCY COLLAT CMO 310,509
COMMERCIAL MBS - 24.0%
100,000 (b) BANK 2019-BNK20, Series 2019 BN20 3 .243 09/15/62 88,991
350,000 BANK 2019-BNK22, Series 2019 BN22 3 .210 11/15/62 323,189
375,000 (b) BANK 2019-BNK24, Series 2019 BN24 3 .283 11/15/62 345,012
295,000 (b) BANK 2021-BNK31, Series 2021 BN31 2 .211 02/15/54 254,529
200,000 BANK 2022-BNK39, Series 2022 BNK39 3 .181 02/15/55 178,528
200,000 (b) BANK 2023-BNK46, Series 2023 BNK46 6 .385 08/15/56 206,703
200,000 (b) BANK 2024-BNK48, Series 2024 BNK48 5 .355 10/15/57 195,259
30,000 (b) BBCMS Mortgage Trust 2023-C20, Series 2023 C20 5 .973 07/15/56 30,638
200,000 BBCMS Mortgage Trust 2024-C24, Series 2024 C24 5 .867 02/15/57 202,689
200,000 (a) BBCMS Trust 2015-SRCH, Series 2015 SRCH 4 .197 08/10/35 197,189
500,000 Benchmark 2019-B11 Mortgage Trust, Series 2019 B11 3 .784 05/15/52 456,782
350,000 Benchmark 2019-B12 Mortgage Trust, Series B12 3 .419 08/15/52 325,011
300,000 Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 3 .352 12/15/62 271,755
199,000 (b) Benchmark 2019-B15 Mortgage Trust, Series 2019 B15 3 .712 12/15/72 160,756
105,000 (a),(b) Benchmark 2020-IG3 Mortgage Trust, Series 2020 IG3 3 .092 09/15/48 86,708
100,000 Benchmark 2021-B28 Mortgage Trust, Series 2021 B28 2 .429 08/15/54 85,724
250,000 (b) Benchmark 2022-B35 Mortgage Trust, Series 2022 B35 4 .590 05/15/55 237,609
155,000 (b) Benchmark 2024-V10 Mortgage Trust, Series 2024 V10 5 .725 09/15/57 155,755
200,000 (b) BMO 2022-C3 MORTGAGE TRUST, Series 2022 C3 5 .502 09/15/54 198,913
250,000 BMO 2023-C5 Mortgage Trust, Series 2023 C5 5 .765 06/15/56 254,505
200,000 (b) BMO 2023-C5 Mortgage Trust, Series 2023 C5 6 .162 06/15/56 204,427
250,000 (b) BMO 2025-C12 Mortgage Trust, Series 2025 C12 6 .195 06/15/58 259,459
175,000 BMO Mortgage Trust, Series 2026 C14 5 .522 02/15/59 172,180
200,000 (a),(b) BX Trust 2026-RISE, Series 2026 RISE, (TSFR1M + 1.450%) 5 .120 04/15/41 200,606
569,943 (a) CAMB Commercial Mortgage Trust 2021-CX2, Series 2021
CX2
2 .700 11/10/46 467,500
200,000 (b) Citigroup Commercial Mortgage Trust 2016-C3, Series 2016
C3
3 .366 11/15/49 194,218
45,000 (b) CSAIL 2017-CX10 Commercial Mortgage Trust, Series 2017
CX10
3 .458 11/15/50 43,892
200,000 CSAIL 2019-C17 Commercial Mortgage Trust, Series 2019 C17 3 .278 09/15/52 182,134
200,000 CSAIL 2020-C19 Commercial Mortgage Trust, Series 2020 C19 2 .971 03/15/53 174,737
250,000 DBJPM 20-C9 Mortgage Trust, Series 2020 C9 1 .926 08/15/53 222,398
300,000 (a) DOLP Trust 2021-NYC, Series 2021 NYC 2 .956 05/10/41 265,702
200,000 (a),(b) DTP Commercial Mortgage Trust 2023-STE2, Series 2023 STE2 6 .038 01/15/41 199,911
285,000 (a),(b) ELP Commercial Mortgage Trust, Series 2025 ELP 4 .604 11/13/42 279,152
494,760 (a) EQT Trust 2024-EXTR, Series 2024 EXTR 5 .331 07/05/41 497,129
600,000 (a) Grace Trust 2020-GRCE, Series 2020 GRCE 2 .347 12/10/40 531,979
575,000 GS Mortgage Securities Trust 2017-GS6, Series 2017 GS6 3 .638 05/10/50 554,147
45,000 GS Mortgage Securities Trust 2019-GSA1, Series 2019 GSA1 3 .340 11/10/52 42,003
750,000 (b) GS Mortgage Securities Trust 2020-GC45, Series 2020 GC45 3 .173 02/13/53 693,834
500,000 (a),(b) Houston Galleria Mall Trust 2025-HGLR, Series 2025 HGLR 5 .462 02/05/45 501,641
125,000 (a),(b) HTL Commercial Mortgage Trust 2024-T53, Series 2024 T53 6 .555 05/10/39 125,621
221,103 (b) JPMBB Commercial Mortgage Securities Trust 2014-C23,
Series 2014 C23
4 .522 09/15/47 219,066
100,000 JPMCC Commercial Mortgage Securities Trust 2019-COR4,
Series 2019 COR4
4 .290 03/10/52 95,352
65,484 JPMDB Commercial Mortgage Securities Trust 2016-C2, Series
2016 C2
3 .144 06/15/49 64,372
390,000 (b) Morgan Stanley Bank of America Merrill Lynch Trust 2025-C35,
Series 2025 C35
5 .970 08/15/58 397,842
100,000 Morgan Stanley Capital I Trust 2019-H7, Series 2019 H7 3 .524 07/15/52 94,263
56,156 (a),(b) Morgan Stanley Capital I Trust 2024-NSTB, Series 2024 NSTB 3 .900 09/24/57 55,089

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL MBS (continued)
$ 155,000 (b) MSWF Commercial Mortgage Trust 2023-2, Series 2023 2 6 .491% 12/15/56 $ 163,307
250,000 (a) Natixis Commercial Mortgage Securities Trust 2019-LVL, Series
2019 LVL
3 .885 08/15/38 241,704
600,000 (a) One Bryant Park Trust 2019-OBP, Series 2019 OBP 2 .516 09/15/54 552,941
200,000 (a),(b) ONNI Commerical Mortgage Trust 2024-APT, Series 2024 APT 5 .567 07/15/39 200,686
250,000 (b) UBS Commercial Mortgage Trust 2018-C11, Series 2018 C11 4 .492 06/15/51 244,084
165,000 (b) Wells Fargo Commercial Mortgage Trust 2017-C38, Series
2017 C38
3 .917 07/15/50 157,389
390,000 Wells Fargo Commercial Mortgage Trust 2018-C46, Series
2018 C46
4 .382 08/15/51 381,525
500,000 Wells Fargo Commercial Mortgage Trust 2021-C59, Series
2021 C59
2 .626 04/15/54 446,577
60,000 Wells Fargo Commercial Mortgage Trust 2021-C61, Series
2021 C61
2 .406 11/15/54 53,700
350,000 Wells Fargo Commercial Mortgage Trust 2021-C61, Series
2021 C61
2 .861 11/15/54 304,642
TOTAL COMMERCIAL MBS 13,741,454
FINANCIAL SERVICES - 4.4%
295,000 (b) COMM 2018-COR3 Mortgage Trust, Series 2018 COR3 4 .515 05/10/51 256,502
793,566 Fannie Mae Pool, FN MA4783 4 .000 10/01/52 726,356
126,826 Fannie Mae Pool, FN MA5039 5 .500 06/01/53 126,255
1,245,226 Fannie Mae Pool, FN MA5106 5 .000 08/01/53 1,208,890
190,179 Fannie Mae Pool, FN MA5389 6 .000 06/01/54 192,639
TOTAL FINANCIAL SERVICES 2,510,642
FNMA COLLATERAL - 0.2%
142,582 Fannie Mae Pool, FN 310210, Series 2022 1 4 .000 05/01/44 133,803
TOTAL FNMA COLLATERAL 133,803
GNMA2 COLLATERAL - 3.9%
49,584 Ginnie Mae II Pool, G2 MA7419, Series 2021 MTGE 3 .000 06/20/51 43,076
280,651 Ginnie Mae II Pool, G2 MA7768, Series 2021 1 3 .000 12/20/51 243,811
280,613 Ginnie Mae II Pool, G2 MA8149 3 .500 07/20/52 251,212
444,796 Ginnie Mae II Pool, G2 MA8200 4 .000 08/20/52 406,778
91,132 Ginnie Mae II Pool, G2 MA8201 4 .500 08/20/52 86,184
312,007 Ginnie Mae II Pool, G2 MA8267, Series 2022 A 4 .000 09/20/52 286,491
52,574 Ginnie Mae II Pool, G2 MA8428 5 .000 11/20/52 51,319
536,183 Ginnie Mae II Pool, G2 MA8488 4 .000 12/20/52 492,663
207,527 Ginnie Mae II Pool, G2 MA8647 5 .000 02/20/53 202,371
212,714 Ginnie Mae II Pool, G2 MA8724 4 .500 03/20/53 201,689
TOTAL GNMA2 COLLATERAL 2,265,594
REAL ESTATE MANAGEMENT & DEVELOPMENT - 10.0%
1,606,607 Fannie Mae Pool, FN MA4579 3 .000 04/01/52 1,377,152
1,182,634 Fannie Mae Pool, FN MA4733 4 .500 09/01/52 1,118,169
145,010 Fannie Mae Pool, FN MA4918 5 .000 02/01/53 140,950
264,101 Fannie Mae Pool, FN MA4919 5 .500 02/01/53 263,340
236,479 Fannie Mae Pool, FN MA5107 5 .500 08/01/53 235,014
2,164,647 Fannie Mae Pool, FN MA5165 5 .500 10/01/53 2,149,308
518,387 Freddie Mac Pool, FR RA6766 2 .500 02/01/52 432,370
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 5,716,303
UMBS COLLATERAL - 29.1%
1,570,617 Fannie Mae Pool, FN MA4626 4 .000 06/01/52 1,440,174
143,974 Fannie Mae Pool, FN MA4917 4 .500 02/01/53 136,410
1,960,640 Fannie Mae Pool, FN MA5353 5 .500 05/01/54 1,944,737
149,830 Fannie Mae Pool, FN MA5497 5 .500 10/01/54 148,403
583,086 Fannie Mae Pool, FN MA4598 2 .500 05/01/52 478,741
93,497 Fannie Mae Pool, FN CB1301 2 .500 08/01/51 77,918
273,217 Fannie Mae Pool, FN MA4624 3 .000 06/01/52 233,858
1,572,525 Fannie Mae Pool, FN MA5331 5 .500 04/01/54 1,561,940
256,303 Fannie Mae Pool, FN CB3599 3 .500 05/01/52 227,732
106,642 Fannie Mae Pool, FN FA0197 4 .000 02/01/54 97,741
193,124 Fannie Mae Pool, FN CB2804 2 .500 02/01/52 161,066
60,773 Fannie Mae Pool, FN FS5179 5 .000 06/01/53 59,088

Portfolio of Investments July 31, 2026
(continued)
Securitized Credit

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UMBS COLLATERAL (continued)
$ 79,969 Fannie Mae Pool, FN FS7299 3 .000% 05/01/52 $ 69,163
586,686 Fannie Mae Pool, FN MA4512 2 .500 01/01/52 482,622
724,128 Fannie Mae Pool, FN MA4548 2 .500 02/01/52 595,674
213,370 Fannie Mae Pool, FN CB3905 3 .500 06/01/52 189,420
373,337 Fannie Mae Pool, FN MA4578 2 .500 04/01/52 306,758
166,453 Fannie Mae Pool, FN MA5295 6 .000 03/01/54 168,422
209,546 Fannie Mae Pool, FN MA5164 5 .000 10/01/53 203,277
269,496 Fannie Mae Pool, FN MA4700, Series 2022 1 4 .000 08/01/52 246,979
350,191 Fannie Mae Pool, FN MA4701, Series 2022 1 4 .500 08/01/52 331,689
533,446 Fannie Mae Pool, FN MA4732 4 .000 09/01/52 488,596
378,106 Fannie Mae Pool, FN MA4737, Series 2022 1 5 .000 08/01/52 367,809
73,337 Fannie Mae Pool, FN MA4761 5 .000 09/01/52 71,415
700,744 Fannie Mae Pool, FN MA4784 4 .500 10/01/52 662,094
274,953 Fannie Mae Pool, FN MA5247 6 .000 01/01/54 278,679
67,451 Fannie Mae Pool, FN MA4804 4 .000 11/01/52 61,687
373,028 Fannie Mae Pool, FN MA4655 4 .000 07/01/52 341,107
108,038 Fannie Mae Pool, FN MA4842, Series 2022 1 5 .500 12/01/52 107,980
872,296 Fannie Mae Pool, FN MA4978 5 .000 04/01/53 849,148
310,471 Fannie Mae Pool, FN MA5009 5 .000 05/01/53 302,232
136,981 Fannie Mae Pool, FN MA5070 4 .500 07/01/53 129,180
256,621 Fannie Mae Pool, FN MA5105 4 .500 08/01/53 242,096
535,385 Fannie Mae Pool, FN MA4805, Series 2022 1 4 .500 11/01/52 505,700
432,399 Fannie Mae Pool, FN FS1535 3 .000 04/01/52 373,479
164,238 Freddie Mac Pool, FR RA9629 5 .500 08/01/53 163,517
33,250 Freddie Mac Pool, FR RA7211, Series 2022 1 4 .000 04/01/52 30,511
922,023 Freddie Mac Pool, FR SD8329 5 .000 06/01/53 895,024
576,207 Freddie Mac Pool, FR SD8245 4 .500 09/01/52 544,827
248,048 Freddie Mac Pool, FR SD8231 4 .500 07/01/52 234,815
551,576 Freddie Mac Pool, FR SD8213, Series 2022 1 3 .000 05/01/52 472,130
336,078 Freddie Mac Pool, FR SD8178 2 .500 11/01/51 276,167
116,769 Freddie Mac Pool, FR SD4999 5 .000 08/01/53 113,385
TOTAL UMBS COLLATERAL 16,673,390
WL COLLAT SUPPORT CMO - 5.7%
68,740 (a),(b) Bayview MSR Opportunity Master Fund Trust 2021-INV4, Series
2021 4
2 .500 10/25/51 55,007
73,721 (a),(b) Flagstar Mortgage Trust 2021-13INV, Series 2021 13IN 3 .000 12/30/51 61,522
69,888 (a),(b) GCAT 2022-INV1 Trust, Series 2022 INV1 3 .000 12/25/51 58,323
212,110 (a),(b) GS Mortgage-Backed Securities Trust 2021-PJ6, Series 2021
PJ6
2 .500 11/25/51 169,619
78,185 (a),(b) GS Mortgage-Backed Securities Trust 2023-PJ1, Series 2023
PJ1
3 .500 02/25/53 67,435
71,554 (a),(b) J.P. Morgan Mortgage Trust 2021-15, Series 2021 15 2 .500 06/25/52 57,275
368,620 (a),(b) J.P. Morgan Mortgage Trust 2022-6, Series 2022 6 3 .000 11/25/52 306,913
198,223 (a),(b) JP Morgan Mortgage Trust 2017-2, Series 2 3 .500 05/25/47 176,598
203,680 (a),(b) JP Morgan Mortgage Trust 2017-5, Series 2017 5 4 .759 10/26/48 205,667
74,000 (a),(b) JP Morgan Mortgage Trust 2018-4, Series 2018 4 3 .500 10/25/48 65,160
215,023 (a),(b) JP MORGAN MORTGAGE TRUST 2018-5, Series 2018 5 3 .500 10/25/48 189,215
344,469 (a),(b) JP Morgan Mortgage Trust 2020-7, Series 2020 7 3 .000 01/25/51 294,560
35,610 (a),(b) JP Morgan Mortgage Trust 2021-10, Series 2021 10 2 .500 12/25/51 28,506
271,550 (a),(b) JP Morgan Mortgage Trust 2021-11, Series 2021 11 2 .500 01/25/52 217,307
131,778 (a),(b) JP Morgan Mortgage Trust 2021-12, Series 2021 12 2 .500 02/25/52 105,248
101,296 (a),(b) JP Morgan Mortgage Trust 2021-7, Series 2021 7 2 .500 11/25/51 81,059
66,562 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2021-5,
Series 2021 5
2 .500 08/25/51 53,349
231,620 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2023-1,
Series 2023 1
4 .000 02/25/53 205,567
241,050 (a),(b) OBX 2022-INV5 Trust, Series 2022 INV5 4 .000 10/25/52 214,087
89,000 (a),(b) OBX 2026-J2 Trust, Series 2026 J2 5 .500 07/25/56 86,998
96,148 (a),(b) PMT Loan Trust 2026-INV4, Series 2026 INV4 6 .000 03/25/57 95,889
68,416 (a),(b) RCKT Mortgage Trust 2021-4, Series 2021 4 2 .500 09/25/51 55,081
83,011 (a),(b) RCKT Mortgage Trust 2022-2, Series 2022 2 2 .500 02/25/52 66,636
237,318 (a),(b) RCKT Mortgage Trust 2022-4, Series 2022 4 4 .000 06/25/52 211,667

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WL COLLAT SUPPORT CMO (continued)
$ 64,779 (a),(b) Sequoia Mortgage Trust 2021-4, Series 2021 4 2 .500% 06/25/51 $ 51,839
91,475 (a),(b) Sequoia Mortgage Trust 2026-1, Series 2026 1 5 .500 02/25/56 89,611
TOTAL WL COLLAT SUPPORT CMO 3,270,138
WL COLLATERAL CMO - 6.5%
100,000 (a),(b) Aspire Mortgage Trust 2026-3, Series 2026 3 5 .886 05/25/66 99,425
33,271 (a),(b) Chase Home Lending Mortgage Trust, Series 2026 2 5 .500 12/25/56 32,654
287,598 (a),(b) Connecticut Avenue Securities Trust 2022-R05, Series 2022
R05, (SOFR30A + 3.000%)
6 .616 04/25/42 291,184
300,000 (a),(b) Connecticut Avenue Securities Trust 2022-R07, Series 2022
R07, (SOFR30A + 4.650%)
8 .266 06/25/42 309,470
100,000 (a),(b) Connecticut Avenue Securities Trust 2022-R09, Series 2022
R09, (SOFR30A + 4.750%)
8 .366 09/25/42 104,046
315,000 (a),(b) Connecticut Avenue Securities Trust 2023-R01, Series 2023
R01, (SOFR30A + 3.750%)
7 .366 12/25/42 326,681
300,000 (a),(b) Connecticut Avenue Securities Trust 2023-R08, Series 2023
R08, (SOFR30A + 2.500%)
6 .116 10/25/43 305,741
90,029 (a),(b) Flagstar Mortgage Trust 2021-10INV, Series 2021 10IN 3 .494 10/25/51 73,541
88,973 (a),(b) Flagstar Mortgage Trust 2021-5INV, Series 2021 5INV 3 .333 07/25/51 72,439
270,998 (a),(b) Flagstar Mortgage Trust 2021-8INV, Series 2021 8INV 3 .504 09/25/51 225,104
54,045 (a),(b) GS Mortgage-Backed Securities Corp Trust 2020-PJ6, Series
2020 PJ6
2 .500 05/25/51 43,317
30,000 (a),(b) J.P. Morgan Mortgage Trust 2026-NQM4, Series 2026 NQM4 6 .439 12/01/66 30,146
49,521 (a),(b) JP Morgan Mortgage Trust, Series 2024 6 6 .881 12/25/54 51,414
227,656 (a),(b) JP Morgan Mortgage Trust 2020-1, Series 2020 1 3 .814 06/25/50 202,132
21,587 (a),(b) JP Morgan Mortgage Trust 2021-4, Series 2021 4 2 .886 08/25/51 17,571
88,025 (a),(b) JP Morgan Mortgage Trust 2021-INV4, Series 2021 INV4 3 .203 01/25/52 70,765
88,124 (a),(b) JP Morgan Mortgage Trust 2021-INV6, Series 2021 INV6 3 .345 04/25/52 71,565
69,349 (a),(b) JP Morgan Mortgage Trust 2022-LTV1, Series 2022 LTV1 3 .250 07/25/52 60,886
72,337 (a),(b) Oceanview Mortgage Trust 2022-1, Series 2022 1 4 .500 11/25/52 67,080
195,969 (a),(b) Sequoia Mortgage Trust 2020-1, Series 2020 1 3 .854 02/25/50 150,053
93,262 (a),(b) Sequoia Mortgage Trust 2025-S2, Series 2025 S2 4 .000 11/25/55 83,936
525,000 (a),(b) Verus Securitization Trust 2025-12, Series 2025 12 5 .760 12/25/70 519,156
100,000 (a),(b) Verus Securitization Trust 2026-1, Series 2026 1 5 .670 01/25/71 98,459
400,000 (a),(b) Verus Securitization Trust 2026-6, Series 2026 6 5 .993 07/27/71 398,499
49,406 (a),(b) Wells Fargo Mortgage Backed Securities 2020-4 Trust, Series
2020 4
3 .000 07/25/50 41,475
TOTAL WL COLLATERAL CMO 3,746,739
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $48,667,723) 48,368,572
TOTAL LONG-TERM INVESTMENTS
(Cost $57,436,232) 57,098,534
OTHER ASSETS & LIABILITIES, NET -  0.5% 266,630
NET ASSETS - 100% $ 57,365,164
ABS Asset-Backed Security
CMO Collateralized Mortgage Obligation
MBS Mortgage-Backed Security
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
WL Whole Loan
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $19,799,794 or 34.7% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) When-issued or delayed delivery security.

Portfolio of Investments July 31, 2026
Ultra Short Municipal
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  99.6%
9955000 MUNICIPAL BONDS - 99.6% 9955000
ARIZONA - 1.0%
$ 100,000 (a) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Varibale Rate Demand Obligations,
Series 2015C
3 .050% 01/01/46 $ 100,000
TOTAL ARIZONA 100,000
CALIFORNIA - 9.2%
335,000 (a) Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Series 2023B
2 .850 04/01/55 335,000
270,000 (a) Eastern Municipal Water District, California, Water and
Wastewater Revenue Bonds, Refunding Series 2018A
2 .650 07/01/46 270,000
315,000 (a) Irvine Ranch Water District, California, Certificates of
Participation, Series 2009S
2 .800 10/01/41 315,000
TOTAL CALIFORNIA 920,000
COLORADO - 5.5%
295,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Children's Hospital Colorado Project, Refunding Series 2020A
2 .500 12/01/52 295,000
260,000 (a) Colorado Health Facilities Authority, Revenue Bonds,
Boulder Community Hospital Project, Variable Rate Demand
Obligations Series 2000
2 .250 10/01/30 260,000
TOTAL COLORADO 555,000
CONNECTICUT - 6.7%
335,000 (a) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Series 2013A
2 .850 07/01/42 335,000
335,000 (a) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2016A-3
2 .150 11/15/45 335,000
TOTAL CONNECTICUT 670,000
DISTRICT OF COLUMBIA - 6.3%
300,000 (a) District of Columbia, Multimodal Revenue Bonds, Carnegie
Endowment for International Peace, Series 2010
2 .230 11/01/45 300,000
335,000 (a) Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Series 2010D
2 .160 10/01/40 335,000
TOTAL DISTRICT OF COLUMBIA 635,000
FLORIDA - 3.0%
300,000 (a) JEA, Florida, Water and Sewerage System Revenue Bonds,
Variable Rate Demand Obligations Series 2008A-1 & 2008A-2
2 .160 10/01/42 300,000
TOTAL FLORIDA 300,000
INDIANA - 3.3%
335,000 (a) Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Series 2017C-3
2 .950 07/01/47 335,000
TOTAL INDIANA 335,000
LOUISIANA - 3.4%
335,000 (a) Louisiana State, Gasoline and Fuels Tax Second Lien Revenue
Bonds, Refunding Series 2023A-2
2 .950 05/01/43 335,000
TOTAL LOUISIANA 335,000
MARYLAND - 2.0%
200,000 (a) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins Health System, Series 2024B
2 .950 06/01/46 200,000
TOTAL MARYLAND 200,000
MASSACHUSETTS - 2.8%
280,000 (a) Massachusetts Water Resources Authority, General Revenue
Bonds, Refunding Multi-Modal Subordinated Series 2025D
2 .250 08/01/31 280,000
TOTAL MASSACHUSETTS 280,000
MICHIGAN - 2.5%
250,000 (a) Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2022B
2 .070 04/01/62 250,000
TOTAL MICHIGAN 250,000

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI - 6.0%
$ 300,000 (a) Missouri Health and Educational Facilities Authority, Revenue
Bonds, St. Louis University, Variable Rate Demand Obligations,
Series 2008B-2
3 .050% 10/01/35 $ 300,000
300,000 (a) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Washington University, Variable Rate Demand
Obligations, Series 2000B
3 .050 03/01/40 300,000
TOTAL MISSOURI 600,000
NEW YORK - 13.4%
335,000 (a) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2014 Adjustable Rate Series AA-6
2 .950 06/15/48 335,000
335,000 (a) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2013 Series A-4
3 .050 08/01/39 335,000
335,000 (a) New York City, New York, General Obligation Bonds, Subseries
G-6 Fiscal Series 2012
3 .050 04/01/42 335,000
335,000 (a) New York State Housing Finance Agency, 316 Eleventh Avenue
Housing Revenue Bonds, Variable Rate Demand Obligation
Series 2009A
2 .350 05/15/41 335,000
TOTAL NEW YORK 1,340,000
NORTH CAROLINA - 3.3%
330,000 (a) Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare
System, Variable Rate Demand Series 2007E - AGM Insured
2 .950 01/15/44 330,000
TOTAL NORTH CAROLINA 330,000
OHIO - 3.4%
335,000 (a) Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2024C
2 .950 12/01/54 335,000
TOTAL OHIO 335,000
OREGON - 2.9%
290,000 (a) Oregon State, General Obligation Bonds, Veteran's Welfare
Series 110 Series 2022E
3 .050 06/01/45 290,000
TOTAL OREGON 290,000
PENNSYLVANIA - 3.4%
335,000 (a) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Variable Rate Series 2020
2 .160 12/01/39 335,000
TOTAL PENNSYLVANIA 335,000
TENNESSEE - 3.4%
335,000 (a) Metropolitan Government of Nashville and Davidson County
Industrial Development Board, Tennessee, Multifamily Housing
Revenue Bonds, Summit Apartments Project, Refunding Series
2006
2 .150 07/15/36 335,000
TOTAL TENNESSEE 335,000
TEXAS - 8.2%
200,000 (a) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Texas Children's
Hospital, Series 2015-3
2 .150 10/01/45 200,000
335,000 (a) Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2018C
2 .190 05/15/34 335,000
290,000 (a) Texas State, General Obligation Veterans Bonds, Series 2020 2 .350 12/01/50 290,000
TOTAL TEXAS 825,000
VIRGINIA - 3.5%
100,000 (a) Loudoun County Industrial Development Authority, Virginia,
Revenue Bonds, Howard Hughes Medical Institute, Variable
Rate Demand Obligations Series 2003C
2 .000 02/15/38 100,000
250,000 (a) Loudoun County Industrial Development Authority, Virginia,
Revenue Bonds, Howard Hughes Medical Institute, Variable
Rate Demand Obligations, Series 2003D
2 .570 02/15/38 250,000
TOTAL VIRGINIA 350,000

Portfolio of Investments July 31, 2026
(continued)
Ultra Short Municipal

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON - 3.0%
$ 300,000 (a) Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2016VR-1N
2 .150% 12/01/46 $ 300,000
TOTAL WASHINGTON 300,000
WISCONSIN - 3.4%
335,000 (a) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2009A
2 .180 05/01/42 335,000
TOTAL WISCONSIN 335,000
TOTAL MUNICIPAL BONDS
(Cost $9,955,000) 9,955,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,955,000) 9,955,000
TOTAL INVESTMENTS - 99.6%
(Cost $9,955,000) 9,955,000
OTHER ASSETS & LIABILITIES, NET -  0.4% 45,000
NET ASSETS - 100% $ 10,000,000
(a) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Statement of Assets and Liabilities
See Notes to Financial Statements

July 31, 2026
Municipal Total
Return
Impact Bond
Completion
Emerging
Markets Debt High Yield
Preferred
Securities and
Income
Securitized
Credit
ASSETS
Long-term investments, at value
†‡
$ 1,668,020,861 $ 29,666,167 $ 26,674,879 $ 18,882,967 $ 17,538,933 $ 57,098,534
Investments purchased with collateral from
securities lending, at value (cost approximates
value) – 154,224 251,042 550,453 1,207,287 –
Short-term investments, at value
◊
2,555,000 749,256 – – – –
Cash 54,159,997 962 797,886 353,551 222,915 876,130
Receivables:
Interest 19,515,978 309,406 345,929 368,854 263,523 200,734
Investments sold 21,765,337 10,000 200,000 4,059 – 51,487
Reimbursement from Adviser 57,880 12,284 9,258 9,629 8,958 10,583
Shares sold 825,179 – – – – –
Other 120,253 13,232 3,898 4,004 3,913 4,111
Total assets 1,767,020,485 30,915,531 28,282,892 20,173,517 19,245,529 58,241,579
LIABILITIES
Floating rate obligations 161,645,000 – – – – –
Payables:
Collateral from securities lending – 154,224 251,042 550,453 1,207,287 –
Dividends 1,240,933 35,022 – 98,690 93,807 196,743
Interest 1,041,891 – – – – –
Investments purchased - regular settlement 1,357,879 198,498 – – – 51,740
Investments purchased - when-issued/delayed-
delivery settlement 22,193,696 – 199,969 20,000 – 500,000
Shares redeemed 7,619,854 82,539 – 11,377 6,473 25,907
Accrued expenses:
Custodian fees 249,986 33,340 26,753 34,616 20,583 37,656
Trustees fees 76,793 585 855 561 534 1,321
Professional fees 66,208 53,931 53,458 53,415 54,002 54,078
Shareholder reporting expenses 4,505 4,179 4,096 4,113 4,114 4,075
Shareholder servicing agent fees 33,257 235 382 320 325 662
Other 15,506 8,950 2,996 2,769 1,557 4,233
Total liabilities 195,545,508 571,503 539,551 776,314 1,388,682 876,415
Commitments and contingencies
(1)
Net assets $ 1,571,474,977 $ 30,344,028 $ 27,743,341 $ 19,397,203 $ 17,856,847 $ 57,365,164
NET ASSETS CONSIST OF:
Paid-in capital $ 1,760,075,644 $ 33,154,611 $ 26,953,613 $ 19,306,808 $ 17,658,627 $ 57,548,425
Total distributable earnings (loss) (188,600,667) (2,810,583) 789,728 90,395 198,220 (183,261)
Net assets $ 1,571,474,977 $ 30,344,028 $ 27,743,341 $ 19,397,203 $ 17,856,847 $ 57,365,164
Shares outstanding 157,915,323 3,926,160 2,686,835 1,923,738 1,765,497 5,594,555
Net asset value ("NAV") per share 9.95 7.73 10.33 10.08 10.11 10.25
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01
†
   Long-term investments, cost $ 1,664,938,068 $ 31,069,788 $ 26,452,054 $ 18,910,758 $ 17,481,777 $ 57,436,232
◊
   Short-term investments, cost $ 2,555,000 $ 749,324 $ — $ — $ — $ —
‡ Includes securities loaned of $ — $ 146,954 $ 241,358 $ 526,814 $ 1,167,120 $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

July 31, 2026
Ultra Short
Municipal
ASSETS
Short-term investments, at value
◊
9,955,000
Cash 41,018
Receivables:
Interest 23,178
Investments sold 55,000
Reimbursement from Adviser 9,190
Other 8,268
Total assets 10,091,654
LIABILITIES
Payables:
Dividends 18,971
Accrued expenses:
Custodian fees 14,789
Trustees fees 240
Professional fees 53,409
Shareholder reporting expenses 4,125
Shareholder servicing agent fees 120
Total liabilities 91,654
Net assets $ 10,000,000
NET ASSETS CONSIST OF:
Paid-in capital $ 10,000,000
Total distributable earnings (loss) –
Net assets $ 10,000,000
Shares outstanding 1,000,000
Net asset value ("NAV") per share 10.00
Authorized shares - per class Unlimited
Par value per share $ 0.01
◊
   Short-term investments, cost $ 9,955,000
(1)
As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements

Year Ended July 31, 2026
Municipal Total
Return
Impact Bond
Completion
Emerging Markets
Debt High Yield
INVESTMENT INCOME
Dividends $ — $ — $ — $ 10,953
Interest 74,180,017 1,101,357 1,729,240 1,362,797
Securities lending income, net — 490 3,618 8,917
Total investment income 74,180,017 1,101,847 1,732,858 1,382,667
EXPENSES
– – – –
Shareholder servicing agent fees 109,213 630 978 793
Interest expense # 2,096,668 19 26 39
Trustees fees 75,134 1,039 1,396 940
Custodian expenses 160,421 32,105 17,746 22,354
Registration fees 135,569 23,953 21,764 21,637
Professional fees 115,775 64,616 62,475 62,555
Shareholder reporting expenses 26,588 13,918 13,650 13,616
Other 23,068 7,873 5,123 4,765
Total expenses before fee waiver/expense reimbursement 2,742,436 144,153 123,158 126,699
Fee waiver/expense reimbursement (668,369) (144,153) (123,158) (126,676)
Net expenses 2,074,067 — — 23
Net investment income (loss) 72,105,950 1,101,847 1,732,858 1,382,644
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (4,495,524) (71,365) 591,383 120,829
Net realized gain (loss) (4,495,524) (71,365) 591,383 120,829
Change in unrealized appreciation (depreciation) on:
Investments 38,903,844 (388,684) (565,301) (321,462)
Net change in unrealized appreciation (depreciation) 38,903,844 (388,684) (565,301) (321,462)
Net realized and unrealized gain (loss) 34,408,320 (460,049) 26,082 (200,633)
Net increase (decrease) in net assets from operations $ 106,514,270 $ 641,798 $ 1,758,940 $ 1,182,011

Statement of Operations
(continued)
See Notes to Financial Statements

Year Ended July 31, 2026
Preferred Securities
and Income Securitized Credit
Ultra Short
Municipal
INVESTMENT INCOME
Interest $ 1,205,076 $ 2,698,769 $ 238,642
Securities lending income, net 5,442 — —
Total investment income 1,210,518 2,698,769 238,642
EXPENSES
– – –
Shareholder servicing agent fees 815 1,902 232
Interest expense 296 52 10
Trustees fees 885 2,575 494
Custodian expenses 14,065 27,698 10,465
Registration fees 21,445 23,498 21,252
Professional fees 64,892 64,520 62,699
Shareholder reporting expenses 13,597 14,413 13,547
Other 4,164 4,750 2,323
Total expenses before fee waiver/expense reimbursement 120,159 139,408 111,022
Fee waiver/expense reimbursement (119,881) (139,398) (111,022)
Net expenses 278 10 —
Net investment income (loss) 1,210,240 2,698,759 238,642
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 353,831 206,208 —
Net realized gain (loss) 353,831 206,208 –
Change in unrealized appreciation (depreciation) on:
Investments (262,757) (963,263) —
Net change in unrealized appreciation (depreciation) (262,757) (963,263) –
Net realized and unrealized gain (loss) 91,074 (757,055) —
Net increase (decrease) in net assets from operations $ 1,301,314 $ 1,941,704 $ 238,642
# SUPPLEMENTAL INFORMATION FOR DEBT TRANSACTIONS
Municipal Total
Return
Aggregate amount of debt outstanding
$ 161,645,000
Aggregate average interest rate 2.90%

Statement of Changes in Net Assets
See Notes to Financial Statements

Municipal Total Return Impact Bond Completion
Year Ended
7/31/26
Year Ended
7/31/25
Year Ended
7/31/26
Year Ended
7/31/25
OPERATIONS
Net investment income (loss) $ 72,105,950 $ 67,221,787 $ 1,101,847 $ 811,848
Net realized gain (loss) (4,495,524) (22,486,214) (71,365) (120,042)
Net change in unrealized appreciation (depreciation) 38,903,844 (55,260,295) (388,684) 60,662
Net increase (decrease) in net assets from operations 106,514,270 (10,524,722) 641,798 752,468
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (71,881,874) (66,861,400) (1,115,421) (824,608)
Total distributions (71,881,874) (66,861,400) (1,115,421) (824,608)
FUND SHARE TRANSACTIONS
Subscriptions 451,476,434 511,103,453 12,011,542 10,284,905
Reinvestments of distributions 56,480,922 51,773,468 679,060 389,898
Redemptions (472,782,747) (549,374,314) (959,713) (380,271)
Net increase (decrease) from Fund share transactions 35,174,609 13,502,607 11,730,889 10,294,532
Net increase (decrease) in net assets 69,807,005 (63,883,515) 11,257,266 10,222,392
Net assets at the beginning of period 1,501,667,972 1,565,551,487 19,086,762 8,864,370
Net assets at the end of period $ 1,571,474,977 $ 1,501,667,972 $ 30,344,028 $ 19,086,762

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Emerging Markets Debt High Yield
Year Ended
7/31/26
Year Ended
7/31/25
Year Ended
7/31/26
Year Ended
7/31/25
OPERATIONS
Net investment income (loss) $ 1,732,858 $ 1,777,426 $ 1,382,644 $ 1,367,277
Net realized gain (loss) 591,383 415,897 120,829 311,667
Net change in unrealized appreciation (depreciation) (565,301) (281,505) (321,462) (205,512)
Net increase (decrease) in net assets from operations 1,758,940 1,911,818 1,182,011 1,473,432
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (2,171,918) (2,106,533) (1,513,116) (1,754,152)
Total distributions (2,171,918) (2,106,533) (1,513,116) (1,754,152)
FUND SHARE TRANSACTIONS
Subscriptions 242,608 31,200 1,778,763 85,250
Reinvestments of distributions 58,794 45,196 222,991 158,526
Redemptions (40,769) (42,613) (124,503) (149,206)
Net increase (decrease) from Fund share transactions 260,633 33,783 1,877,251 94,570
Net increase (decrease) in net assets (152,345) (160,932) 1,546,146 (186,150)
Net assets at the beginning of period 27,895,686 28,056,618 17,851,057 18,037,207
Net assets at the end of period $ 27,743,341 $ 27,895,686 $ 19,397,203 $ 17,851,057

See Notes to Financial Statements

Preferred Securities and Income Securitized Credit
Year Ended
7/31/26
Year Ended
7/31/25
Year Ended
7/31/26
Year Ended
7/31/25
OPERATIONS
Net investment income (loss) $ 1,210,240 $ 1,196,980 $ 2,698,759 $ 2,079,361
Net realized gain (loss) 353,831 757,141 206,208 111,832
Net change in unrealized appreciation (depreciation) (262,757) (260,206) (963,263) (237,683)
Net increase (decrease) in net assets from operations 1,301,314 1,693,915 1,941,704 1,953,510
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (1,974,169) (1,575,690) (2,928,909) (2,245,816)
Total distributions (1,974,169) (1,575,690) (2,928,909) (2,245,816)
FUND SHARE TRANSACTIONS
Subscriptions 406,218 50,540 18,783,166 17,751,079
Reinvestments of distributions 185,144 123,392 345,799 284,848
Redemptions (74,324) (78,487) (4,028,700) (1,284,933)
Net increase (decrease) from Fund share transactions 517,038 95,445 15,100,265 16,750,994
Net increase (decrease) in net assets (155,817) 213,670 14,113,060 16,458,688
Net assets at the beginning of period 18,012,664 17,798,994 43,252,104 26,793,416
Net assets at the end of period $ 17,856,847 $ 18,012,664 $ 57,365,164 $ 43,252,104

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Ultra Short Municipal
Year Ended
7/31/26
Year Ended
7/31/25
OPERATIONS
Net investment income (loss) $ 238,642 $ 270,691
Net increase (decrease) in net assets from operations 238,642 270,691
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (238,642) (270,691)
Total distributions (238,642) (270,691)
FUND SHARE TRANSACTIONS
Subscriptions — 3,000,000
Reinvestments of distributions — 2,829
Redemptions — (3,002,829)
Net increase (decrease) in net assets — —
Net assets at the beginning of period 10,000,000 10,000,000
Net assets at the end of period $ 10,000,000 $ 10,000,000

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Municipal Total Return
7/31/26 $ 9.72 $ 0.47 $ 0.23 $ 0.70 $ (0.47) $ — $ (0.47) $ 9.95
7/31/25 10.22 0.44 (0.50) (0.06) (0.44) — (0.44) 9.72
7/31/24 10.13 0.41 0.09 0.50 (0.41) — (0.41) 10.22
7/31/23 10.52 0.36 (0.39) (0.03) (0.36) — (0.36) 10.13
7/31/22 11.95 0.32 (1.43) (1.11) (0.32) — (0.32) 10.52
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
7 .25% $ 1,571,475 0 .18% 0 .04% 0 .14% —
(e)
4 .69% 32%
( 0 .69 ) 1,501,668 0 .05 0 .04 0 .01 —
(e)
4 .35 48
5 .08 1,565,551 0 .07 0 .07 —
(e)
—
(e)
4 .10 43
( 0 .19 ) 1,484,040 0 .11 0 .06 0 .04 —
(e)
3 .59 58
( 9 .42 ) 1,477,295 0 .11 0 .05 0 .06 — 2 .81 32

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
4
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Impact Bond Completion
7/31/26 $ 7.83 $ 0.39 $ (0.09) $ 0.30 $ (0.40) $ — $ (0.40) $ 7.73
7/31/25 7.87 0.39 (0.03) 0.36 (0.40) — (0.40) 7.83
7/31/24 7.74 0.36 0.14 0.50 (0.37) — (0.37) 7.87
7/31/23
(e)
7.57 0.25 0.19 0.44 (0.27) — (0.27) 7.74
10/31/22 9.84 0.28 (2.25) (1.97) (0.30) — (0.30) 7.57
10/31/21 9.90 0.24 (0.03) 0.21 (0.27) — (0.27) 9.84
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Value rounded to zero.
(e)
For the nine months ended July 31, 2023.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
3 .78% $ 30,344 0 .65% —
(d)
4 .93% 30%
4 .60 19,087 0 .54 —
(d)
5 .00 77
6 .70 8,864 1 .41 —
(d)
4 .72 71
5 .77 8,716 2 .56
(f)
—
(f)
4 .26
(f)
46
( 20 .41 ) 8,233 2 .16 —
(d)
3 .15 53
2 .17 10,338 2 .13 —
(d)
2 .39 96

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Emerging Markets Debt
7/31/26 $ 10.48 $ 0.65 $ 0.01 $ 0.66 $ (0.65) $ (0.16) $ (0.81) $ 10.33
7/31/25 10.55 0.67 0.05 0.72 (0.67) (0.12) (0.79) 10.48
7/31/24 10.55 0.66 0.06 0.72 (0.66) (0.06) (0.72) 10.55
7/31/23
(e)
10.00 0.49 0.49 0.98 (0.43) — (0.43) 10.55
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Value rounded to zero.
(e)
For the period November 1, 2022 (commencement of operations) through July 31, 2023.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
6 .39% $ 27,743 0 .43% —
(d)
6 .09% 47%
7 .14 27,896 0 .51 —
(d)
6 .40 39
7 .15 28,057 0 .53 —
(d)
6 .40 27
9 .93 27,503 0 .51
(f)
—
(f)
6 .22
(f)
15

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
High Yield
7/31/26 $ 10.25 $ 0.75 $ (0.10) $ 0.65 $ (0.75) $ (0.07) $ (0.82) $ 10.08
7/31/25 10.41 0.79 0.06 0.85 (0.79) (0.22) (1.01) 10.25
7/31/24 10.14 0.77 0.27 1.04 (0.77) ( — )
(d)
(0.77) 10.41
7/31/23
(e)
10.00 0.54 0.14 0.68 (0.54) — (0.54) 10.14
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Value rounded to zero.
(e)
For the period November 1, 2022 (commencement of operations) through July 31, 2023.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
6 .46% $ 19,397 0 .67% —
(d)
7 .28% 42%
8 .53 17,851 0 .83 —
(d)
7 .63 70
10 .69 18,037 0 .80 —
(d)
7 .57 77
7 .01 16,130 0 .87
(f)
—
(f)
7 .19
(f)
16

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Preferred Securities and Income
7/31/26 $ 10.50 $ 0.69 $ 0.05 $ 0.74 $ (0.71) $ (0.42) $ (1.13) $ 10.11
7/31/25 10.43 0.70 0.29 0.99 (0.71) (0.21) (0.92) 10.50
7/31/24 9.84 0.69 0.62 1.31 (0.70) (0.02) (0.72) 10.43
7/31/23
(e)
10.00 0.50 (0.15) 0.35 (0.51) — (0.51) 9.84
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Value rounded to zero.
(e)
For the period November 1, 2022 (commencement of operations) through July 31, 2023.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
7 .33% $ 17,857 0 .66% —
(d)
6 .68% 20%
9 .90 18,013 0 .78% 0 .01 6 .70 44
13 .85 17,799 0 .84 —
(d)
6 .90 38
3 .57 15,582 0 .79
(f)
—
(f)
6 .76
(f)
10

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Securitized Credit
7/31/26 $ 10.39 $ 0.54 $ (0.09) $ 0.45 $ (0.59) $ — $ (0.59) $ 10.25
7/31/25 10.48 0.57 (0.04) 0.53 (0.56) (0.06) (0.62) 10.39
7/31/24 10.31 0.58 0.19 0.77 (0.57) (0.03) (0.60) 10.48
7/31/23
(e)
10.00 0.40 0.28 0.68 (0.37) — (0.37) 10.31
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Value rounded to zero.
(e)
For the period November 1, 2022 (commencement of operations) through July 31, 2023.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
4 .30% $ 57,365 0 .27% —
(d)
5 .18% 26%
5 .15 43,252 0 .41 —
(d)
5 .52 36
7 .81 26,793 0 .54 —
(d)
5 .70 46
6 .82 21,614 0 .66
(f)
—
(f)
5 .20
(f)
17

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
4
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Ultra Short Municipal
7/31/26 $ 10.00 $ 0.24 $ — $ 0.24 $ (0.24) $ — $ (0.24) $ 10.00
7/31/25 10.00 0.27 — 0.27 (0.27) — (0.27) 10.00
7/31/24
(e)
10.00 0.14 — 0.14 (0.14) — (0.14) 10.00
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Value rounded to zero.
(e)
For the period February 29, 2024 (commencement of operations) through July 31, 2024.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
2.41% $ 10,000 1.11% —
(d)
2.39% — %
2.71 10,000 1.35 — 2.67 —
1.39 10,000 1.91
(f)
—
(f)
3.28
(f)
—

Notes to Financial Statements

1. General Information
Trust and Fund Information : The Nuveen Managed Accounts Portfolios Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Municipal Total Return Managed
Accounts Portfolio (“Municipal Total Return”), Nuveen Impact Bond Completion Managed Accounts Portfolio (“Impact Bond Completion”), Nuveen
Emerging Markets Debt Managed Accounts Portfolio (“Emerging Markets Debt”), Nuveen High Yield Managed Accounts Portfolio (“High Yield”),
Nuveen Preferred Securities and Income Managed Accounts Portfolio (“Preferred Securities and Income”), Nuveen Securitized Credit Managed
Accounts Portfolio (“Securitized Credit Managed”) and Nuveen Ultra Short Municipal Managed Accounts Portfolio (“Ultra Short Municipal”) (each a
“Fund” and collectively the “Funds”), among others. The Trust was organized as a Massachusetts business trust on November 14, 2006.
Each Fund is developed exclusively for use within separately managed accounts sponsored by Nuveen, LLC (“Nuveen”). Each Fund is a specialized fixed-income fund to be used in combination with selected individual securities to effectively model institutional-level investment strategies. Each
Fund enables certain Nuveen separately managed account investors to achieve greater diversification and return potential that smaller managed accounts might otherwise achieve by investing in additional fixed-income classes, including those that have a lower credit quality, higher yielding securities and to gain access to special investment opportunities normally available only to institutional investors.
Fund Name Changes: Effective August 1, 2026, Nuveen Core Impact Bond Managed Accounts Portfolio changed its name as noted above to
Nuveen Impact Bond Completion Managed Accounts Portfolio and therefore all references to the name of the Fund in this report have been updated.
Current Fiscal Period : The end of the reporting period for the Funds is July 31, 2026, and the period covered by these Notes to Financial
Statements is the fiscal year ended July 31, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America ("TIAA"). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolios, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit: As an alternative to overnight investments, Municipal Total Return has an arrangement with its custodian bank, State Street
Bank and Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on the Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which the Fund overdraws its account at the Custodian.
The amount of custodian fee credit earned by the Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net”. During the current fiscal period, the custodian fee credit earned by the Fund was as follows:
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Fund
Gross
Custodian Fee
Credits
Municipal Total Return
$ —

Notes to Financial Statements
(continued)
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-local investors. Accordingly, the Fund may apply
NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the current fiscal period, Impact Bond Completion, Emerging Markets Debt and Preferred Securities and Income are invested in
non-U.S. securities. The percentage of investments in non-U.S. securities for Emerging Markets Debt are included within the Fund’s Portfolio of
Investments.
As of the end of the current fiscal period, the percentage of investments in non-U.S. securities for Impact Bond Completion and Preferred Securities
are as follows:
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Impact Bond Completion Value
% of Total
Investments
Country:
Supranational $ 4,051,498 13.3%
Netherlands 1,615,403 5.3
Canada 1,078,939 3.5
France 864,508 2.8
Germany 503,297 1.7
United Kingdom 500,405 1.6
South Korea 497,558 1.6
United Arab Emirates 342,665 1.1
Mauritius 250,985 0.8
Other 398,252 1.3
Total non-U.S. Securities $10,103,510 33.0%
Preferred Securities and Income Value
% of Total
Investments
Country:
United Kingdom $ 2,495,868 13.3%
Canada 2,006,744 10.7
France 1,435,999 7.7
Switzerland 898,393 4.8
Spain 871,314 4.6
Netherlands 410,669 2.2
Germany 210,650 1.1
Japan 203,013 1.1
Finland 199,388 1.1
Other 140,157 0.7
Total non-U.S. Securities $8,872,195 47.3%

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is recorded on the ex-dividend date, or for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting: Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09) : In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09,
Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. During the current fiscal period, the Funds adopted the new guidance. See Note 7 for more income tax information.
New Accounting Pronouncement (ASU No. 2025-11) : In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270)
Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
New Accounting Pronouncement (ASU No. 2026-03): In September 2026, the FASB issued ASU No. 2026-03, Fair Value Measurement (Topic
820) Investment Companies with Equity Securities Subject to Contractual Sale Restrictions (“ASU 2026-03”). The amendments in ASU 2026-03 requires investment companies to consider the effect of contractual sale restrictions when measuring the fair value of certain equity securities and requires enhanced disclosures regarding such restrictions, including the amount of any discount attributable to the restriction, for both annual and interim periods. The amendments in ASU 2026-03 are effective for interim reporting periods within annual reporting periods beginning after
December 15, 2027. Early adoption is permitted. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Notes to Financial Statements
(continued)
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
The fair values of liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level
2 and are further described later in these Notes to Financial Statements.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the current fiscal period, based on the inputs used to value them:
Municipal Total Return
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,668,020,861 $ – $ 1,668,020,861
Short-Term Investments:
Municipal Bonds – 2,555,000 – 2,555,000
$ – $ 1,670,575,861 $ – $ 1,670,575,861
Liabilities at Fair Value:
Floating Rate Obligations $ – $ 161,645,000 $ – $ 161,645,000
$ – $ 161,645,000 $ – $ 161,645,000
Impact Bond Completion
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 873,921 $ – $ 873,921
Corporate Bonds – 15,349,247 399,026 15,748,273
Emerging Market Debt and Foreign Corporate Bonds – 2,745,344 – 2,745,344
Mortgage-Backed Securities – 5,182,859 – 5,182,859
Municipal Bonds – 4,456,343 – 4,456,343
U.S. Government and Agency Obligations – 659,427 – 659,427
Investments Purchased with Collateral from Securities
Lending 154,224 – – 154,224
Short-Term Investments:
U.S. Government and Agency Obligations – 749,256 – 749,256
$ 154,224 $ 30,016,397 $ 399,026 $ 30,569,647
Emerging Markets Debt
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 11,106,807 $ – $ 11,106,807
Sovereign Debt – 15,568,072 – 15,568,072
Investments Purchased with Collateral from Securities
Lending 251,042 – – 251,042
$ 251,042 $ 26,674,879 $ – $ 26,925,921

The following is a reconciliation of the Funds’ Level 3 investments held at the beginning and end of the measurement period:
High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ – $ 17,311 $ – $ 17,311
Corporate Bonds – 18,692,341 – 18,692,341
Exchange-Traded Funds 173,315 – – 173,315
Investments Purchased with Collateral from Securities
Lending 550,453 – – 550,453
$ 723,768 $ 18,709,652 $ – $ 19,433,420
Preferred Securities and Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 16,759,854 $ 241,400 $ 17,001,254
U.S. Government and Agency Obligations – 537,679 – 537,679
Investments Purchased with Collateral from Securities
Lending 1,207,287 – – 1,207,287
$ 1,207,287 $ 17,297,533 $ 241,400 $ 18,746,220
Securitized Credit
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 8,477,840 $ – $ 8,477,840
Corporate Bonds – 252,122 – 252,122
Mortgage-Backed Securities – 48,368,572 – 48,368,572
$ – $ 57,098,534 $ – $ 57,098,534
Ultra Short Municipal
Level 1 Level 2 Level 3 Total
Short-Term Investments:
Municipal Bonds – 9,955,000 – 9,955,000
$ – $ 9,955,000 $ – $ 9,955,000
Level 3
Impact Bond Completion Corporate Bonds
Balance at the beginning of period $0
Gains (losses):
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) (744)
Purchases at cost 399,750
Sales at proceeds -
Net discounts (premiums) 20
Transfers into -
Transfers (out of) -
Balance at the end of period $399,026
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(744)
Level 3
Preferred Securities and Income Corporate Bonds
Balance at the beginning of period $83,425
Gains (losses):
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) 157,975
Purchases at cost -
Sales at proceeds -
Net discounts (premiums) -
Transfers into -
Transfers (out of) -
Balance at the end of period $241,400
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $157,975

Notes to Financial Statements
(continued)
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the current fiscal period, were as follows:
4. Portfolio Securities
Inverse Floating Rate Securities: Municipal Total Return is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a)
floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and
(b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as the Fund. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the
Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by the Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). The Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the current fiscal period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the current fiscal period, the aggregate value of Floaters issued by the Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Impact
Valuation from
an Increase in
Input*
Impact Bond
Completion
Corporate
Bonds
$300,000 Recent Transactions Transaction Price $100.00 N/A Decrease
$99,026 Indicative Trade Broker Quote $99.03 N/A Increase
Total $399,026
Preferred Securities
and Income
Corporate
Bonds
$241,000 Indicative Trade Broker Quote $34.00 N/A Increase
*  Represents the directional change in the fair value of the Level 3 instruments that could have resulted from an increase in the corresponding input as of the end of the reporting period. A decrease to the unobservable input would have had the opposite effect. Significant changes to these inputs may have resulted in significantly higher or lower fair value measurement at the end of the reporting period.

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the current fiscal period, there were no loans outstanding under any such facility.
The Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the current fiscal period, the Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Securities Lending: Each Fund (except for Municipal Total Return and Ultra Short Municipal) may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a
Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds' custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
Municipal Total Return
$ 161,645,000 $ — $ 161,645,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
Interest Rate
as of
End of Period
Municipal Total Return
$ 71,466,767 2.90% 2.16%
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
Municipal Total Return
$ 161,645,000 $ — $ 161,645,000

Notes to Financial Statements
(continued)
securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Aggregate Value of
Securities on Loan
Fund
Fixed Income
Securities
Cash Collateral
Received*
2
Impact Bond Completion 146,954 154,224
3
Emerging Markets Debt 241,358 251,042
4
High Yield 526,814 550,453
5
Preferred Securities and Income 1,167,120 1,207,287
*May include cash and investment of cash collateral.
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
Municipal Total Return
$ 687,754,923 $ — $ 490,863,458 $ —
Impact Bond Completion
14,069,733 4,436,893 2,694,556 3,952,068
Emerging Markets Debt
12,903,638 — 13,486,812 —
High Yield
9,383,557 — 7,752,184 —
Preferred Securities and Income
3,575,779 — 3,982,237 —
Securitized Credit
14,478,616 18,417,140 5,911,240 7,717,154

6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
7/31/26
Year Ended
7/31/25
Municipal Total Return Shares Value Shares Value
Subscriptions 44,936,876 $451,476,434 50,957,461 $511,103,453
Reinvestments of distributions 5,623,886 56,480,922 5,149,220 51,773,468
Redemptions (47,180,615) (472,782,747) (54,748,624) (549,374,314)
Net increase (decrease) 3,380,147 $35,174,609 1,358,057 $13,502,607
Year Ended
7/31/26
Year Ended
7/31/25
Impact Bond Completion Shares Value Shares Value
Subscriptions 1,524,321 $12,011,542 1,310,042 $10,284,905
Reinvestments of distributions 86,040 679,060 49,850 389,898
Redemptions (122,041) (959,713) (48,626) (380,271)
Net increase (decrease) 1,488,320 $11,730,889 1,311,266 $10,294,532
Year Ended
7/31/26
Year Ended
7/31/25
Emerging Markets Debt Shares Value Shares Value
Subscriptions 22,867 $242,608 2,890 $31,200
Reinvestments of distributions 5,581 58,794 4,350 45,196
Redemptions (3,882) (40,769) (4,102) (42,613)
Net increase (decrease) 24,566 $260,633 3,138 $33,783
Year Ended
7/31/26
Year Ended
7/31/25
High Yield Shares Value Shares Value
Subscriptions 172,908 $1,778,763 8,096 $85,250
Reinvestments of distributions 21,808 222,991 15,389 158,526
Redemptions (12,168) (124,503) (14,484) (149,206)
Net increase (decrease) 182,548 $1,877,251 9,001 $94,570
Year Ended
7/31/26
Year Ended
7/31/25
Preferred Securities and Income Shares Value Shares Value
Subscriptions 39,069 $406,218 4,804 $50,540
Reinvestments of distributions 17,933 185,144 11,828 123,392
Redemptions (7,186) (74,324) (7,523) (78,487)
Net increase (decrease) 49,816 $517,038 9,109 $95,445
Year Ended
7/31/26
Year Ended
7/31/25
Securitized Credit Shares Value Shares Value
Subscriptions 1,783,269 $18,783,166 1,701,059 $17,751,079
Reinvestments of distributions 33,005 345,799 27,350 284,848
Redemptions (383,321) (4,028,700) (123,687) (1,284,933)
Net increase (decrease) 1,432,953 $15,100,265 1,604,722 $16,750,994
Year Ended
7/31/26
Year Ended
7/31/25
Ultra Short Municipal Shares Value Shares Value
Subscriptions — $— 300,000 $3,000,000
Reinvestments of distributions — — 283 2,829
Redemptions — — (300,283) (3,002,829)
Net increase (decrease) — $— — $—

Notes to Financial Statements
(continued)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period July 1, 2026 through July 31, 2026 and paid on August 3, 2026.
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the
Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to bond premium amortization adjustments, complex securities character adjustments, distribution reallocations, paydowns, return of capital and long-term capital gain distributions received from portfolio investments, and taxable market discount. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Municipal Total Return
$ 1,505,483,239 $ 18,794,610 $ (15,346,988) $ 3,447,622
Impact Bond Completion
32,006,699 75,236 (1,512,288) (1,437,052)
Emerging Markets Debt
26,707,705 632,562 (414,346) 218,216
High Yield
19,466,249 298,565 (331,394) (32,829)
Preferred Securities and Income
18,627,233 460,881 (341,894) 118,987
Securitized Credit
57,454,022 414,198 (769,686) (355,488)
Ultra Short Municipal
9,955,000 — — —
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Municipal Total
Return
$ 7,667,309 $ 84,206 $ — $ 3,447,622 $ (193,556,327) $ — $ (6,243,477) $ (188,600,667)
Impact Bond
Completion
— 119,993 — (1,437,052) (1,375,129) — (118,395) (2,810,583)
Emerging
Markets Debt
— 211,947 359,565 218,216 — — — 789,728
High Yield
— 124,760 117,851 (32,830) — — (119,386) 90,395
Preferred
Securities and
Income
— — 183,822 118,987 — — (104,589) 198,220
Securitized
Credit
— 354,371 44,140 (355,488) — — (226,284) (183,261)
Ultra Short
Municipal
18,971 — — — — — (18,971) —

The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees: The Adviser does not charge any management fees or other expenses directly to each Fund. The Adviser has agreed irrevocably during the existence of each Fund to waive all fees and pay or reimburse all expenses of each Fund (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Adviser and the Sub-Adviser are compensated for their services to the Funds from the fee charged at the separately managed account level.
Affiliated Owned Shares: As of the end of the current fiscal period, the percentage of Fund shares owned by affiliates was as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the current fiscal period, the Funds did not have any unfunded commitments other than those disclosed in the Notes to Financial Statements, when applicable.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the current fiscal period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Line of Credit: The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s
7/31/26 7/31/25
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Municipal Total Return
$ 71,767,404 $ 114,470 $ — $ 66,851,114 $ 10,286 $ —
Impact Bond Completion
— 1,115,421 — — 824,608 —
Emerging Markets Debt
— 1,815,866 356,052 — 1,842,456 264,077
High Yield
— 1,445,430 67,686 — 1,472,015 282,137
Preferred Securities and Income
— 1,224,284 749,885 — 1,243,751 331,939
Securitized Credit
— 2,928,909 — — 2,045,521 200,295
Ultra Short Municipal
238,642 — — 270,691 — —
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
Fund Short-Term Long-Term Total
Municipal Total Return $ 50,676,974 $ 142,879,353 $ 193,556,327
Impact Bond Completion
1
337,524 1,037,605 1,375,129
Emerging Markets Debt — — —
High Yield — — —
Preferred Securities and Income — — —
Securitized Credit — — —
Ultra Short Municipal — — —
1
A portion of Impact Bond Completion's capital loss carryforwards is subject to limitation under the Internal Revenue Code and related regulations.
Underlying Fund TIAA Total
Municipal Total Return – % – %
Impact Bond Completion 28 28
Emerging Markets Debt 97 97
High Yield 82 82
Preferred Securities and Income 89 89
Securitized Credit 37 37
Ultra Short Municipal 100 100

Notes to Financial Statements
(continued)
capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the
Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other
Participating Funds have undrawn capacity. The credit facility expires in June 2027, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.10% (1.20% prior to June 16, 2026) per annum or (b) the Fed Funds Effective Rate plus 1.10% (1.20%
prior to June 16, 2026) per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Funds did not utilized this facility.
11. Subsequent Events
Fund Name Changes: As referenced previously, effective August 1, 2026, Nuveen Impact Bond Completion Managed Accounts Portfolio changed its name from Nuveen Core Impact Bond Managed Accounts Portfolio.

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Municipal Total Return
$ —
Impact Bond Completion
—
Emerging Markets Debt
356,052
High Yield
67,686
Preferred Securities and Income
749,885
Securitized Credit
—
Ultra Short Municipal
—
Fund Percentage
Municipal Total Return
– %
Impact Bond Completion
0 .7
Emerging Markets Debt
–
High Yield
–
Preferred Securities and Income
29 .1
Securitized Credit
–
Ultra Short Municipal
–
Fund Percentage
Municipal Total Return
– %
Impact Bond Completion
1 .9
Emerging Markets Debt
–
High Yield
–
Preferred Securities and Income
76 .8
Securitized Credit
–
Ultra Short Municipal
–

Important Tax Information
(continued)
Qualified Interest Income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Prior Year End to
12/31 Percentage
1/1 to Current
Year End
Percentage
Municipal Total Return
— % — %
Impact Bond Completion
100 .0 21 .9
Emerging Markets Debt
0 .6 1 .6
High Yield
71 .5 86 .6
Preferred Securities and Income
14 .7 21 .1
Securitized Credit
67 .0 100 .0
Ultra Short Municipal
— —
Fund Percentage
Municipal Total Return
– %
Impact Bond Completion
78 .0
Emerging Markets Debt
94 .1
High Yield
94 .4
Preferred Securities and Income
19 .4
Securitized Credit
81 .0
Ultra Short Municipal
–

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers, but the Funds do reimburse Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is charged at the separately managed account level and not disclosed as part of the Funds’ financial statements.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Municipal Total Return Managed Accounts Portfolio

Nuveen Core Impact Bond Managed Accounts Portfolio

Nuveen Emerging Markets Debt Managed Accounts Portfolio

Nuveen High Yield Managed Accounts Portfolio

Nuveen Preferred Securities and Income Managed Accounts Portfolio

Nuveen Securitized Credit Managed Accounts Portfolio

Nuveen Ultra Short Municipal Managed Accounts Portfolio

(collectively, the “Funds”)

I. The Approval Process

At an in-person meeting held on April 28 and 29, 2026 (the “Meeting”), the Board of Trustees (the “Board,” and each Trustee, a “Board Member”) of Nuveen Managed Accounts Portfolios Trust approved, for each applicable series thereof, the renewal of the investment management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, for each applicable series, the Board approved the renewal of the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (“NAM” or the “Sub-Adviser”). At the time of the Meeting, prior to an internal restructuring pursuant to which Teachers Advisors, LLC (“TAL”) was merged into NAM (the “Restructuring”), the Nuveen fund complex consisted of the group of funds advised by NFAL (the “NFAL Funds”), including the Funds, and the group of funds advised by TAL (the “TC Funds”; the NFAL Funds and the TC Funds are collectively referred to as the “Nuveen funds” or the “funds”). TAL and NFAL were affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL was an indirect wholly owned subsidiary of TIAA. The Sub-Adviser is also an affiliate of NFAL.

The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement with respect to each Fund covered by this report.

In accordance with applicable law, following up to an initial two-year period, the Board considers the approval of the continuance of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.”

In considering the continuance of each Advisory Agreement, the Board considered information received by it throughout the year as well as materials prepared specifically at the Board’s request for the Board’s evaluation of the Advisory Agreements at the Meeting. The Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board and its committees meet regularly throughout the year, including in executive sessions, providing the Board Members with the opportunity to assess the quality and scope of the various services provided by a Fund Adviser during the year through the written materials, oral presentations and discussions with senior management. The information provided to the Board and/or its committees at these meetings covered a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements, including, but not limited to: (a) the investment performance of the Nuveen funds over various periods and the reasons for any outperformance or underperformance relative to peers and/or benchmarks or other performance metrics (as applicable); (b) strategic priorities for the business of the Adviser, including significant developments impacting a Fund Adviser; (c) product initiatives for various funds; (d) compliance, regulatory and risk management reports, including any initiatives in seeking to strengthen compliance capabilities and controls and to meet regulatory requirements, compliance policies and procedures; (e) other payments to intermediaries; (f) reports on the valuation of securities; (g) periodic investment team presentations; (h) evaluations on fund expenses; (i) trading practices and execution quality of portfolio transactions; and (j) management of distributions.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. The materials provided in conjunction with the Meeting included, among other things, (a) a description of the nature, extent and quality of services provided by the Fund Advisers; (b) a review of the Sub-Adviser and/or investment team (as applicable); (c) fund performance over various periods with a focus on funds considered to have met certain challenged performance measurements; (d) certain fee and expense information; (e) a list of management fees and sub-advisory fee schedules; (f) an analysis of advisory fees compared to fees assessed to other types of clients; (g) a description of portfolio manager compensation; (h) certain profitability and/or financial data; (i) a summary of the investments made in 2025 by the Adviser and/or its affiliates in technology enhancements; and (j) a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The performance, fee and expense data and other information provided by a Fund Adviser or other service providers were not independently verified by the Board Members. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the Board and its committees in overseeing the applicable Nuveen funds and working with the respective Fund Advisers in their review of the Advisory Agreements.

1

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

As part of their review, the Board Members and independent legal counsel met in executive session on April 17, 2026 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information and received the responses to these follow-up questions and requests. In addition to the April Executive Session, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the materials, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members had the benefit of independent legal counsel during the annual review process as well as throughout the year and met with independent legal counsel at various executive sessions without the presence of any Fund Adviser management. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the Funds for an additional one-year period until May 1, 2027. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

In addition, as noted above, after an initial period of up to two years, the 1940 Act requires the Board to review advisory agreements on an annual basis. In connection with the annual review, management and the Board proposed to reset the annual review schedule for the Advisory Agreements to permit the agreements to continue for a one-year period until August 1st following the renewal as opposed to the current May 1st deadline. To implement the new review schedule, at its in-person meeting held on May 27-28, 2026 (the “May Meeting”), the Board approved the continuance of the Advisory Agreements through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the continuance of the Advisory Agreements is set forth in Section II below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements at the Meeting, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel; succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.

In its evaluation, the Board considered that the Adviser is responsible for providing investment advisory services and does so indirectly through a sub-adviser. In this regard, the Funds utilize the Sub-Adviser and its investment teams to manage the portfolios of the Funds subject to the supervision of the Adviser. In evaluating the investment advisory services, the Board and/or its investment committee considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the Sub-Adviser and/or investment teams and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

In addition to the portfolio management services provided to the Funds, the Board considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the applicable Nuveen funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers,

2

conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management; oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services. However, the Board considered that the Funds may not require the same level of shareholder services as other funds given that they are sold via separately managed accounts.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

The Board, directly or through its Investment Committee, which is comprised of all Board Members, provides oversight of the investment performance process. In evaluating the quality of the services provided by the Fund Advisers, the Board and/or its Investment Committee monitors Fund performance on an ongoing basis, which includes quarterly performance reporting at each of its quarterly meetings with an annual performance review at its February 10-12, 2026 meeting (the “February Meeting”). At the February Meeting, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ended December 31, 2025 (or for such shorter periods to the extent a Fund was not in existence during such periods) on an absolute basis and as compared to a benchmark for the prescribed periods. (In addition, although the boards governing the Nuveen funds and/or their investment committees generally also considered fund performance as compared to the performance of comparable funds (“performance peer groups”), given their unique nature, the Funds do not have performance peer groups available.) Prior to the Meeting, the Board also received updated Fund performance over various periods ended March 31, 2026. The Board considered, in particular, the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts.

In evaluating performance, the Board considered some of the limitations of the performance data including, in particular, that differences between a Nuveen fund and its performance peer group (if any) and its benchmark (such as with respect to the investment objectives and strategies) may lead to significantly different results. In addition, the Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. The Board also considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance of the periods reviewed by the Board.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. From year to year, the Board may place different emphasis on particular performance information given changing circumstances in market and economic conditions. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records over various time periods in its discussions with management. Depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or performance peer group, as applicable, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or performance peer group for certain periods. With respect to any funds for which the Board has identified as experiencing performance issues, the Board seeks to discuss with the Adviser the reasons for the underperformance and any recommendations to improve performance and to monitor such funds more closely until performance improves.

Additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above are set forth below in Section I.F.

With respect to each Fund, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

3

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

C. Fees, Expenses and Profitability

1.	Fees and Expenses

Each Fund is sold via separately managed accounts which pay the Adviser a managed account management fee. As the Adviser is compensated from the applicable managed accounts, the Funds do not pay the Adviser a management fee. Further, the Adviser has agreed to pay or reimburse each Fund’s expenses (subject to certain exceptions such as for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). Given the unique fee arrangement, the Funds do not have peer groups and, therefore, an independent fund data provider did not provide a comparative peer analysis for any of the Funds. In addition, as the Adviser pays nearly all the Funds’ expenses, the Board considered that the Funds’ expenses were also not comparable to a peer group or to other Nuveen funds. The managed account management fee was an asset-based fee based on the entire separately managed account portfolio, including the portion invested in the respective Fund. With respect to each Fund, the managed account management fee paid to the Adviser therefore represented an implied management fee for managing the Fund and an implied management fee for managing individual securities.

With respect to each Fund, based on its review of the information provided, the Board considered the Fund’s unique structure in which the Fund does not have a management fee and the Adviser pays nearly all the Fund’s expenses, and the Board determined the arrangement was reasonable.

2.	Comparisons with the Fees of Other Clients

The Board also requested and received information concerning the advisory fees and services provided to other clients of the Adviser, affiliated sub-advisers and/or advisory affiliates which may include, among others: separately managed accounts (“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable). The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements; the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. Further, the Board considered the differences in risks the Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds.

The Board concluded that the varying levels of fees were reasonable given the foregoing. However, with respect to the Funds, given that the Funds are sold via separately managed accounts, the Board considered that they may not require the same level of shareholder services as other funds. Further, as noted, given the Funds’ unique fee and expense structure pursuant to which they do not pay management fees and the expenses are primarily reimbursed, comparisons with peers were not available.

3.	Profitability of Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed the affiliated sub-advisers) from its relationship with the Nuveen funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser (as well as the Adviser and TAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and TAL on a combined basis derived from the type of fund in the aggregate (i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and TAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds).

In reviewing the profitability data, the Board Members recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.

Further, the Board considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).

Aside from the foregoing profitability data, the Board also considered the financial condition of TIAA. The Board Members considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.

4

The Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable funds was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale as a fund and/or the complex grows larger. The Board considered the difficulty in measuring economies of scale with any precision but considered the various means the Fund Advisers employ to help share the benefits of economies of scale with the respective funds and their shareholders.

The boards governing the Nuveen funds have considered that the management fees of the funds generally are comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. The complex-level breakpoint schedule was designed to share the benefits of economies of scale with the participating funds as a result of an increase in the asset size of the complex even if the particular fund has not grown or has even declined in asset size, whereas a fund-level breakpoint schedule seeks to share economies of scale with shareholders if the particular fund grows. However, the Board Members considered that because the Funds do not pay a management fee, there are no applicable fund-level or complex-wide level breakpoint schedules, although the Funds’ assets would be counted toward the complex-wide total. In addition, the Board Members also considered the temporary and/or permanent expense caps applicable to a fund (if any) which can provide a protection from an increase in expenses if the assets of the applicable funds decline. In this regard, as noted above, the Adviser pays nearly all of each Fund’s expenses.

In addition, the Board considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds. The Board further considered that the scope of services of the Adviser and its affiliates have expanded over time, and this was also a means of sharing economies of scale with the funds and their shareholders.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser, the use of affiliated sub-advisers in which case all the advisory revenue generated from such funds remains within Nuveen, and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. In addition, the Board considered that an affiliate of the Adviser received compensation in 2025 for serving as an underwriter on shelf offerings of existing closed-end Nuveen funds and reviewed the amounts paid for such services in 2025 and 2024.

In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients but such costs are reimbursed to the funds.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Additional Fund-Specific Factors

For each Fund, set forth below are additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above.

5

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Municipal Total Return Managed Accounts Portfolio

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Benchmark	Underperformed	Outperformed	Underperformed

••	In its review, the Board considered that, given the unique nature of the Fund, the Fund does not have performance peers.

Nuveen Core Impact Bond Managed Accounts Portfolio

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Benchmark	Outperformed	Outperformed	Underperformed

••	In its review, the Board considered that, given the unique nature of the Fund, the Fund does not have performance peers.

Nuveen Emerging Markets Debt Managed Accounts Portfolio

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Benchmark	Underperformed	Underperformed	N/A

••	In its review, the Board considered that, given the unique nature of the Fund, the Fund does not have performance peers.

Nuveen High Yield Managed Accounts Portfolio

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Benchmark	Outperformed	Outperformed	N/A

••	In its review, the Board considered that, given the unique nature of the Fund, the Fund does not have performance peers.

6

Nuveen Preferred Securities and Income Managed Accounts Portfolio

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Benchmark	Outperformed	Outperformed	N/A

••	In its review, the Board considered that, given the unique nature of the Fund, the Fund does not have performance peers.

Nuveen Securitized Credit Managed Accounts Portfolio

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Benchmark	Underperformed	Outperformed	N/A

••	In its review, the Board considered that, given the unique nature of the Fund, the Fund does not have performance peers.

Nuveen Ultra Short Municipal Managed Accounts Portfolio

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Benchmark	Underperformed	N/A	N/A

••

In its review, the Board considered that, given the unique nature of the Fund, the Fund does not have performance peers. The Board further considered that the Fund is new with a performance history too short to make a meaningful assessment of performance.

G. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that each Fund’s fee arrangement was reasonable and that the Advisory Agreements be renewed for an additional one-year period.

II. Subsequent Approvals of Advisory Agreements

As noted above, the 1940 Act provides, in general terms, that an advisory and sub-advisory agreement may continue in effect for a period of more than two years only so long as the board, including a majority of the disinterested trustees, approves its continuance. During the annual review, management and the Board proposed, in relevant part, to reset the annual review schedule for the advisory and sub-advisory agreements of the Nuveen funds to permit the agreements to continue for a one-year period until August 1st the following year as opposed to the existing May 1st annual deadline.

7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

At its May Meeting, with respect to the Funds, the Board approved the Investment Management Agreements with certain minor changes and the Sub-Advisory Agreements to continue through July 31, 2027. As part of its review of the foregoing arrangements, the Board, through independent legal counsel, requested and received information regarding, among other things, the proposed renewal of the Advisory Agreements.

In their review, the Board Members considered that they had recently completed their annual review of the Advisory Agreements at the Meeting and many of the factors considered at the annual review were applicable to their evaluation of the continuance of the Advisory Agreements. Accordingly, in evaluating the respective advisory and sub-advisory agreements, the Board Members relied upon their knowledge and experience with the Adviser and the Sub-Adviser and considered the information received and their evaluations and conclusions drawn at the annual review. The Board considered management’s representation that the information and materials provided in connection with the annual review of the Advisory Agreements at the Meeting remained unchanged in all material respects. Further, with respect to the continuance of the Advisory Agreements, the Board considered the terms of such agreements with certain minor changes as appropriate to reflect the Restructuring.

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that each Fund’s fee arrangement was reasonable and that each Advisory Agreement be renewed for an additional one-year period through July 31, 2027.

8

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Managed Accounts Portfolios Trust

Date: October 6, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 6, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: October 6, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)